                                                --------------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04847

                                  ECLIPSE FUNDS
               (Exact name of Registrant as specified in charter)

                      51 Madison Avenue, New York, NY 10010
               (Address of principal executive offices) (Zip code)

                         Marguerite E.H. Morrison, Esq.
                              169 Lackawanna Avenue
                              Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (973) 394-4437

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2009

MESSAGE FROM THE PRESIDENT

The six-month period ended April 30, 2009, proved to be a historically volatile time for the U.S. economy. Earlier in the year, many financial companies faced setbacks and market liquidity dried up. Fortunately, the U.S. Treasury, the Federal Reserve and other central banks and agencies worked together in an effort to restore investor confidence.

Gross domestic product continued to decline in the fourth quarter of 2008 and the first quarter of 2009. Fortunately, first-quarter earnings reports for several companies, especially financials, were not as bad as some had earlier feared. A rally in the retailing industry suggested that consumer spending might revive. And preliminary first-quarter data from the Bureau of Economic Analysis showed that personal consumption expenditures helped soften the economy's rate of decline in the first quarter of 2009.

Although the stock market rallied from late November through early January, it then declined through early March, with some major market indexes and averages reaching levels that investors hadn't seen in more than 12 years. By March 9, 2009, many investors felt that the market had reached its low point, and the stock market gradually recovered a good deal of what it had lost--not enough, however, to end the reporting period in positive territory.

In the bond market, the earlier flight toward low-risk investments softened as the Federal Open Market Committee reduced the targeted federal funds rate to a range between 0% and 0.25%. With strong government support, including the promise of purchases by the Federal Reserve, the mortgage-backed and asset-backed securities markets began to regain their footing. Trillions of dollars were poured into the markets, risk aversion softened and higher-yielding securities gained substantial ground. Indeed, most fixed-income sectors recorded positive returns for the six-month reporting period. This trend was encouraging news for bond investors.

Throughout the reporting period, the portfolio managers of the MainStay Funds continued to pursue the investment objectives, strategies and processes of their respective Funds. Some were able to identify opportunities, reposition Fund holdings, or otherwise take advantage of a difficult market environment. With a steadfast focus on long-term investment potential, our portfolio managers sought to weather market volatility and maintain a positive outlook.

Investors concerned about recent market events might benefit from their example. With careful investing, appropriate diversification, gradual adjustments, continual reevaluation and ongoing assistance from a financial professional, investors may be able to improve the way they pursue their long-range goals.

At MainStay, we are pleased to be a part of your investment program, and we hope that you will continue to invest with us for many years to come. While past performance is no guarantee of future results, we are encouraged when the economy provides positive indicators. Like you, we look forward to better days ahead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 BALANCED FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2009

TABLE OF CONTENTS




SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
  ANALYSIS                                 10
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   13
---------------------------------------------

FINANCIAL STATEMENTS                       20
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              28
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF NEW
SUBADVISORY AGREEMENT                      36
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        38
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       38

INVESTMENT AND PERFORMANCE COMPARISON(1)


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -5.70%   -27.15%   -1.41%    2.37%
Excluding sales charges     -0.22    -22.91    -0.28     2.95



(PERFORMANCE GRAPH)                                         (With sales charges)


                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                     9450               10000          10000             10000               10000
                            8729                9551          10159              9819               11601
                           10168               11423          11380             11461               11634
                           11103               12384          12194             12411               11552
                           10722               10714          13486             11910                9919
                           12815               14456          13759             14402               13436
                           13940               17391          14200             16324               15401
                           15560               21695          14342             18737               19469
                           17208               25959          15293             21421               22437
                           16390               22934          16420             20519               21016
4/30/09                    12634               14503          16821             16023               13443







CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -5.61%   -27.00%   -1.37%    2.38%
Excluding sales charges     -0.12    -22.76    -0.25     2.96




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    23625               25000          25000             25000               25000
                           21822               23878          25399             24547               29003
                           25420               28558          28449             28654               29085
                           27758               30961          30484             31026               28880
                           26805               26785          33714             29774               24798
                           32036               36139          34399             36005               33590
                           34851               43477          35499             40809               38502
                           38900               54237          35856             46841               48673
                           43019               64897          38233             53553               56093
                           40958               57334          41049             51298               52540
4/30/09                    31638               36256          42053             40057               33607






CLASS B SHARES(3)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -5.55%   -27.27%   -1.36%    2.18%
Excluding sales charges     -0.61    -23.48    -1.03     2.18




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9163                9551          10159              9819               11601
                           10596               11423          11380             11461               11634
                           11486               12384          12194             12411               11552
                           11011               10714          13486             11910                9919
                           13067               14456          13759             14402               13436
                           14112               17391          14200             16324               15401
                           15640               21695          14342             18737               19469
                           17159               25959          15293             21421               22437
                           16216               22934          16420             20519               21016
4/30/09                    12408               14503          16821             16023               13443





1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R1 shares are sold with no initial sales charge or CDSC and have no annual 12b-1 fee. Class R2 shares are sold with no initial sales charge or CDSC and have an annual 12b-1 fee of 0.25%. Class R1 and R2 shares are available only through

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(4)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -1.54%   -24.21%   -1.03%    2.18%
Excluding sales charges     -0.55    -23.45    -1.03     2.18




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             C              VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9167                9551          10159              9819               11601
                           10597               11423          11380             11461               11634
                           11488               12384          12194             12411               11552
                           11012               10714          13486             11910                9919
                           13071               14456          13759             14402               13436
                           14110               17391          14200             16324               15401
                           15639               21695          14342             18737               19469
                           17159               25959          15293             21421               22437
                           16216               22934          16420             20519               21016
4/30/09                    12413               14503          16821             16023               13443






CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   0.07%    -22.53%    0.16%    3.30%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             I              VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9257                9551          10159              9819               11601
                           10810               11423          11380             11461               11634
                           11834               12384          12194             12411               11552
                           11457               10714          13486             11910                9919
                           13728               14456          13759             14402               13436
                           15001               17391          14200             16324               15401
                           16822               21695          14342             18737               19469
                           18685               25959          15293             21421               22437
                           17860               22934          16420             20519               21016
4/30/09                    13836               14503          16821             16023               13443






CLASS R1 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                   0.02%    -22.59%    0.05%    3.19%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED
                         FUND CLASS       RUSSELL MIDCAP     ML CORP     BALANCED COMPOSITE    RUSSELL MIDCAP
                             R1             VALUE INDEX     GOVT 1-10           INDEX               INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9248                9551          10159              9819               11601
                           10788               11423          11380             11461               11634
                           11797               12384          12194             12411               11552
                           11410               10714          13486             11910                9919
                           13653               14456          13759             14402               13436
                           14900               17391          14200             16324               15401
                           16700               21695          14342             18737               19469
                           18525               25959          15293             21421               22437
                           17685               22934          16420             20519               21016
4/30/09                    13690               14503          16821             16023               13443





   corporate-sponsored retirement programs, which include certain minimum program requirements. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50%, and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
2. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual fees and expenses. Unadjusted, the performance shown for Investor Class shares might have been lower.
3. Performance figures for Class A, B, R1 and R2 shares, first offered on January 1, 2004, include the historical performance of Class I shares through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class A, B, R1 and R2 shares might have been lower.
4. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 1, 2004) through December 31, 2003, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Balanced Fund

CLASS R2 SHARES(3)--NO SALES CHARGE
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -0.11%    -22.78%   -0.21%    2.94%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9227                9551          10159              9819               11601
                           10738               11423          11380             11461               11634
                           11714               12384          12194             12411               11552
                           11300               10714          13486             11910                9919
                           13495               14456          13759             14402               13436
                           14681               17391          14200             16324               15401
                           16411               21695          14342             18737               19469
                           18162               25959          15293             21421               22437
                           17297               22934          16420             20519               21016
4/30/09                    13356               14503          16821             16023               13443






CLASS R3 SHARES(5)--NO SALES CHARGES
--------------------------------------------------------------------------------


AVERAGE ANNUAL      SIX       ONE      FIVE     TEN
TOTAL RETURNS     MONTHS     YEAR     YEARS    YEARS
----------------------------------------------------
                  -0.24%    -22.94%   -0.44%    2.68%




(PERFORMANCE GRAPH)

                     MAINSTAY BALANCED    RUSSELL MIDCAP     ML CORP                           RUSSELL MIDCAP
                            FUND            VALUE INDEX     GOVT 1-10    BALANCED COMPOSITE         INDEX
                     -----------------    --------------    ---------    ------------------    --------------
4/30/99                    10000               10000          10000             10000               10000
                            9202                9551          10159              9819               11601
                           10681               11423          11380             11461               11634
                           11622               12384          12194             12411               11552
                           11185               10714          13486             11910                9919
                           13322               14456          13759             14402               13436
                           14470               17391          14200             16324               15401
                           16130               21695          14342             18737               19469
                           17804               25959          15293             21421               22437
                           16912               22934          16420             20519               21016
4/30/09                    13032               14503          16821             16023               13443







 BENCHMARK PERFORMANCE                                             SIX       ONE      FIVE     TEN
                                                                 MONTHS     YEAR     YEARS    YEARS
---------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(6)                                  -6.14%   -36.76%    0.06%    3.79%
Balanced Composite Index(7)                                       -0.40    -21.91     2.16     4.83
Merrill Lynch Corporate & Government 1-10 Years Bond Index(8)      6.47      2.45     4.10     5.34
Russell Midcap(R) Index(9)                                        -1.64    -36.03     0.01     3.00
Average Lipper mixed-asset target allocation growth fund(10)      -1.74    -27.07    -0.58     0.44



5. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the historical performance of Class I shares through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.
6. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Russell Midcap(R) Value Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
7. The Balanced Composite Index is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%, respectively. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
8. The Merrill Lynch Corporate and Government 1-10 Years Bond Index is a market capitalization-weighted index including U.S. Government and fixed coupon domestic investment grade corporate bonds with at least $100 million par amount outstanding. Total returns assume reinvestment of all income and capital gains. An investment cannot be made directly in an index.
9. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 31% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. An investment cannot be made directly in an index.
10. The average Lipper mixed-asset target allocation growth fund is representative of funds that, by portfolio practice, maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY BALANCED FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00       $  997.80        $ 7.43         $1,017.40         $ 7.50
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00       $  998.80        $ 6.34         $1,018.40         $ 6.41
--------------------------------------------------------------------------------------------------------

CLASS B SHARES                 $1,000.00       $  993.90        $11.12         $1,013.60         $11.23
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00       $  994.50        $11.13         $1,013.60         $11.23
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00       $1,000.70        $ 4.66         $1,020.10         $ 4.71
--------------------------------------------------------------------------------------------------------

CLASS R1 SHARES                $1,000.00       $1,000.20        $ 5.16         $1,019.60         $ 5.21
--------------------------------------------------------------------------------------------------------

CLASS R2 SHARES                $1,000.00       $  998.90        $ 6.39         $1,018.40         $ 6.46
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00       $  997.60        $ 7.63         $1,017.20         $7.70
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.50% for Investor Class, 1.28% for Class A, 2.25% for Class B and Class C, 0.94% for Class I, 1.04% for Class R1, 1.29% for Class R2 and 1.54% for Class
   R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.



8    MainStay Balanced Fund

PORTFOLIO COMPOSITION AS OF APRIL 30, 2009

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                   60.7
U.S. Government & Federal Agencies              23.2
Corporate Bonds                                 12.8
Yankee Bonds                                     1.6
Short-Term Investments                           1.5
Mortgage-Backed Securities                       0.3
Convertible Bond                                 0.0
Futures Contracts                                0.0
Liabilities in Excess of Cash and Other
  Assets                                        (0.1)





See Portfolio of Investments on page 13 for specific holdings within these categories.

++ Less than one-tenth of a percent.

TOP TEN HOLDINGS OR ISSUERS HELD AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENTS)



    1.  United States Treasury Notes,
        0.875%-4.125%, due 10/31/10-2/15/19
    2.  Federal Home Loan Mortgage Corporation,
        1.50%-5.25%, due 10/18/10-4/18/16
    3.  Federal National Mortgage Association,
        2.75%-5.50%, due 9/13/10-10/15/15
    4.  Federal Home Loan Bank, 4.50%-5.50%, due
        8/14/13-8/13/14
    5.  Federal Home Loan Mortgage Corporation
        (Mortgage Pass-Through Securities),
        4.00%-5.50%, due 10/1/38-1/1/39
    6.  Aflac, Inc.
    7.  Sempra Energy
    8.  Liberty Media Corp. Entertainment Class
        A
    9.  Unum Group
   10.  General Electric Co.







                                                    mainstayinvestments.com    9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS TONY H. ELAVIA OF MADISON SQUARE INVESTORS LLC, THE FUND'S SUBADVISOR AND THOMAS J. GIRARD OF NEW YORK LIFE INVESTMENTS,(1) THE FUND'S MANAGER.

HOW DID MAINSTAY BALANCED FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay Balanced Fund returned -0.22% for Investor Class shares, -0.12% for Class A shares, -0.61% for Class B shares and -0.55% for Class C shares for the six months ended April 30, 2009. Over the same period, Class I shares returned 0.07%, Class R1 shares returned 0.02%, Class R2 shares returned -0.11% and Class R3 shares returned -0.24%. All share classes outperformed the -1.74% return of the average Lipper(2) mixed-asset target allocation growth fund and the -6.14% return of the Russell Midcap(R) Value Index.(3) Investor Class, Class A, Class I, Class R1, Class R2 and Class R3 shares outperformed--and Class B and Class C shares underperformed--the -0.40% return of the Fund's Balanced Composite Index(4) for the six months ended April 30, 2009. The Russell Midcap(R) Value Index is the Fund's broad-based securities-market index. The Balanced Composite Index is a secondary benchmark of the Fund. See pages 5 and 6 for Fund returns with sales charges.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The most significant factors that affected the equity portion of the Fund were the extreme volatility of the equity markets, the aggressive moves by the Federal Reserve to expand the money supply, and the investors' reactions to these efforts. The equity portion of the Fund benefited from its allocations to mid-cap stocks and large-cap stocks. The equity portion of the Fund performed well relative to the Russell Midcap(R) Value Index because of reduced exposure to the financials sector, a less pronounced bias toward value stocks than the benchmark and successful application of security-selection strategies.

The fixed-income portion of the Fund outperformed the Merrill Lynch Corporate & Government 1-10 Years Bond Index(5) during the reporting period. Appropriate positioning in the mortgage-backed securities and investment-grade bond sectors contributed to relative performance. Duration(6) and yield-curve(7) decisions were also positive contributors to the results of the fixed-income portion of the Fund relative to its benchmark.

DURING THE REPORTING PERIOD, WHICH EQUITY SECTORS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S PERFORMANCE AND WHICH EQUITY SECTORS WERE THE WEAKEST?

The equity portion of the Fund utilizes a proprietary quantitative investment process that focuses on a combination of valuation, growth and momentum factors. Sector holdings are a residual of the Fund's investment process and are not a product of top-down, macroeconomic analysis.

On an absolute basis, the equity sectors that made the strongest contributions to the Fund's returns were consumer discretionary, information technology and telecommunication services. However, our underweight position in the consumer discretionary sector detracted modestly from the Fund's performance relative to the Russell Midcap(R) Value Index. Our overweight positions in information technology and telecommunication services contributed positively to the Fund's relative performance.


----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund invests in mid-cap stocks, which may be more volatile and less liquid than the securities of larger companies. The values of debt securities fluctuate depending on various factors, including interest rates, issuer creditworthiness, liquidity, market conditions and maturities. The Fund invests in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less-liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The principal risk of mortgage-related and asset-backed securities is that the underlying debt may be prepaid ahead of schedule if interest rates fall, thereby reducing the value of the Fund's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise and increase the potential for the Fund to lose money. The Fund's use of securities lending presents the risk of default by the borrower, which may also result in a loss to the Fund.

1. "New York Life Investments" is a service mark used by New York Life Investment Management LLC.
2. See footnote on page 7 for more information on Lipper Inc.
3. See footnote on page 7 for more information on the Russell Midcap(R) Value Index.
4. See footnote on page 7 for more information on the Fund's Balanced Composite Index.
5. See footnote on page 7 for more information on the Merrill Lynch Corporate & Government 1-10 Years Bond Index.
6. Duration is a measure of the price sensitivity of a fixed-income investment to changes in interest rates. Duration is expressed as a number of years and is considered a more accurate sensitivity gauge than average maturity.
7. The yield curve is a line that plots the yields of various securities of similar quality--typically U.S. Treasury issues--across a range of maturities. The U.S. Treasury yield curve serves as a benchmark for other debt and is used in economic forecasting.


10    MainStay Balanced Fund

From a sector standpoint, the weakest contributors to the Fund's returns were consumer staples, financials and energy. Our significant underweight position in financials helped the Fund's performance relative to the Russell Midcap(R) Value Index.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE STRONGEST CONTRIBUTORS TO THE FUND'S ABSOLUTE PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

On an absolute basis, the strongest individual contributors to the performance of the equity portion of the Fund were telecommunication firm Sprint Nextel, TV entertainment distributor Liberty Media and financial firm Goldman Sachs Group. The stocks that most severely detracted from the Fund's absolute performance included energy company Sunoco and financial companies Wells Fargo and Citigroup.

DID THE EQUITY PORTION OF THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

The equity portion of the Fund selects securities using a proprietary investment process, which seeks stocks that have attractive relative valuations, strong operating results and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were telecommunications provider AT&T and retailer Wal-Mart Stores. Among the stocks the Fund trimmed because of unattractive valuations, weak operating results and deteriorating price trends were computer firm Dell and financial company BlackRock.

HOW DID SECTOR WEIGHTINGS CHANGE IN THE EQUITY PORTION OF THE FUND DURING THE REPORTING PERIOD?

Weighting changes in the equity portion of the Fund resulted from a combination of stock performance and the Fund's proprietary quantitative security- selection process. During the reporting period, we increased the Fund's weighting in the utilities sector, but maintained a significantly underweight position relative to the Russell Midcap(R) Value Index. We modestly increased the Fund's weighting in the telecommunication services sector.


During the reporting period, we significantly decreased the Fund's weighting in health care from overweight relative to the Russell Midcap(R) Value Index in the fall of 2008 to slightly underweight in the spring of 2009. We also decreased the Fund's weighting in industrials during the reporting period.

HOW WAS THE EQUITY PORTION OF THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the equity portion of the Fund was overweight relative to the Russell Midcap(R) Value Index in information technology and industrials. As of the same date, the equity portion of the Fund was underweight relative to the benchmark in materials and utilities and significantly underweight in financials.

WHAT FACTORS AFFECTED THE FIXED-INCOME PORTION OF THE FUND DURING THE REPORTING PERIOD?

The economic environment remained weak and the fixed-income markets remained unsettled as continued turmoil in the financial system--along with a weakening economy--gave investors little reason for confidence. Sharp cuts in consumer spending during the last two months of 2008 led to lower manufacturing output and reduced business spending. In the first four months of 2009, the economy displayed some hints of stabilizing. Consumer spending exceeded expectations, inventory levels may have undergone their necessary adjustments and early signs suggest that the labor market may not be deteriorating as rapidly as in prior months.

In early March and throughout the month of April, riskier asset classes such as high-yield bonds and leveraged loans rebounded. Credit spreads(8) on some financial institution paper also improved, helping to provide a measure of stabilization in the fixed-income markets.

The Federal Reserve continued its easing of interest rates by lowering the federal funds target rate to a range of 0% to 0.25%; by purchasing mortgage-backed securities, agency debentures and U.S. Treasury securities; and by supporting the capital markets through a variety of programs. Interest rates were very volatile during the six-month reporting period as they first moved to new lows in December 2008 and then rose sharply in January and February 2009, before settling into a narrow range.


----------
8. The terms "spread" and "yield spread" may refer to the difference in yield between a security or type of security and comparable U.S. Treasury issues. The terms may also refer to the difference in yield between two specific securities or types of securities at a given time.

                                                   mainstayinvestments.com    11

HOW DID THE FIXED-INCOME PORTION OF THE FUND RESPOND TO THESE MARKET FORCES?

In the fixed-income portion of the Fund, we reduced investment-grade bond exposure, specifically to financial institutions, and increased the Fund's weightings in Treasury and agency securities. This positioning added to the Fund's performance relative to the Merrill Lynch Corporate & Government 1-10 Years Bond Index. The Fund's allocations to residential mortgage-backed and commercial mortgage-backed securities added to performance relative to the benchmark.


----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


12    MainStay Balanced Fund

PORTFOLIO OF INVESTMENTS+++ APRIL 30, 2009 UNAUDITED



                                       PRINCIPAL
                                          AMOUNT           VALUE
LONG-TERM BONDS 37.9%+
CONVERTIBLE BOND 0.0%++
----------------------------------------------------------------

INTERNET 0.0%++
At Home Corp.
  4.75%, due 12/31/49
  (a)(b)(c)(d)                       $   177,810   $          18
                                                   -------------
Total Convertible Bond
  (Cost $13,326)                                              18
                                                   -------------



CORPORATE BONDS 12.8%
----------------------------------------------------------------

AEROSPACE & DEFENSE 1.4%
Boeing Co.
  6.875%, due 3/15/39                  1,500,000       1,563,385
Lockheed Martin Corp.
  7.65%, due 5/1/16                    3,000,000       3,403,281
United Technologies Corp.
  7.125%, due 11/15/10                 3,130,000       3,346,111
                                                   -------------
                                                       8,312,777

                                                   -------------

BANKS 1.3%
Bank of America Corp.
  5.75%, due 12/1/17                   1,000,000         816,956
  7.80%, due 2/15/10                   1,500,000       1,518,829
  7.80%, due 9/15/16                   1,500,000       1,032,920
HSBC Bank USA N.A.
  5.875%, due 11/1/34                  1,000,000         877,253
Keycorp
  6.50%, due 5/14/13                     400,000         380,051
Mellon Funding Corp.
  6.375%, due 2/15/10                  1,960,000       2,000,331
PNC Bank N.A.
  6.875%, due 4/1/18                   1,230,000       1,171,406
                                                   -------------
                                                       7,797,746

                                                   -------------

BEVERAGES 0.3%
Anheuser-Busch Cos., Inc.
  7.50%, due 3/15/12                   1,500,000       1,585,590
                                                   -------------


CHEMICALS 0.2%
Monsanto Co.
  7.375%, due 8/15/12                  1,000,000       1,117,573
                                                   -------------


DIVERSIFIED FINANCIAL SERVICES 2.0%
Bear Stearns Cos., Inc. (The)
  5.30%, due 10/30/15                  2,000,000       1,852,648
CIT Group, Inc.
  4.75%, due 12/15/10                    655,000         484,900
Citigroup, Inc.
  5.85%, due 8/2/16                    1,500,000       1,245,225
  6.50%, due 1/18/11                     500,000         483,463
General Electric Capital
  Corp.
  6.875%, due 1/10/39                  1,650,000       1,292,838
Goldman Sachs Group, Inc.
  (The)
  6.65%, due 5/15/09                   1,180,000       1,181,939
  7.35%, due 10/1/09                   1,000,000       1,021,975
HSBC Finance Corp.
  6.375%, due 11/27/12                 1,000,000         937,184
JPMorgan Chase & Co.
  2.625%, due 12/1/10 (e)              2,000,000       2,044,548
  5.25%, due 5/1/15                    1,000,000         923,813
                                                   -------------
                                                      11,468,533

                                                   -------------

ELECTRIC 1.9%
CenterPoint Energy Houston
  Electric LLC
  7.00%, due 3/1/14                    1,250,000       1,328,838
Consolidated Edison Co. of
  New York
  7.50%, due 9/1/10                    3,000,000       3,190,701
Duke Energy Ohio, Inc.
  5.45%, due 4/1/19                    1,000,000       1,032,873
Interstate Power & Light Co.
  6.625%, due 8/1/09                   1,311,000       1,319,802
Kansas City Power & Light Co.
  7.15%, due 4/1/19                    1,000,000       1,019,502
Pacificorp
  6.00%, due 1/15/39                     750,000         749,714
Peco Energy Co.
  5.00%, due 10/1/14                   2,450,000       2,468,223
                                                   -------------
                                                      11,109,653

                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.3%
Emerson Electric Co.
  6.125%, due 4/15/39                  1,500,000       1,505,076
                                                   -------------


FOOD 0.8%
Campbell Soup Co.
  6.75%, due 2/15/11                   1,500,000       1,617,570
ConAgra Foods, Inc.
  7.00%, due 4/15/19                     600,000         637,492
Kellogg Co.
  Series B
  6.60%, due 4/1/11                    2,000,000       2,132,204
                                                   -------------
                                                       4,387,266
                                                   -------------



 + Percentages indicated are based on Fund net assets.
 V Among the Fund's 10 largest holdings or issuers held, as of April 30, 2009, excluding short-term investments. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

                                       PRINCIPAL
                                          AMOUNT           VALUE
CORPORATE BONDS (CONTINUED)
GAS 0.1%
Atmos Energy Corp.
  8.50%, due 3/15/19                 $   485,000   $     514,004
                                                   -------------


HEALTH CARE--PRODUCTS 0.4%
Johnson & Johnson
  6.625%, due 9/1/09                   2,371,000       2,410,264
                                                   -------------


HEALTH CARE--SERVICES 0.3%
Roche Holdings, Inc.
  5.00%, due 3/1/14 (f)                1,500,000       1,572,471
                                                   -------------


HOUSEHOLD PRODUCTS & WARES 0.5%
Kimberly-Clark Corp.
  5.00%, due 8/15/13                   3,000,000       3,129,891
                                                   -------------


INSURANCE 0.3%
Allstate Corp. (The)
  7.20%, due 12/1/09                   1,900,000       1,933,717
                                                   -------------


MACHINERY--DIVERSIFIED 0.4%
Deere & Co.
  7.85%, due 5/15/10                   2,308,000       2,388,748
                                                   -------------


MEDIA 0.4%
COX Communications, Inc.
  8.375%, due 3/1/39 (f)               1,150,000       1,116,053
Time Warner Cable, Inc.
  6.75%, due 7/1/18                      250,000         252,962
  8.25%, due 4/1/19                      710,000         784,664
                                                   -------------
                                                       2,153,679

                                                   -------------

MISCELLANEOUS--MANUFACTURING 0.1%
ITT Corp.
  6.125%, due 5/1/19                     400,000         410,664
                                                   -------------


OIL & GAS 0.6%
Chevron Corp.
  3.95%, due 3/3/14                    1,500,000       1,537,064
ConocoPhillips
  8.75%, due 5/25/10                   1,940,000       2,081,096
                                                   -------------
                                                       3,618,160

                                                   -------------

PIPELINES 0.1%
Plains All American Pipeline,
  L.P.
  8.75%, due 5/1/19                      800,000         820,209
                                                   -------------


REAL ESTATE INVESTMENT TRUSTS 0.1%
ERP Operating, L.P.
  5.25%, due 9/15/14                     922,000         795,148
                                                   -------------


TELECOMMUNICATIONS 1.2%
AT&T, Inc.
  6.55%, due 2/15/39                     750,000         721,288
Southwestern Bell Telephone
  Corp.
  7.00%, due 7/1/15                    3,000,000       3,164,163
Verizon Communications, Inc.
  7.35%, due 4/1/39                    1,000,000       1,036,842
Verizon Wireless Capital LLC
  5.55%, due 2/1/14 (f)                2,000,000       2,098,056
                                                   -------------
                                                       7,020,349

                                                   -------------

TRANSPORTATION 0.1%
FedEx Corp.
  8.00%, due 1/15/19                     750,000         811,914
                                                   -------------
Total Corporate Bonds
  (Cost $75,363,750)                                  74,863,432
                                                   -------------



MORTGAGE-BACKED SECURITIES 0.3%
----------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) 0.3%
Bear Stearns Commercial
  Mortgage Securities
  Series 2004-PWR4, Class A3
  5.468%, due 6/11/41                    800,000         717,922
JP Morgan Chase Commercial
  Mortgage Securities Corp.
  Series 2005-CB12, Class A4
  4.895%, due 9/12/37                    400,000         348,169
Morgan Stanley Capital I
  Series 2006-T21, Class A4
  5.162%, due 10/12/52                   800,000         664,403
                                                   -------------
Total Mortgage-Backed
  Securities
  (Cost $1,697,950)                                    1,730,494
                                                   -------------



U.S. GOVERNMENT & FEDERAL AGENCIES 23.2%
----------------------------------------------------------------

V  FEDERAL HOME LOAN BANK 1.3%
  4.50%, due 9/16/13                   2,500,000       2,716,045
  5.125%, due 8/14/13                  2,500,000       2,779,887
  5.50%, due 8/13/14                   2,000,000       2,267,130
                                                   -------------
                                                       7,763,062
                                                   -------------

V  FEDERAL HOME LOAN MORTGAGE CORPORATION 4.0%
  1.50%, due 1/7/11                    2,500,000       2,513,462
  3.25%, due 2/25/11                   2,000,000       2,067,600
  3.50%, due 5/29/13                   2,000,000       2,103,234
  3.875%, due 6/29/11                  5,500,000       5,790,543
  4.125%, due 10/18/10                 2,000,000       2,094,314




14    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                       PRINCIPAL
                                          AMOUNT           VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
  4.75%, due 1/18/11                 $ 2,000,000   $   2,120,484
  4.75%, due 1/19/16                   2,000,000       2,194,156
  5.125%, due 4/18/11                  2,000,000       2,145,170
  5.25%, due 4/18/16                   2,000,000       2,241,742
                                                   -------------
                                                      23,270,705

                                                   -------------
V  FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) 1.3%
  4.00%, due 1/1/39                    3,481,203       3,472,500
  4.50%, due 1/1/39                    2,453,247       2,496,530
  5.50%, due 10/1/38                   1,337,162       1,384,471
                                                   -------------
                                                       7,353,501

                                                   -------------
V  FEDERAL NATIONAL MORTGAGE ASSOCIATION 2.5%
  2.75%, due 3/13/14                   2,000,000       2,022,348
  3.625%, due 8/15/11                  2,000,000       2,098,596
  4.375%, due 9/13/10                  2,000,000       2,090,294
  4.375%, due 10/15/15                 2,000,000       2,152,006
  4.50%, due 2/15/11                   2,000,000       2,116,706
  4.875%, due 5/18/12                  2,000,000       2,182,106
  5.50%, due 3/15/11                   2,000,000       2,157,876
                                                   -------------
                                                      14,819,932

                                                   -------------

UNITED STATES TREASURY BOND 0.1%
  4.50%, due 5/15/38                     730,000         785,549
                                                   -------------


V  UNITED STATES TREASURY NOTES 14.0%
  0.875%, due 12/31/10                 3,200,000       3,203,127
  0.875%, due 1/31/11                  7,015,000       7,020,752
  0.875%, due 2/28/11                  7,400,000       7,400,888
  0.875%, due 3/31/11                  6,100,000       6,100,000
  0.875%, due 4/30/11                  1,050,000       1,049,097
  1.125%, due 12/15/11                 4,500,000       4,490,154
  1.25%, due 11/30/10                 15,245,000      15,359,947
  1.375%, due 4/15/12                  3,000,000       3,000,930
  1.50%, due 10/31/10                  4,500,000       4,551,327
  1.75%, due 3/31/14                   1,050,000       1,038,188
  1.875%, due 2/28/14                    130,000         129,340
  2.00%, due 11/30/13                 12,925,000      12,981,547
  2.75%, due 10/31/13                  7,185,000       7,458,928
  2.75%, due 2/15/19                   3,175,000       3,075,273
  4.00%, due 8/15/18                   2,015,000       2,161,716
  4.125%, due 5/15/15                  3,000,000       3,309,375
                                                   -------------
                                                      82,330,589
                                                   -------------
Total U.S. Government &
  Federal Agencies
  (Cost $135,293,911)                                136,323,338
                                                   -------------


YANKEE BONDS 1.6% (G)
----------------------------------------------------------------

MINING 0.5%
BHP Billiton Finance USA,
  Ltd.
  5.50%, due 4/1/14                    1,250,000       1,316,085
Rio Tinto Finance USA, Ltd.
  8.95%, due 5/1/14                    1,800,000       1,863,158
                                                   -------------
                                                       3,179,243
                                                   -------------

OIL & GAS 0.3%
Shell International Finance
  B.V.
  4.00%, due 3/21/14                   1,500,000       1,546,838
                                                   -------------


PHARMACEUTICALS 0.1%
Novartis Securities
  Investment, Ltd.
  5.125%, due 2/10/19                    900,000         921,533
                                                   -------------


PIPELINES 0.2%
TransCanada Pipelines, Ltd.
  7.625%, due 1/15/39                    975,000       1,067,319
                                                   -------------


TELECOMMUNICATIONS 0.5%
Deutsche Telekom
  International Finance B.V.
  6.75%, due 8/20/18                   1,500,000       1,560,218
Vodafone Group PLC
  5.625%, due 2/27/17                  1,300,000       1,308,122
                                                   -------------
                                                       2,868,340
                                                   -------------
Total Yankee Bonds
  (Cost $9,195,984)                                    9,583,273
                                                   -------------
Total Long-Term Bonds
  (Cost $221,564,921)                                222,500,555
                                                   -------------




                                          SHARES

COMMON STOCKS 60.7%
----------------------------------------------------------------

AEROSPACE & DEFENSE 1.4%
General Dynamics Corp.                    18,784   $     970,569
L-3 Communications Holdings,
  Inc.                                     7,710         587,116
Lockheed Martin Corp.                     43,837       3,442,520
Northrop Grumman Corp.                    72,300       3,495,705
                                                   -------------
                                                       8,495,910

                                                   -------------

AGRICULTURE 1.8%
Altria Group, Inc.                       108,651       1,774,271
Archer-Daniels-Midland Co.                54,335       1,337,728
Bunge, Ltd.                               44,554       2,139,037
Lorillard, Inc.                           63,811       4,028,388
Philip Morris International,
  Inc.                                    34,008       1,231,090
                                                   -------------
                                                      10,510,514
                                                   -------------


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
APPAREL 0.1%
NIKE, Inc. Class B                         5,710   $     299,604
                                                   -------------


AUTO PARTS & EQUIPMENT 0.1%
TRW Automotive Holdings Corp.
  (h)                                     27,000         232,740
WABCO Holdings, Inc.                      24,203         387,006
                                                   -------------
                                                         619,746

                                                   -------------

BANKS 0.6%
Capital One Financial Corp.               29,426         492,591
M&T Bank Corp.                             3,155         165,480
Regions Financial Corp.                   22,279         100,033
U.S. Bancorp                               6,946         126,556
Wells Fargo & Co.                        135,995       2,721,260
                                                   -------------
                                                       3,605,920

                                                   -------------

BIOTECHNOLOGY 0.6%
Amgen, Inc. (h)                           71,639       3,472,342
                                                   -------------


CHEMICALS 1.6%
Ashland, Inc.                             50,144       1,101,162
CF Industries Holdings, Inc.              36,857       2,655,547
Comerica, Inc.                            26,589         557,837
Monsanto Co.                              24,481       2,078,192
Mosaic Co. (The)                          21,528         870,808
Sherwin-Williams Co. (The)                22,910       1,297,622
Terra Industries, Inc.                    23,540         623,810
                                                   -------------
                                                       9,184,978

                                                   -------------

COMMERCIAL SERVICES 0.8%
Host Hotels & Resorts, Inc.              152,446       1,172,310
Moody's Corp.                            111,052       3,278,255
                                                   -------------
                                                       4,450,565

                                                   -------------

COMPUTERS 3.1%
Affiliated Computer Services,
  Inc. Class A (h)                        78,411       3,793,524
Apple, Inc. (h)                            4,833         608,136
Computer Sciences Corp. (h)               23,822         880,461
Dell, Inc. (h)                           324,723       3,773,281
Hewlett-Packard Co.                      106,877       3,845,435
International Business
  Machines Corp.                          35,723       3,686,971
Western Digital Corp. (h)                 70,529       1,658,842
                                                   -------------
                                                      18,246,650

                                                   -------------

COSMETICS & PERSONAL CARE 1.4%
Avon Products, Inc.                       50,427       1,147,719
Colgate-Palmolive Co.                     54,700       3,227,300
Procter & Gamble Co. (The)                73,298       3,623,853
                                                   -------------
                                                       7,998,872
                                                   -------------

DIVERSIFIED FINANCIAL SERVICES 5.0%
Ameriprise Financial, Inc.                26,547         699,514
BlackRock, Inc.                           26,118       3,826,809
Citigroup, Inc.                        1,416,179       4,319,346
CME Group, Inc.                           16,441       3,639,215
Discover Financial Services               71,263         579,368
Goldman Sachs Group, Inc.
  (The)                                   35,479       4,559,052
IntercontinentalExchange,
  Inc. (h)                                26,232       2,297,923
Invesco, Ltd.                            110,297       1,623,572
Morgan Stanley                           144,444       3,414,656
T. Rowe Price Group, Inc.                 48,417       1,865,023
TD Ameritrade Holding Corp.
  (h)                                    168,662       2,683,412
                                                   -------------
                                                      29,507,890

                                                   -------------

ELECTRIC 3.1%
AES Corp. (The) (h)                      512,214       3,621,353
Alliant Energy Corp.                      74,598       1,668,011
American Electric Power Co.,
  Inc.                                   162,451       4,285,457
DTE Energy Corp.                          74,088       2,190,782
Edison International                      91,500       2,608,665
FPL Group, Inc.                           22,711       1,221,625
Mirant Corp. (h)                         209,854       2,671,442
                                                   -------------
                                                      18,267,335

                                                   -------------

ELECTRICAL COMPONENTS & EQUIPMENT 0.4%
Emerson Electric Co.                      66,919       2,277,923
                                                   -------------


ENGINEERING & CONSTRUCTION 0.6%
Fluor Corp.                               36,033       1,364,570
Shaw Group, Inc. (The) (h)                62,724       2,103,136
                                                   -------------
                                                       3,467,706

                                                   -------------

FOOD 1.5%
H.J. Heinz Co.                           103,623       3,566,704
Kroger Co. (The)                          58,912       1,273,677
Safeway, Inc.                            137,708       2,719,733
SUPERVALU, Inc.                           85,739       1,401,833
                                                   -------------
                                                       8,961,947

                                                   -------------

FOREST PRODUCTS & PAPER 0.2%
International Paper Co.                   99,400       1,258,404
                                                   -------------


GAS 1.2%
Energen Corp.                             29,681       1,072,078
NiSource, Inc.                           100,292       1,102,209
V  Sempra Energy                         108,105       4,974,992
                                                   -------------
                                                       7,149,279

                                                   -------------

HEALTH CARE--PRODUCTS 0.8%
Becton, Dickinson & Co.                    2,811         170,009
Johnson & Johnson                         36,457       1,908,889




16    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE--PRODUCTS (CONTINUED)
Medtronic, Inc.                            9,163   $     293,216
St. Jude Medical, Inc. (h)                72,377       2,426,077
                                                   -------------
                                                       4,798,191
                                                   -------------

HEALTH CARE--SERVICES 0.7%
Quest Diagnostics, Inc.                   52,829       2,711,713
WellPoint, Inc. (h)                       39,527       1,690,174
                                                   -------------
                                                       4,401,887

                                                   -------------

HOME BUILDERS 0.0%++
Toll Brothers, Inc. (h)                    2,884          58,430
                                                   -------------


INSURANCE 6.1%
V  Aflac, Inc.                           182,257       5,265,405
American Financial Group,
  Inc.                                   105,383       1,852,633
Arch Capital Group, Ltd. (h)              41,905       2,421,271
Assurant, Inc.                            91,771       2,242,883
Axis Capital Holdings, Ltd.              110,513       2,723,040
Chubb Corp. (The)                          1,616          62,943
CIGNA Corp.                              225,427       4,443,166
MetLife, Inc.                            128,528       3,823,708
Principal Financial Group,
  Inc.                                    92,276       1,507,790
Prudential Financial, Inc.               137,132       3,960,372
Reinsurance Group of America,
  Inc. Class B                            58,952       1,874,084
Torchmark Corp.                            6,199         181,817
Transatlantic Holdings, Inc.              11,425         433,350
V  Unum Group                            300,437       4,909,141
                                                   -------------
                                                      35,701,603

                                                   -------------

INTERNET 1.0%
eBay, Inc. (h)                           118,230       1,947,248
Google, Inc. Class A (h)                   9,633       3,814,379
                                                   -------------
                                                       5,761,627

                                                   -------------

IRON & STEEL 0.5%
Reliance Steel & Aluminum
  Co.                                     75,610       2,663,740
                                                   -------------


MACHINERY--DIVERSIFIED 0.7%
Cummins, Inc.                            130,165       4,425,610
                                                   -------------


MEDIA 4.0%
Apollo Group, Inc. Class A
  (h)                                     48,514       3,053,956
CBS Corp. Class B                        518,151       3,647,783
Comcast Corp. Class A                    258,401       3,994,880
Dish Network Corp. Class A
  (h)                                    156,936       2,079,402
V  Liberty Media Corp.
  Entertainment Class A (h)              201,812       4,914,122
Time Warner Cable, Inc.                   35,360       1,139,653
Walt Disney Co. (The)                    178,788       3,915,457
Washington Post Co. Class B                2,038         853,087
                                                   -------------
                                                      23,598,340

                                                   -------------

METAL FABRICATE & HARDWARE 0.5%
Precision Castparts Corp.                 41,534       3,109,235
                                                   -------------


MINING 0.2%
Freeport-McMoRan Copper &
  Gold, Inc. Class B                      30,655       1,307,436
                                                   -------------


MISCELLANEOUS--MANUFACTURING 2.9%
Dover Corp.                               15,772         485,462
Eaton Corp.                               84,179       3,687,040
V  General Electric Co.                  369,847       4,678,565
Honeywell International,
  Inc.                                    44,481       1,388,252
ITT Corp.                                 84,520       3,466,165
John Bean Technologies Corp.              43,291         477,067
Parker Hannifin Corp.                     57,989       2,629,801
                                                   -------------
                                                      16,812,352

                                                   -------------

OIL & GAS 4.8%
Chevron Corp.                             58,245       3,849,995
ConocoPhillips                            80,666       3,307,306
ENSCO International, Inc.                131,075       3,706,801
ExxonMobil Corp.                          58,112       3,874,327
Marathon Oil Corp.                        25,477         756,667
Murphy Oil Corp.                          90,111       4,299,196
Occidental Petroleum Corp.                64,277       3,618,152
Pioneer Natural Resources
  Co.                                     88,290       2,041,265
Questar Corp.                             20,507         609,468
Sunoco, Inc.                              89,657       2,376,807
Valero Energy Corp.                        1,116          22,141
                                                   -------------
                                                      28,462,125

                                                   -------------

PACKAGING & CONTAINERS 0.3%
Crown Holdings, Inc. (h)                  69,347       1,529,101
Sonoco Products Co.                       10,229         249,690
                                                   -------------
                                                       1,778,791

                                                   -------------

PHARMACEUTICALS 2.2%
Abbott Laboratories                       30,242       1,265,628
AmerisourceBergen Corp.                  103,935       3,496,373
Forest Laboratories, Inc. (h)            180,683       3,919,014
Herbalife, Ltd.                           20,419         404,705
Pfizer, Inc.                             189,189       2,527,565
Sepracor, Inc. (h)                        80,075       1,137,866
Watson Pharmaceuticals, Inc.
  (h)                                      4,608         142,571
                                                   -------------
                                                      12,893,722
                                                   -------------


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17


                                          SHARES           VALUE
COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS 0.1%
CapitalSource, Inc.                       21,399   $      66,123
CBL & Associates Properties,
  Inc.                                    74,677         592,935
Public Storage                             1,630         108,982
                                                   -------------
                                                         768,040

                                                   -------------

RETAIL 3.7%
AutoZone, Inc. (h)                        13,417       2,232,455
Big Lots, Inc. (h)                       118,081       3,263,759
Coach, Inc. (h)                          158,750       3,889,375
Gap, Inc. (The)                          138,458       2,151,637
Polo Ralph Lauren Corp.                   29,686       1,598,294
Ross Stores, Inc.                         75,404       2,860,828
TJX Cos., Inc.                            30,198         844,638
Wal-Mart Stores, Inc.                     76,188       3,839,875
Walgreen Co.                              20,144         633,126
Yum! Brands, Inc.                          9,095         303,318
                                                   -------------
                                                      21,617,305

                                                   -------------

SEMICONDUCTORS 0.7%
Intel Corp.                              256,667       4,050,205
                                                   -------------


SOFTWARE 2.5%
Activision Blizzard, Inc. (h)            352,014       3,791,191
BMC Software, Inc. (h)                    86,271       2,991,015
Microsoft Corp.                          190,091       3,851,244
Oracle Corp.                             197,040       3,810,754
                                                   -------------
                                                      14,444,204

                                                   -------------

TELECOMMUNICATIONS 4.5%
American Tower Corp. Class A
  (h)                                     55,382       1,758,932
AT&T, Inc.                               150,761       3,862,497
CenturyTel, Inc.                         133,492       3,624,308
Cisco Systems, Inc. (h)                  212,864       4,112,533
Corning, Inc.                             50,432         737,316
Juniper Networks, Inc. (h)               119,662       2,590,682
PG&E Corp.                                73,153       2,715,439
Sprint Nextel Corp. (h)                  943,241       4,112,531
Verizon Communications, Inc.              87,388       2,651,352
                                                   -------------
                                                      26,165,590

                                                   -------------

TOYS, GAMES & HOBBIES 0.3%
Hasbro, Inc.                              70,841       1,888,621
                                                   -------------


TRANSPORTATION 0.7%
Expeditors International of
  Washington, Inc.                        75,275       2,612,795
Tidewater, Inc.                            8,089         349,849
Union Pacific Corp.                       24,546       1,206,191
                                                   -------------
                                                       4,168,835
                                                   -------------
Total Common Stocks
  (Cost $424,141,374)                                356,651,474
                                                   -------------



                                       PRINCIPAL
                                          AMOUNT

SHORT-TERM INVESTMENTS 1.5%
----------------------------------------------------------------

REPURCHASE AGREEMENT 0.5%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $2,587,388 (Collateralized
  by United States
  Treasury Bill with a rate
  of 0.12%
  and a maturity date of
  7/30/09, with Principal
  Amount of $2,645,000 and
  Market Value of $2,644,207)        $ 2,587,384       2,587,384
                                                   -------------
Total Repurchase Agreement
  (Cost $2,587,384)                                    2,587,384
                                                   -------------


U.S. GOVERNMENT 1.0%
United States Treasury Bills
  0.122%, due 7/16/09 (i)              5,000,000       4,998,710
  0.136%, due 7/30/09 (i)(j)           1,100,000       1,099,628
                                                   -------------
Total U.S. Government
  (Cost $6,098,077)                                    6,098,338
                                                   -------------
Total Short-Term Investments
  (Cost $8,685,461)                                    8,685,722
                                                   -------------
Total Investments
  (Cost $654,391,756) (l)                  100.1%    587,837,751
Liabilities in Excess of
  Cash and Other Assets                     (0.1)       (396,763)
                                           -----    ------------
Net Assets                                 100.0%  $ 587,440,988
                                           =====    ============






                            CONTRACTS         UNREALIZED
                                 LONG   APPRECIATION (k)
FUTURES CONTRACTS 0.0%++
--------------------------------------------------------

Standard & Poor's 500
  Index
  Mini June 2009                  137           $261,282
                                                --------
Total Futures Contracts
  (Settlement Value
  $5,959,500)                                   $261,282
                                                ========







18    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

+++  On a daily basis New York Life
     Investments confirms that the value of
     the Fund's liquid assets (liquid
     portfolio securities and cash) is
     sufficient to cover its potential senior
     securities (e.g., futures, swaps,
     options)
++   Less than one-tenth of a percent.
(a)  Illiquid security.  The total market
     value of this security at April 30, 2009
     is $18, which represents less than one-
     tenth of a percent of the Fund's net
     assets.
(b)  Issue in default.
(c)  Restricted security.
(d)  Fair valued security. The total market
     value of this security at April 30, 2009
     is $18, which represents less than one-
     tenth of a percent of the Fund's net
     assets.
(e)  The debt is guaranteed under the Federal
     Deposit Insurance Corporation ("FDIC")
     Temporary Liquidity Guarantee Program and
     is backed by the full faith and credit of
     the United States.  The expiration date
     of the FDIC's guarantee is the earlier of
     the maturity date of the debt or June 30,
     2012.
(f)  May be sold to institutional investors
     only under Rule 144A or securities
     offered pursuant to Section 4(2) of the
     Securities Act of 1933, as amended.
(g)  Yankee Bond - dollar-denominated bond
     issued in the United States by a foreign
     bank or corporation.
(h)  Non-income producing security.
(i)  Interest rate presented is yield to
     maturity.
(j)  Represents a security, or a portion
     thereof, which is segregated, or
     partially segregated as collateral for
     futures contracts.
(k)  Represents the difference between the
     value of the contracts at the time they
     were opened and the value at April 30,
     2009.
(l)  At April 30, 2009, cost is $656,407,937
     for federal income tax purposes and net
     unrealized depreciation is as follows:




Gross unrealized appreciation      $ 26,154,910
Gross unrealized depreciation       (94,725,096)
                                   ------------
Net unrealized depreciation        $(68,570,186)
                                   ============





The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                         INVESTMENTS IN   OTHER FINANCIAL
 VALUATION INPUTS            SECURITIES   INSTRUMENTS (A)
Level 1--Quoted Prices     $356,651,474          $261,282
Level 2--Other
  Significant
  Observable Inputs         231,186,259                --
Level 3--Significant
  Unobservable Inputs                18                --
                           ------------          --------
Total                      $587,837,751          $261,282
                           ============          ========




(a) Other financial instruments include futures.


Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                   INVESTMENTS IN
                                       SECURITIES
Balance as of 10/31/08                        $18
Accrued discounts/premiums                     --
Realized gain (loss)                           --
Change in unrealized
  appreciation/depreciation                    --
Net purchases (sales)                          --
Net transfers in and/or out of
  Level 3                                      --
                                              ---
Balance as of 4/30/09                         $18
                                              ===
Net change in unrealized
  appreciation/depreciation from
  investments still held as of
  4/30/09                                      --
                                              ===





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $654,391,756)     $ 587,837,751
Receivables:
  Dividends and interest                 2,430,687
  Investment securities sold             2,327,694
  Fund shares sold                         157,798
  Variation margin on futures
     contracts                               6,165
Other assets                               147,291
                                     -------------
     Total assets                      592,907,386
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        3,738,893
  Transfer agent (See Note 3)              621,342
  Fund shares redeemed                     476,620
  Manager (See Note 3)                     297,310
  NYLIFE Distributors (See Note 3)         156,001
  Professional fees                         62,204
  Shareholder communication                 56,855
  Custodian                                 34,515
  Trustees                                   5,254
Accrued expenses                            17,404
                                     -------------
     Total liabilities                   5,466,398
                                     -------------
Net assets                           $ 587,440,988
                                     =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding
  (par value of $.01 per share) 1
  billion shares authorized          $     306,014
Additional paid-in capital             811,659,448
                                     -------------
                                       811,965,462
Accumulated undistributed net
  investment income                        357,547
Accumulated net realized loss on
  investments and futures
  transactions                        (158,589,298)
Net unrealized depreciation on
  investments and futures contracts    (66,292,723)
                                     -------------
Net assets                           $ 587,440,988
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  50,837,200
                                     =============
Shares of beneficial interest
  outstanding                            2,647,233
                                     =============
Net asset value per share
  outstanding                        $       19.20
Maximum sales charge (5.50% of
  offering price)                             1.12
                                     -------------
Maximum offering price per share
  outstanding                        $       20.32
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $ 141,225,322
                                     =============
Shares of beneficial interest
  outstanding                            7,356,270
                                     =============
Net asset value per share
  outstanding                        $       19.20
Maximum sales charge (5.50% of
  offering price)                             1.12
                                     -------------
Maximum offering price per share
  outstanding                        $       20.32
                                     =============
CLASS B
Net assets applicable to
  outstanding shares                 $  70,856,522
                                     =============
Shares of beneficial interest
  outstanding                            3,701,104
                                     =============
Net asset value and offering price
  per share outstanding              $       19.14
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  63,479,462
                                     =============
Shares of beneficial interest
  outstanding                            3,316,981
                                     =============
Net asset value and offering price
  per share outstanding              $       19.14
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $ 184,608,139
                                     =============
Shares of beneficial interest
  outstanding                            9,599,023
                                     =============
Net asset value and offering price
  per share outstanding              $       19.23
                                     =============
CLASS R1
Net assets applicable to
  outstanding shares                 $  23,816,539
                                     =============
Shares of beneficial interest
  outstanding                            1,239,736
                                     =============
Net asset value and offering price
  per share outstanding              $       19.21
                                     =============
CLASS R2
Net assets applicable to
  outstanding shares                 $  52,557,649
                                     =============
Shares of beneficial interest
  outstanding                            2,737,942
                                     =============
Net asset value and offering price
  per share outstanding              $       19.20
                                     =============
CLASS R3
Net assets applicable to
  outstanding shares                 $      60,155
                                     =============
Shares of beneficial interest
  outstanding                                3,134
                                     =============
Net asset value and offering price
  per share outstanding              $       19.20
                                     =============






20    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $  4,403,461
  Interest                              4,146,833
  Income from securities
     loaned--net                              110
                                     ------------
     Total income                       8,550,404
                                     ------------
EXPENSES:
  Manager (See Note 3)                  2,030,261
  Transfer agent--Investor Class
     (See Note 3)                         127,881
  Transfer agent--Class A (See Note
     3)                                   214,859
  Transfer agent--Classes B and C
     (See Note 3)                         375,939
  Transfer agent--Classes I, R1, R2
     and R3
     (See Note 3)                         370,623
  Distribution--Class B (See Note
     3)                                   267,488
  Distribution--Class C (See Note
     3)                                   246,344
  Distribution--Class R3 (See Note
     3)                                        59
  Distribution/Service--Investor
     Class (See Note 3)                    58,231
  Distribution/Service--Class A
     (See Note 3)                         180,660
  Service--Class B (See Note 3)            88,877
  Service--Class C (See Note 3)            81,716
  Distribution/Service--Class R2
     (See Note 3)                          62,151
  Distribution/Service--Class R3
     (See Note 3)                              59
  Professional fees                        85,448
  Shareholder communication                83,535
  Registration                             69,529
  Shareholder service--Class R1
     (See Note 3)                          11,472
  Shareholder service--Class R2
     (See Note 3)                          24,909
  Shareholder service--Class R3
     (See Note 3)                              24
  Custodian                                24,154
  Trustees                                 17,190
  Miscellaneous                            31,706
                                     ------------
     Total expenses before waiver       4,453,115
  Expense waiver from Manager
     (See Note 3)                        (353,792)
                                     ------------
     Net expenses                       4,099,323
                                     ------------
Net investment income                   4,451,081
                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
  Security transactions              $(92,555,757)
  Futures transactions                  4,021,338
                                     ------------
Net realized loss on investments
  and futures transactions            (88,534,419)
                                     ------------
Net change in unrealized
  appreciation (depreciation) on:
  Security transactions                78,760,767
  Futures contracts                      (418,957)
                                     ------------
Net change in unrealized
  depreciation on investments and
  futures contracts                    78,341,810
                                     ------------
Net realized and unrealized loss on
  investments and futures contracts   (10,192,609)
                                     ------------
Net decrease in net assets
  resulting from operations          $ (5,741,528)
                                     ============




(a) Dividends recorded net of foreign withholding taxes in the amount of $1,314.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              21

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2008


                                        2009             2008
DECREASE IN NET ASSETS:
Operations:
 Net investment income        $    4,451,081   $   17,976,215
 Net realized loss on
  investments and futures
  transactions                  (88,534,419)     (69,482,537)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and futures
  contracts                       78,341,810    (213,177,248)
                              -------------------------------
 Net decrease in net assets
  resulting from operations      (5,741,528)    (264,683,570)
                              -------------------------------

Dividends and distributions to shareholders:
 From net investment income:
    Investor Class                 (417,607)        (603,646)
    Class A                      (1,395,325)      (5,418,133)
    Class B                        (343,363)      (1,193,014)
    Class C                        (315,132)      (1,241,955)
    Class I                      (2,059,681)      (6,524,922)
    Class R1                       (255,545)      (1,171,162)
    Class R2                       (498,737)      (1,521,875)
    Class R3                           (416)            (738)
                              -------------------------------
                                 (5,285,806)     (17,675,445)
                              -------------------------------
 From net realized gain on investments:
    Class A                               --     (24,077,693)
    Class B                               --      (8,794,284)
    Class C                               --      (9,531,313)
    Class I                               --     (24,773,850)
    Class R1                              --      (4,242,231)
    Class R2                              --      (6,428,934)
    Class R3                              --          (2,379)
                              -------------------------------
 Total dividends and
  distributions to
  shareholders                   (5,285,806)     (95,526,129)
                              -------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                          43,755,245      175,720,920
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions                4,999,713       88,742,803
 Cost of shares redeemed       (113,717,124)    (538,782,912)
                              -------------------------------
    Decrease in net assets
     derived from capital
     share transactions         (64,962,166)    (274,319,189)
                              -------------------------------
    Net decrease in net
     assets                     (75,989,500)    (634,528,888)

NET ASSETS:
Beginning of period              663,430,488    1,297,959,376
                              -------------------------------
End of period                 $  587,440,988   $  663,430,488
                              ===============================
Accumulated undistributed
 net investment income at
 end of period                $      357,547   $    1,192,272
                              ===============================






22    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                          INVESTOR CLASS
                                   ---------------------------
                                                  FEBRUARY 28,
                                   SIX MONTHS        2008**
                                      ENDED          THROUGH
                                    APRIL 30,      OCTOBER 31,

                                   ---------------------------
                                      2009*           2008
Net asset value at beginning of
  period                             $ 19.41         $ 25.29
                                     -------         -------
Net investment income                   0.13 (a)        0.29 (a)
Net realized and unrealized gain
  (loss) on investments                (0.18)          (5.82)
                                     -------         -------
Total from investment operations       (0.05)          (5.53)
                                     -------         -------
Less dividends and distributions:
  From net investment income           (0.16)          (0.35)
  From net realized gain on
     investments                          --              --
                                     -------         -------
Total dividends and distributions      (0.16)          (0.35)
                                     -------         -------
Net asset value at end of period     $ 19.20         $ 19.41
                                     =======         =======
Total investment return (b)            (0.22%)(c)     (22.12%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                 1.43% ++        1.81% ++
  Net expenses                          1.50% ++        1.38% ++
  Expenses (before waiver)              1.61% ++        1.38% ++
Portfolio turnover rate                   84%             69%
Net assets at end of period (in
  000's)                             $50,837         $49,971




                                                            CLASS B
                           ------------------------------------------------------------------------
                                                                                         JANUARY 2,
                           SIX MONTHS                                                      2004**
                              ENDED                                                       THROUGH
                            APRIL 30,               YEAR ENDED OCTOBER 31,              OCTOBER 31,

                           ------------------------------------------------------------------------
                              2009*        2008       2007        2006        2005          2004
Net asset value at
  beginning of period        $ 19.35     $ 28.34    $  27.84    $  26.84    $  25.37      $ 24.46
                             -------     -------    --------    --------    --------      -------
Net investment income           0.06 (a)    0.26 (a)    0.28 (a)    0.23        0.18         0.08
Net realized and
  unrealized gain (loss)
  on investments               (0.18)      (7.25)       1.24        2.22        1.89         0.93
                             -------     -------    --------    --------    --------      -------
Total from investment
  operations                   (0.12)      (6.99)       1.52        2.45        2.07         1.01
                             -------     -------    --------    --------    --------      -------
Less dividends and
  distributions:
  From net investment
     income                    (0.09)      (0.25)      (0.29)      (0.20)      (0.14)       (0.10)
  From net realized gain
     on investments               --       (1.75)      (0.73)      (1.25)      (0.46)          --
                             -------     -------    --------    --------    --------      -------
Total dividends and
  distributions                (0.09)      (2.00)      (1.02)      (1.45)      (0.60)       (0.10)
                             -------     -------    --------    --------    --------      -------
Net asset value at end of
  period                     $ 19.14     $ 19.35    $  28.34    $  27.84    $  26.84      $ 25.37
                             =======     =======    ========    ========    ========      =======
Total investment return
  (b)                          (0.61%)(c) (26.47%)      5.56%       9.49%       8.19%        4.13%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income         0.70% ++    1.06%       0.99%       0.94%       0.57%        0.24%++
  Net expenses                  2.25% ++    2.10%       2.03%       2.07%       2.07%        2.09%++#
  Expenses (before
     waiver)                    2.36% ++    2.10%       2.03%       2.07%       2.07%        2.09%++#
Portfolio turnover rate           84%         69%         68%         55%         93%          42%
Net assets at end of
  period (in 000's)          $70,857     $81,144    $145,919    $156,284    $206,074      $62,931




*    Unaudited.
**   Commencement of operations.
++   Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% of average net assets for the period ended October 31, 2004.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





24    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                        CLASS A
--------------------------------------------------------------------------------------
                                                                            JANUARY 2,
                                                                              2004**
      SIX MONTHS                                                              THROUGH
         ENDED                                                                OCTOBER
       APRIL 30,                   YEAR ENDED OCTOBER 31,                       31,

--------------------------------------------------------------------------------------
         2009*         2008          2007          2006          2005          2004
       $  19.41      $  28.42      $  27.92      $  26.90      $  25.41      $  24.45
       --------      --------      --------      --------      --------      --------
           0.15 (a)      0.46 (a)      0.49 (a)      0.44          0.35          0.19
          (0.18)        (7.26)         1.25          2.23          1.91          0.96
       --------      --------      --------      --------      --------      --------
          (0.03)        (6.80)         1.74          2.67          2.26          1.15
       --------      --------      --------      --------      --------      --------

          (0.18)        (0.46)        (0.51)        (0.40)        (0.31)        (0.19)
             --         (1.75)        (0.73)        (1.25)        (0.46)           --
       --------      --------      --------      --------      --------      --------
          (0.18)        (2.21)        (1.24)        (1.65)        (0.77)        (0.19)
       --------      --------      --------      --------      --------      --------
       $  19.20      $  19.41      $  28.42      $  27.92      $  26.90      $  25.41
       ========      ========      ========      ========      ========      ========
          (0.12%)(c)   (25.84%)        6.34%        10.35%         8.96%         4.70%(c)

           1.68% ++      1.87%         1.74%         1.63%         1.32%         0.99%++
           1.28% ++      1.29%         1.28%         1.32%         1.32%         1.34%++#
           1.35% ++      1.29%         1.28%         1.32%         1.32%         1.34%++#
             84%           69%           68%           55%           93%           42%
       $141,225      $173,834      $405,912      $420,694      $307,538      $108,204




                                     CLASS C
      --------------------------------------------------------------------

      SIX MONTHS
         ENDED
       APRIL 30,                    YEAR ENDED OCTOBER 31,

      --------------------------------------------------------------------
         2009*        2008       2007        2006        2005        2004
        $ 19.34     $ 28.33    $  27.83    $  26.83    $  25.37    $ 24.08
        -------     -------    --------    --------    --------    -------
           0.06 (a)    0.26 (a)    0.28 (a)    0.24        0.17       0.13
          (0.17)      (7.25)       1.24        2.21        1.89       1.62
        -------     -------    --------    --------    --------    -------
          (0.11)      (6.99)       1.52        2.45        2.06       1.75
        -------     -------    --------    --------    --------    -------

          (0.09)      (0.25)      (0.29)      (0.20)      (0.14)     (0.14)
             --       (1.75)      (0.73)      (1.25)      (0.46)     (0.32)
        -------     -------    --------    --------    --------    -------
          (0.09)      (2.00)      (1.02)      (1.45)      (0.60)     (0.46)
        -------     -------    --------    --------    --------    -------
        $ 19.14     $ 19.34    $  28.33    $  27.83    $  26.83    $ 25.37
        =======     =======    ========    ========    ========    =======
          (0.55%)(c) (26.48%)      5.56%       9.49%       8.15%      7.30%

           0.71% ++    1.06%       0.99%       0.89%       0.57%      0.24%
           2.25% ++    2.10%       2.03%       2.07%       2.07%      2.09%#
           2.36% ++    2.10%       2.03%       2.07%       2.07%      2.09%#
             84%         69%         68%         55%         93%        42%
        $63,479     $79,423    $161,163    $169,609    $141,279    $29,301




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              25

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                  Class I
                             --------------------------------------------------------------------------------

                             Six months
                                ended
                              April 30,                          Year ended October 31,

                             --------------------------------------------------------------------------------
                                2009*         2008          2007          2006          2005          2004
Net asset value at
  beginning of period         $  19.44      $  28.47      $  27.96      $  26.94      $  25.43      $  24.07
                              --------      --------      --------      --------      --------      --------
Net investment income             0.18 (a)      0.55 (a)      0.60 (a)      0.53          0.45          0.34
Net realized and
  unrealized gain (loss)
  on investments                 (0.18)        (7.28)         1.25          2.27          1.94          1.68
                              --------      --------      --------      --------      --------      --------
Total from investment
  operations                        --         (6.73)         1.85          2.80          2.39          2.02
                              --------      --------      --------      --------      --------      --------
Less dividends and
  distributions:
  From net investment
     income                      (0.21)        (0.55)        (0.61)        (0.53)        (0.42)        (0.34)
  From net realized gain
     on investments                 --         (1.75)        (0.73)        (1.25)        (0.46)        (0.32)
                              --------      --------      --------      --------      --------      --------
Total dividends and
  distributions                  (0.21)        (2.30)        (1.34)        (1.78)        (0.88)        (0.66)
                              --------      --------      --------      --------      --------      --------
Net asset value at end of
  period                      $  19.23      $  19.44      $  28.47      $  27.96      $  26.94      $  25.43
                              ========      ========      ========      ========      ========      ========
Total investment return
  (b)                             0.07%(c)    (25.62%)        6.77%        10.84%         9.46%         8.45%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income           2.00%++       2.22%         2.10%         2.11%         1.77%         1.42%
  Net expenses                    0.94%++       0.94%         0.91%         0.85%         0.86%         0.91%#
  Expenses (before waiver)        1.10%++       1.01%         0.95%         0.85%         0.86%         0.91%#
Portfolio turnover rate             84%           69%           68%           55%           93%           42%
Net assets at end of
  period (in 000's)           $184,608      $199,126      $410,355      $376,763      $269,652      $180,262




                                                                 Class R2
                             --------------------------------------------------------------------------------
                                                                                                   January 2,
                                                                                                     2004**
                             Six months                                                              through
                                ended                                                                October
                              April 30,                   Year ended October 31,                       31,

                             --------------------------------------------------------------------------------
                                2009*         2008          2007          2006          2005          2004
Net asset value at
  beginning of period          $ 19.41       $ 28.42      $  27.91      $  26.90       $ 25.41       $ 24.45
                               -------       -------      --------      --------       -------       -------
Net investment income             0.15 (a)      0.46 (a)      0.50 (a)      0.46          0.39          0.18
Net realized and
  unrealized gain (loss)
  on investments                 (0.18)        (7.26)         1.25          2.23          1.90          0.97
                               -------       -------      --------      --------       -------       -------
Total from investment
  operations                     (0.03)        (6.80)         1.75          2.69          2.29          1.15
                               -------       -------      --------      --------       -------       -------
Less dividends and
  distributions:
  From net investment
     income                      (0.18)        (0.46)        (0.51)        (0.43)        (0.34)        (0.19)
  From net realized gain
     on investments                 --         (1.75)        (0.73)        (1.25)        (0.46)           --
                               -------       -------      --------      --------       -------       -------
Total dividends and
  distributions                  (0.18)        (2.21)        (1.24)        (1.68)        (0.80)        (0.19)
                               -------       -------      --------      --------       -------       -------
Net asset value at end of
  period                       $ 19.20       $ 19.41      $  28.42      $  27.91       $ 26.90       $ 25.41
                               =======       =======      ========      ========       =======       =======
Total investment return
  (b)                            (0.11%)(c)   (25.86%)        6.40%        10.44%         9.05%         4.71%(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income           1.66% ++      1.87%         1.76%         1.75%         1.43%         1.07%++
  Net expenses                    1.29% ++      1.29%         1.26%         1.20%         1.21%         1.26%++#
  Expenses (before waiver)        1.45% ++      1.36%         1.30%         1.20%         1.21%         1.26%++#
Portfolio turnover rate             84%           69%           68%           55%           93%           42%
Net assets at end of
  period (in 000's)            $52,558       $54,849      $105,100      $109,637       $70,872       $19,324




*    Unaudited.
**   Commencement of operations.
++   Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% of average net assets for the period ended October 31, 2004.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I, Class R1, Class R2 and
     Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





26    MainStay Balanced Fund        The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                        CLASS R1
      ---------------------------------------------------------------------------
                                                                       JANUARY 2,

                                                                         2004**
      SIX MONTHS                                                         THROUGH
         ENDED                                                           OCTOBER
       APRIL 30,                 YEAR ENDED OCTOBER 31,                    31,

---------------------------------------------------------------------------------
         2009*        2008         2007         2006         2005         2004
        $ 19.42      $ 28.44      $ 27.94     $  26.93      $ 25.43      $ 24.45
        -------      -------      -------     --------      -------      -------
           0.17 (a)     0.53 (a)     0.57 (a)     0.53         0.43         0.23
          (0.18)       (7.28)        1.25         2.23         1.93         0.98
        -------      -------      -------     --------      -------      -------
          (0.01)       (6.75)        1.82         2.76         2.36         1.21
        -------      -------      -------     --------      -------      -------

          (0.20)       (0.52)       (0.59)       (0.50)       (0.40)       (0.23)
             --        (1.75)       (0.73)       (1.25)       (0.46)          --
        -------      -------      -------     --------      -------      -------
          (0.20)       (2.27)       (1.32)       (1.75)       (0.86)       (0.23)
        -------      -------      -------     --------      -------      -------
        $ 19.21      $ 19.42      $ 28.44     $  27.94      $ 26.93      $ 25.43
        =======      =======      =======     ========      =======      =======
           0.02%(c)   (25.69%)       6.64%       10.70%        9.33%        4.96%(c)

           1.90%++      2.13%        2.02%        1.99%        1.68%        1.32%++
           1.04%++      1.04%        1.01%        0.95%        0.96%        1.01%++#
           1.20%++      1.11%        1.05%        0.95%        0.96%        1.01%++#
             84%          69%          68%          55%          93%          42%
        $23,817      $25,038      $69,474     $108,739      $77,397      $30,394




                                             Class R3
      -------------------------------------------------------------------------------------
                                                                                 April 28,
                                                                                   2006**
      Six months                                                                   through
         ended                                                                     October
       April 30,                      Year ended October 31,                         31,

      -------------------------------------------------------------------------------------
         2009*                    2008                     2007                     2006
        $19.41                   $ 28.41                  $27.91                   $27.25
        ------                   -------                  ------                   ------
          0.12 (a)                  0.40 (a)                0.41 (a)                 0.20
         (0.17)                    (7.26)                   1.26                     0.66
        ------                   -------                  ------                   ------
         (0.05)                    (6.86)                   1.67                     0.86
        ------                   -------                  ------                   ------

         (0.16)                    (0.39)                  (0.44)                   (0.20)
            --                     (1.75)                  (0.73)                      --
        ------                   -------                  ------                   ------
         (0.16)                    (2.14)                  (1.17)                   (0.20)
        ------                   -------                  ------                   ------
        $19.20                   $ 19.41                  $28.41                   $27.91
        ======                   =======                  ======                   ======
         (0.24%)(c)               (26.02%)                  6.10%                    3.18%(c)

          1.37% ++                  1.62%                   1.46%                    1.36%++
          1.54% ++                  1.54%                   1.52%                    1.48%++
          1.71% ++                  1.61%                   1.56%                    1.48%++
            84%                       69%                     68%                      55%
        $   60                   $    45                  $   37                   $   10




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              27

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Balanced Fund (the "Fund"), a diversified fund.

The Fund currently offers eight classes of shares. Class I shares commenced operations on May 1, 1989. Class C shares commenced operations on December 30, 2002. Class A shares, Class B shares, Class R1 shares and Class R2 shares commenced operations on January 2, 2004. Class R3 shares commenced operations on April 28, 2006. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I, Class R1, Class R2 and Class R3 shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The eight classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions except that Class B and Class C shares are subject to higher distribution fee rates than Investor Class, Class A, Class R2 and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R1 shares are not subject to a distribution or service fee. Class R1, Class R2 and Class R3 shares are authorized to pay a shareholder service fee to the Manager, as defined in Note 3(A), its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R1, Class R2 or Class R3 shares.

The Fund's investment objective is to seek high total return.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Debt securities are valued at prices supplied by a pricing agent or broker selected by the Fund's Manager (as defined in Note 3(A)) in consultation with the Fund's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, if any, to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").

Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, the Fund held securities with a value of $18 that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal year beginning November 1, 2008. In


28    MainStay Balanced Fund
accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," ("FIN 48") an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund has not recorded any tax liabilities pursuant to FIN 48. Each of the Fund's tax returns for the prior three years remains subject to examination by the Internal Revenue Service and state tax authorities. The Manager, as defined in Note 3(A), determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws and regulations and interpretations thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts

                                                   mainstayinvestments.com    29
and premiums on securities purchased, other than short-term securities, for the Fund are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Fund's Board of Trustees. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the Investment Company Act of 1940. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street manages the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnifies the Fund's portfolio against counterparty risk. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

In light of current market conditions, the Fund's Board of Trustees and New York Life Investments, as defined in


30    MainStay Balanced Fund

Note 3(A), have determined that it is in the best interest of the Fund to temporarily stop lending portfolio securities, and to recall all outstanding loans. As a result, on September 18, 2008, the Fund temporarily suspended its participation in the securities lending program and initiated a recall of all securities out on loan. All loaned securities have since been recalled. The Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.

(J) RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund may not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. (See Note 5.)

(K) CONCENTRATION OF RISK. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific country, industry or region.

(L) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. The fixed-income portion of the Fund is advised by New York Life Investments directly, without a Subadvisor. As of January 1, 2009, Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the equity portion of the Fund and is responsible for the day-to-day portfolio management of the equity portion of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.70% on assets up to $1 billion, 0.65% on assets from $1 billion to $2 billion and 0.60% on assets in excess of $2 billion. Prior to May 1, 2008, the Fund was contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows: 0.75% on assets up to $1 billion and 0.70% on assets in excess of $1 billion.

Effective September 29, 2008, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and
Class R3, 1.54%. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed the existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

Between April 1, 2008 (February 28, 2008, for the Investor Class) New York Life Investments had a written expense limitation agreement under which it had agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses did not exceed the following percentages of average daily net assets for each class: Investor Class, 1.50%; Class A, 1.28%; Class B, 2.25%; Class C, 2.25%; Class I, 0.94%; Class R1, 1.04%; Class R2, 1.29%; and Class R3, 1.54%.

For the six-month period ended April 30, 2009, New York Life Investments earned fees from the Fund in the amount of $2,030,261 and waived its fees in the amount of $353,792.


                                                   mainstayinvestments.com    31

As of April 30, 2009, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                      OCTOBER 31,
   2010                   2011                2012           TOTAL
 $274,906               $324,453            $353,792       $953,151
-------------------------------------------------------------------------



State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund, with respect to Investor Class, Class A, Class B, Class C, Class R2 and Class R3 shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class, Class A and Class R2 Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class, Class A and Class R2 shares, which is an expense of the Investor Class, Class A and Class R2 shares of the Fund, for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a shareholder service fee at an annual rate of 0.25% of an average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution and shareholder service fee from the Fund at an annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution and service activities as designated by the Distributor. Class I and Class R1 shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plans for the Class R1, Class R2 and Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R1, Class R2 and Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R1, Class R2 and Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $13,660 and $4,410, respectively, for the six-month period ended April 30, 2009. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $592, $96,199 and $1,808, respectively, for the six-month period ended April 30, 2009.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Fund for the six-month period ended April 30, 2009, amounted to $1,089,302.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At April 30, 2009, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                            $1,189     0.0%++
-------------------------------------------------
Class B                               950     0.0++
-------------------------------------------------
Class C                             1,277     0.0++
-------------------------------------------------
Class R1                            1,001     0.0++
-------------------------------------------------
Class R2                              989     0.0++
-------------------------------------------------
Class R3                            8,079    13.4
-------------------------------------------------




++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the six-month period ended April 30, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were $29,675.



32    MainStay Balanced Fund

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2008, for federal income tax purposes, capital loss carryforwards of $67,358,168 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $67,358
------------------------------------



The tax character of distributions paid during the year ended October 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                                            2008
Distributions paid from:
  Ordinary Income                    $31,529,550
  Long-Term Capital Gains             63,996,579
------------------------------------------------
Total                                $95,526,129
------------------------------------------------



NOTE 5--RESTRICTED SECURITY:

As of April 30, 2009, the Fund held the following restricted security:

                                            DATE(S) OF   PRINCIPAL             4/30/09   PERCENTAGE OF
 SECURITY                                  ACQUISITION      AMOUNT      COST     VALUE      NET ASSETS
At Home Corp.
  Convertible Bond
  4.75%, due 12/31/49                          7/25/01    $117,810   $13,325     $18               0.0%++
  ---------------------------------------------------------------------------------------------------




++ Less than one-tenth of a percent.

NOTE 6--CUSTODIAN:

State Street is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 7--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. Effective September 3, 2008, these Funds pay a commitment fee at an annual rate of 0.08% of the average commitment amount, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six-month period ended April 30, 2009.

NOTE 8--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six-month period ended April 30, 2009, purchases and sales of U.S. Government securities were $185,487 and $119,087, respectively. Purchases and sales of securities, other than U.S. Government securities and short-term securities, were $306,700 and $410,650, respectively.

NOTE 9--CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                   SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      128,419   $   2,341,770
Shares issued to
  shareholders in
  reinvestment of dividends       22,629         414,506
Shares redeemed                 (283,757)     (5,138,619)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (132,709)     (2,382,343)
Shares converted into
  Investor Class (See Note
  1)                             207,240       3,675,599
Shares converted from
  Investor Class (See Note
  1)                              (1,208)        (22,488)
                              --------------------------
Net increase                      73,323   $   1,270,768
                              ==========================
Period ended October 31,
  2008 (a):
Shares sold                      561,659   $  14,100,622
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions               25,309         599,017
Shares redeemed                 (423,337)    (10,030,595)
                              --------------------------
Net increase in shares
  outstanding before
  conversion                     163,631       4,669,044
Shares converted into
  Investor Class (See Note
  1)                           2,608,564      63,301,198
Shares converted from
  Investor Class (See Note
  1)                            (198,285)     (4,567,256)
                              --------------------------
Net increase                   2,573,910   $  63,402,986
                              ==========================

(a) Investor Class shares were first offered on February
    28, 2008.


                                                   mainstayinvestments.com    33

 INVESTOR CLASS                   SHARES          AMOUNT

 CLASS A                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      271,094   $   4,964,787
Shares issued to
  shareholders in
  reinvestment of dividends       67,976       1,244,809
Shares redeemed               (1,855,819)    (33,866,474)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                  (1,516,749)    (27,656,878)
Shares converted into Class
  A
  (See Note 1)                    48,591         881,557
Shares converted from Class
  A (See Note 1)                (133,732)     (2,424,558)
                              --------------------------
Net decrease                  (1,601,890)  $ (29,199,879)
                              ==========================
Year ended October 31, 2008:
Shares sold                    1,090,955   $  27,182,393
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,017,956      26,715,124
Shares redeemed               (5,344,353)   (132,030,445)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                  (3,235,442)    (78,132,928)
Shares converted into Class
  A
  (See Note 1)                   423,364      10,227,745
Shares converted from Class
  A (See Note 1)              (2,511,567)    (60,910,587)
                              --------------------------
Net decrease                  (5,323,645)  $(128,815,770)
                              ==========================


 CLASS B                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      156,908   $   2,861,024
Shares issued to
  shareholders in
  reinvestment of dividends       16,716         305,407
Shares redeemed                 (544,544)     (9,819,982)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (370,920)     (6,653,551)
Shares converted from Class
  B
  (See Note 1)                  (121,379)     (2,110,110)
                              --------------------------
Net decrease                    (492,299)  $  (8,763,661)
                              ==========================
Year ended October 31, 2008:
Shares sold                      377,899   $   9,335,509
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              338,374       8,885,377
Shares redeemed               (1,347,198)    (33,052,656)
                              --------------------------
Net decrease in shares
  outstanding before
  conversion                    (630,925)    (14,831,770)
Shares converted from Class
  B
  (See Note 1)                  (324,289)     (8,051,100)
                              --------------------------
Net decrease                    (955,214)  $ (22,882,870)
                              ==========================


 CLASS C                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      148,528   $   2,711,531
Shares issued to
  shareholders in
  reinvestment of dividends       12,852         234,767
Shares redeemed                 (950,394)    (17,109,206)
                              --------------------------
Net decrease                    (789,014)  $ (14,162,908)
                              ==========================
Year ended October 31, 2008:
Shares sold                      467,635   $  11,651,098
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              307,778       8,086,388
Shares redeemed               (2,357,820)    (58,125,152)
                              --------------------------
Net decrease                  (1,582,407)  $ (38,387,666)
                              ==========================


 CLASS I                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      964,250   $  17,595,246
Shares issued to
  shareholders in
  reinvestment of dividends      111,619       2,046,420
Shares redeemed               (1,719,096)    (31,067,912)
                              --------------------------
Net decrease                    (643,227)  $ (11,426,246)
                              ==========================
Year ended October 31, 2008:
Shares sold                    3,090,704   $  77,224,830
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,184,298      31,075,554
Shares redeemed               (8,447,165)   (211,368,875)
                              --------------------------
Net decrease                  (4,172,163)  $(103,068,491)
                              ==========================


 CLASS R1                         SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                       97,265   $   1,775,692
Shares issued to
  shareholders in
  reinvestment of dividends       13,949         255,545
Shares redeemed                 (160,639)     (2,882,084)
                              --------------------------
Net decrease                     (49,425)  $    (850,847)
                              ==========================
Year ended October 31, 2008:
Shares sold                      328,889   $   8,186,925
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              206,769       5,413,394
Shares redeemed               (1,689,076)    (37,479,589)
                              --------------------------
Net decrease                  (1,153,418)  $ (23,879,270)
                              ==========================





34    MainStay Balanced Fund

 CLASS R2                         SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      633,487   $  11,489,690
Shares issued to
  shareholders in
  reinvestment of dividends       27,191         497,843
Shares redeemed                 (748,710)    (13,831,696)
                              --------------------------
Net decrease                     (88,032)  $  (1,844,163)
                              ==========================
Year ended October 31, 2008:
Shares sold                    1,130,921   $  28,002,672
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              303,929       7,964,832
Shares redeemed               (2,307,239)    (56,682,663)
                              --------------------------
Net decrease                    (872,389)  $ (20,715,159)
                              ==========================


 CLASS R3                         SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                          835   $      15,505
Shares issued to
  shareholders in
  reinvestment of dividends           23             416
Shares redeemed                      (62)         (1,151)
                              --------------------------
Net increase                         796   $      14,770
                              ==========================
Year ended October 31, 2008:
Shares sold                        1,511   $      36,871
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  120           3,117
Shares redeemed                     (588)        (12,937)
                              --------------------------
Net increase                       1,043   $      27,051
                              ==========================





NOTE 10--NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.


                                                   mainstayinvestments.com    35

BOARD CONSIDERATION AND APPROVAL OF NEW SUBADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the Fund, as defined in the 1940 Act ("Independent Trustees"), review and approve the fund's investment advisory agreements. At its meeting on September 25, 2008, the Board of Trustees of Eclipse Funds (the "Board" of the "Trust"), which was comprised solely of Independent Trustees, unanimously approved a new subadvisory agreement (the "Subadvisory Agreement") between New York Life Investment Management LLC ("New York Life Investments"), manager of the Trust, and Madison Square Investors LLC ("Madison Square Investors") with respect to the equity portion of the MainStay Balanced Fund (the "Fund"). Madison Square Investors is a new affiliate of New York Life Investments formed to accommodate a lift-out of New York Life Investments' Equity Investors Group ("EIG"), a division of New York Life Investments that historically has provided investment advisory services to the Fund, effective December 27, 2008 (the "Reorganization"). New York Life Investments advised the Board that EIG would be better positioned in the institutional marketplace as a separate investment boutique rather than as a division of New York Life Investments. In considering the approval of the Subadvisory Agreement, the Board was provided with information from New York Life Investments confirming that, in connection with the Reorganization: (i) no material change in the nature or the level of the services provided to the Fund would occur; (ii) no increase in the investment advisory fees payable by the Fund would be implemented; (iii) no material changes were expected in the personnel responsible for management of the Fund; and (iv) existing shareholders would be notified of the Reorganization. Furthermore, the Board considered an opinion from outside counsel to New York Life Investments confirming that the Subadvisory Agreement did not require shareholder approval.

In reaching its decision to approve the Subadvisory Agreement, the Board considered a variety of information furnished to the Board from New York Life Investments. The Board also requested and received responses from New York Life Investments to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. The Board considered its historical experience with EIG's capabilities and resources, and its evaluation of EIG in connection with previous contract review processes, including contract review processes that culminated with approval of the management agreement between the Trust, on behalf of the Fund, and New York Life Investments in April 2008 and again in June 2008 (the "Prior Contract Review Processes").

In determining to approve the new Subadvisory Agreement, the members of the Board reviewed and evaluated all of this information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Madison Square Investors;
(ii) the investment performance of the Fund and the historical investment performance of similar funds managed by Madison Square Investors; (iii) the costs of the services to be provided, and profits to be realized, by Madison Square Investors from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit the Fund's investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses.

While the members of the Board may have weighed certain factors differently, the Board's decision to approve the Subadvisory Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with its review of the Subadvisory Agreement. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Subadvisory Agreement is provided below.

NATURE, EXTENT, AND QUALITY OF SERVICES TO BE PROVIDED

In considering the approval of the Subadvisory Agreement, the Board examined the nature, extent and quality of the services that EIG historically had provided to the Fund, and that Madison Square Investors would provide to the Fund. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board acknowledged EIG's historical service to the Fund, and took note of the experience of EIG's portfolio managers, the number of accounts managed by the portfolio managers and EIG's method for compensating portfolio managers. The Board also considered the experience of senior personnel at EIG. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund is likely to benefit from the nature, extent and quality of these services as a result of Madison Square Investors' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating investment performance, the Board took note of the Fund's historical investment performance results, as presented to the Board in connection with the Prior Contract Review Processes, with consideration for the Fund's investment objectives, strategies and risks, as disclosed in the Fund's prospectus. The Board considered information about the Fund's investment performance that is provided to the Board in connection with its regularly scheduled meetings, and also took note of information provided in connection with the Prior Contract Review Processes showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers. The


36    MainStay Balanced Fund

Board also considered the strength of Madison Square Investors' resources (including research capabilities). Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the selection of Madison Square Investors as subadviser to the Fund is likely to benefit the Fund's long-term investment performance.

COSTS OF THE SERVICES TO BE PROVIDED BY MADISON SQUARE INVESTORS

The Board considered the estimated costs of the services and profits to be realized by Madison Square Investors under the Subadvisory Agreement, taking into account profitability information provided to the Board in connection with the Prior Contract Review Processes. Because Madison Square Investors is an affiliate of New York Life Investments whose subadvisory fees for advising the Fund will be paid directly by New York Life Investments, the Board considered the cost and profitability information for New York Life Investments and Madison Square Investors in the aggregate. In evaluating these estimated costs and profits, the Board considered, among other things, EIG's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that Madison Square Investors must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that Madison Square Investors' ability to maintain a strong financial position is important in order for Madison Square Investors to provide high-quality ongoing services to the Fund and its shareholders.

The Board also considered certain fall-out benefits that may be realized by Madison Square Investors due to its relationship with the Fund. The Board recognized, for example, the benefits to Madison Square Investors from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to Madison Square Investors in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that any profits realized by Madison Square Investors due to its relationship with the Fund will be fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with the Fund's investors. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board took note of the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. The Board also observed that New York Life Investments historically has subsidized the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund's fee schedule and expense structure appropriately reflect economies of scale for the benefit of the Fund's investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board considered the reasonableness of the fees to be paid under the existing management and new Subadvisory Agreement, and the Fund's total ordinary operating expenses. The Board considered that the fees to be paid to Madison Square Investors under the Subadvisory Agreement are paid by New York Life Investments, not the Fund, and will result in no increase in the Fund's expenses. The Board noted that New York Life Investments will retain half of its management fee under the new Subadvisory Agreement with Madison Square Investors, consistent with the management and subadvisory fee structure used for other subadvisory relationships between New York Life Investments and its affiliates.

In assessing the reasonableness of the Fund's management and subadvisory fees and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with New York Life Investments in recent years and observed that New York Life Investments has subsidized the total ordinary operating expenses of the Fund's share classes through the imposition of expense limitation arrangements that may be modified only with the prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Subadvisory Agreement, supports the conclusion that these fees to be paid under the Subadvisory Agreement are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the new Subadvisory Agreement with Madison Square Investors.


                                                   mainstayinvestments.com    37

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Funds's website at mainstayinvestments.com; and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



38    MainStay Balanced Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP CORE FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL COMPANY VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC
BOSTON, MASSACHUSETTS

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO15868         (RECYCLE LOGO)            MS140-09           MSBL10-06/09
                                                                          B7

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 MID CAP CORE FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2009

MESSAGE FROM THE PRESIDENT

The six-month period ended April 30, 2009, proved to be a historically volatile time for the U.S. economy. Earlier in the year, many financial companies faced setbacks and market liquidity dried up. Fortunately, the U.S. Treasury, the Federal Reserve and other central banks and agencies worked together in an effort to restore investor confidence.

Gross domestic product continued to decline in the fourth quarter of 2008 and the first quarter of 2009. Fortunately, first-quarter earnings reports for several companies, especially financials, were not as bad as some had earlier feared. A rally in the retailing industry suggested that consumer spending might revive. And preliminary first-quarter data from the Bureau of Economic Analysis showed that personal consumption expenditures helped soften the economy's rate of decline in the first quarter of 2009.

Although the stock market rallied from late November through early January, it then declined through early March, with some major market indexes and averages reaching levels that investors hadn't seen in more than 12 years. By March 9, 2009, many investors felt that the market had reached its low point, and the stock market gradually recovered a good deal of what it had lost--not enough, however, to end the reporting period in positive territory.

In the bond market, the earlier flight toward low-risk investments softened as the Federal Open Market Committee reduced the targeted federal funds rate to a range between 0% and 0.25%. With strong government support, including the promise of purchases by the Federal Reserve, the mortgage-backed and asset-backed securities markets began to regain their footing. Trillions of dollars were poured into the markets, risk aversion softened and higher-yielding securities gained substantial ground. Indeed, most fixed-income sectors recorded positive returns for the six-month reporting period. This trend was encouraging news for bond investors.

Throughout the reporting period, the portfolio managers of the MainStay Funds continued to pursue the investment objectives, strategies and processes of their respective Funds. Some were able to identify opportunities, reposition Fund holdings, or otherwise take advantage of a difficult market environment. With a steadfast focus on long-term investment potential, our portfolio managers sought to weather market volatility and maintain a positive outlook.

Investors concerned about recent market events might benefit from their example. With careful investing, appropriate diversification, gradual adjustments, continual reevaluation and ongoing assistance from a financial professional, investors may be able to improve the way they pursue their long-range goals.

At MainStay, we are pleased to be a part of your investment program, and we hope that you will continue to invest with us for many years to come. While past performance is no guarantee of future results, we are encouraged when the economy provides positive indicators. Like you, we look forward to better days ahead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

(MAINSTAY INVESTMENTS LOGO)


                 MAINSTAY

                 MID CAP CORE FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2009

TABLE OF CONTENTS



SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                   10
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   12
---------------------------------------------

FINANCIAL STATEMENTS                       18
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              25
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF NEW
SUBADVISORY AGREEMENT                      32
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        34
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       34

INVESTMENT AND PERFORMANCE COMPARISON(1)


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
With sales charges         -6.56%    -37.49%    -3.37%    1.22%
Excluding sales charges    -1.13     -33.85     -2.27     1.79




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                            MAINSTAY MID
                              CAP CORE      RUSSELL MIDCAP
                           FUND INVESTOR       (R) VALUE      RUSSELL MIDCAP
                               CLASS             INDEX             INDEX
                           -------------    --------------    --------------
4/30/99                         9450             10000             10000
                                8415              9551             11601
                                9712             11423             11634
                               10789             12384             11552
                                9474             10714              9919
                               12657             14456             13436
                               14314             17391             15401
                               17352             21695             19469
                               19728             25959             22437
                               17059             22934             21016
4/30/09                        11284             14503             13443






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
With sales charges         -6.50%    -37.41%    -3.35%    1.23%
Excluding sales charges    -1.06     -33.76     -2.25     1.80




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY MID
                             CAP CORE      RUSSELL MIDCAP
                            FUND CLASS        (R) VALUE      RUSSELL MIDCAP
                                 A              INDEX             INDEX
                           ------------    --------------    --------------
4/30/99                        23625            25000             25000
                               21038            23878             29003
                               24280            28558             29085
                               26973            30961             28880
                               23685            26785             24798
                               31644            36139             33590
                               35786            43477             38502
                               43380            54237             48673
                               49320            64897             56093
                               42647            57334             52540
4/30/09                        28247            36256             33607






CLASS B SHARES(3)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
With sales charges         -6.38%    -37.60%    -3.29%    1.03%
Excluding sales charges    -1.47     -34.33     -2.99     1.03




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                           MAINSTAY MID
                             CAP CORE      RUSSELL MIDCAP
                            FUND CLASS        (R) VALUE      RUSSELL MIDCAP
                                 B              INDEX             INDEX
                           ------------    --------------    --------------
4/30/99                        10000            10000             10000
                                8831             9551             11601
                               10119            11423             11634
                               11156            12384             11552
                                9726            10714              9919
                               12893            14456             13436
                               14477            17391             15401
                               17417            21695             19469
                               19653            25959             22437
                               16866            22934             21016
4/30/09                        11075            14503             13443





1. Performance tables and graphs do not reflect any deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Class R3 shares are sold with no initial sales charge or CDSC, have an annual 12b-1 fee of 0.50% and are available in certain individual retirement accounts or in certain retirement plans. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees. The Manager may recoup

THE FOOTNOTES ON THE NEXT TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(4)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
With sales charges         -2.51%    -35.00%    -3.02%    1.03%
Excluding sales charges    -1.53     -34.35     -3.02     1.03




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                   MAINSTAY MID
                                     CAP CORE
                                    FUND CLASS     RUSSELL MIDCAP(R)    RUSSELL MIDCAP
                                         C            VALUE INDEX            INDEX
                                   ------------    -----------------    --------------
4/30/99                                10000             10000               10000
                                        8829              9551               11601
                                       10118             11423               11634
                                       11156             12384               11552
                                        9737             10714                9919
                                       12913             14456               13436
                                       14487             17391               15401
                                       17430             21695               19469
                                       19668             25959               22437
                                       16876             22934               21016
4/30/09                                11079             14503               13443






CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
                           -0.88%    -33.57%    -1.91%    2.10%




(PERFORMANCE GRAPH)

                           MAINSTAY MID
                             CAP CORE
                            FUND CLASS     RUSSELL MIDCAP(R)    RUSSELL MIDCAP
                                 I            VALUE INDEX            INDEX
                           ------------    -----------------    --------------
4/30/99                        10000             10000               10000
                                8924              9551               11601
                               10328             11423               11634
                               11499             12384               11552
                               10126             10714                9919
                               13555             14456               13436
                               15395             17391               15401
                               18728             21695               19469
                               21356             25959               22437
                               18526             22934               21016
4/30/09                        12308             14503               13443






CLASS R3 SHARES(5)--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE       FIVE      TEN
TOTAL RETURNS              MONTHS      YEAR      YEARS    YEARS
---------------------------------------------------------------
                           -1.23%    -33.98%    -2.50%    1.49%




(PERFORMANCE GRAPH)

                           MAINSTAY MID
                             CAP CORE
                            FUND CLASS     RUSSELL MIDCAP(R)    RUSSELL MIDCAP
                                R3            VALUE INDEX            INDEX
                           ------------    -----------------    --------------
4/30/99                        10000             10000               10000
                                8870              9551               11601
                               10204             11423               11634
                               11293             12384               11552
                                9886             10714                9919
                               13154             14456               13436
                               14850             17391               15401
                               17957             21695               19469
                               20354             25959               22437
                               17554             22934               21016
4/30/09                        11589             14503               13443





   the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense.
2. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
3. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class A and B shares might have been lower.
4. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of the Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.
5. Performance figures for Class R3 shares, first offered to the public on April 28, 2006, include the performance of Class I shares through April 27, 2006, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class R3 shares might have been lower.

THE FOOTNOTES ON THE PRECEDING PAGE AND THE FOLLOWING PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Mid Cap Core Fund

 BENCHMARK PERFORMANCE                   SIX       ONE      FIVE     TEN
                                       MONTHS     YEAR     YEARS    YEARS
Russell Midcap(R) Index(6)              -1.64%   -36.03%    0.01%    3.00%
Russell Midcap(R) Value Index(7)        -6.14    -36.76     0.06     3.79
Average Lipper mid-cap core fund(8)     -1.87    -33.98    -1.03     3.53



6. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, and represents approximately 31% of the total market capitalization of the Russell 1000(R) Index. Total returns assume reinvestment of all dividends and capital gains. Effective September 29, 2008, the Fund selected the Russell Midcap(R) Index as its primary benchmark in replacement of the Russell Midcap(R) Value Index, which the Fund retained as its secondary benchmark. The Fund selected the Russell Midcap(R) Index because it believes that this index is more reflective of the Fund's investment style. The Russell Midcap(R) Value Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
7. The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. Total returns assume reinvestment of all dividends and capital gains. An Investment cannot be made directly in an index.
8. The average Lipper mid-cap core fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity large-cap floor. Mid-cap core funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

THE FOOTNOTES ON THE PRECEDING TWO PAGES ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    7

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY MID CAP CORE FUND
--------The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00        $988.70         $ 7.15         $1,017.60         $ 7.25
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00        $989.40         $ 6.66         $1,018.10         $ 6.76
--------------------------------------------------------------------------------------------------------

CLASS B SHARES                 $1,000.00        $985.30         $10.83         $1,013.90         $10.99
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00        $984.70         $10.83         $1,013.90         $10.99
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00        $991.20         $ 5.13         $1,019.60         $ 5.21
--------------------------------------------------------------------------------------------------------

CLASS R3 SHARES                $1,000.00        $987.70         $ 8.08         $1,016.70         $ 8.20
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.45% for Investor Class, 1.35% for Class A, 2.20% for Class B and Class C, 1.04% for Class I and 1.64% for Class R3) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.



8    MainStay Mid Cap Core Fund

INDUSTRY COMPOSITION AS OF APRIL 30, 2009




Insurance                              7.5%
Specialty Retail                       6.0
Household Durables                     4.6
IT Services                            4.5
Software                               4.5
Machinery                              4.4
Health Care Providers & Services       4.2
Semiconductors & Semiconductor
  Equipment                            3.8
Capital Markets                        3.4
Energy Equipment & Services            3.1
Media                                  3.1
Oil, Gas & Consumable Fuels            3.0
Multiline Retail                       2.8
Pharmaceuticals                        2.7
Electronic Equipment & Instruments     2.6
Computers & Peripherals                2.3
Real Estate Investment Trusts          2.2
Hotels, Restaurants & Leisure          2.1
Multi-Utilities                        1.9
Diversified Consumer Services          1.8
Health Care Equipment & Supplies       1.8
Food Products                          1.6
Professional Services                  1.6
Aerospace & Defense                    1.5
Chemicals                              1.5
Construction & Engineering             1.5
Independent Power Producers &
  Energy Traders                       1.4
Commercial Banks                       1.2
Textiles, Apparel & Luxury Goods       1.1
Household Products                     1.0
Metals & Mining                        1.0
Beverages                              0.9
Communications Equipment               0.9
Electrical Equipment                   0.9
Containers & Packaging                 0.8
Gas Utilities                          0.8
Internet Software & Services           0.7
Paper & Forest Products                0.7
Commercial Services & Supplies         0.6
Food & Staples Retailing               0.6
Life Sciences Tools & Services         0.6
Electric Utilities                     0.5
Leisure Equipment & Products           0.5
Water Utilities                        0.5
Airlines                               0.4
Consumer Finance                       0.4
Diversified Telecommunication
  Services                             0.4
Trading Companies & Distributors       0.4
Building Products                      0.3
Internet & Catalog Retail              0.3
Wireless Telecommunication Services    0.3
Auto Components                        0.2
Biotechnology                          0.2
Health Care Technology                 0.2
Personal Products                      0.2
Thrifts & Mortgage Finance             0.2
Diversified Financial Services         0.1
Marine                                 0.1
Road & Rail                            0.1
Tobacco                                0.1
Industrial Conglomerates               0.0++
Exchange Traded Fund                   1.2
Short-Term Investment                  0.3
Liabilities in Excess of Cash and
  Other Assets                        -0.1
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investment on page 12 for specific holdings within these categories.

++ Less than one-tenth of a percent.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  S&P MidCap 400 Index--MidCap SPDR Trust
        Series 1
    2.  Broadcom Corp. Class A
    3.  PG&E Corp.
    4.  Western Digital Corp.
    5.  Parker Hannifin Corp.
    6.  Murphy Oil Corp.
    7.  D.R. Horton, Inc.
    8.  Cameron International Corp.
    9.  Quest Diagnostics, Inc.
   10.  Liberty Media Corp. Entertainment Class
        A






                                                    mainstayinvestments.com    9

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS HARVEY FRAM, CFA, AND MIGENE KIM, CFA, OF MADISON SQUARE INVESTORS LLC, THE FUND'S SUBADVISOR.

HOW DID MAINSTAY MID CAP CORE FUND (FORMERLY MAINSTAY MID CAP OPPORTUNITY FUND) PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX MONTHS ENDED APRIL 30, 2009?

Excluding all sales charges, MainStay Mid Cap Core Fund returned -1.13% for Investor Class shares, -1.06% for Class A shares, -1.47% for Class B shares and -1.53% for Class C shares for the six months ended April 30, 2009. Over the same period, Class I shares returned -0.88% and Class R3 shares returned -1.23%. All share classes outperformed the -1.87% return of the average Lipper(1) mid-cap core fund and the -1.64% return of the Russell Midcap(R) Index(2) for the six months ended April 30, 2009. The Russell Midcap(R) Index is the Fund's broad-based securities-market index. See pages 5 and 6 for Fund returns with sales charges.

WHAT FACTORS WERE PRIMARILY RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORT-ING PERIOD?

Avoiding regional banks, such as Regions Financial and KeyCorp, in the financials sector was a key contributor to the Fund's performance relative to the Russell Midcap(R) Index. In a recessionary environment, the Fund's overweight positions in certain consumer discretionary stocks, such as discount retailers, Family Dollar Stores and Dollar Tree, also helped the Fund's relative performance.

WHICH SECTORS HAD THE STRONGEST POSITIVE IMPACT ON THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD, AND WHICH SECTORS WERE THE WEAKEST?

Relative to the Russell Midcap(R) Index, the sectors that made the strongest contributions to the Fund's performance were financials, information technology and consumer discretionary.

The sectors that detracted most from the Fund's performance relative to the Russell Midcap(R) Index were energy, health care and consumer staples. In general, the Fund owned the more conservative energy stocks during the reporting period, and this positioning hurt the Fund's performance as oil prices declined. The Fund's underweight positions in both consumer staples and health care during much of the reporting period also hurt, as these sectors proved to be relatively recession-resistant.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S BEST ABSOLUTE PERFORMERS, AND WHICH STOCKS WERE THE WEAKEST?

On an absolute basis, the Fund's strongest performers during the reporting period were homebuilder D.R. Horton, retailer J.C. Penney and data storage device manufacturer Western Digital. D.R. Horton's stock jumped--along with stocks of other builders--on anticipation of a turnaround in housing sales. J.C. Penney saw strength in the highly discretionary home-goods category as consumer confidence rose and food and energy prices declined. Western Digital experienced profit increases as the company diversified beyond the desktop computer market into hard drives for mobile devices, DVRs and other consumer electronics products.

The Fund's weakest absolute performers were Southwest Airlines, Principal Financial Group and specialty chemical company Ashland. The stock price of Dallas-based Southwest Airlines declined as travel demand dropped in a slowing economy. Principal Financial Group suffered because of capitalization concerns and industry-wide pressures on investments and operating earnings. Ashland saw its stock price deteriorate in a depressed demand environment that drove down volumes across the company's entire business. Although we sold the Fund's position in Ashland during the reporting period, doing so hurt the Fund when the stock rallied in March and April.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

The Fund looks for stocks with attractive relative valuations, strong operating results and positive price trends. Among the stocks that fit the Fund's purchase criteria during the reporting period were oil services company Diamond Offshore Drilling and beverage-

----------
Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Mid-capitalization stocks are generally less established and may be more volatile and less liquid than the stocks of larger companies. The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price for the stock may decline significantly, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may go down in value. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.

1. See footnote on page 7 for more information about Lipper Inc.
2. See footnote on page 7 for more information on the Russell Midcap(R) Index.


10    MainStay Mid Cap Core Fund
industry holding company Hansen Natural. The recent oil boom spurred the largest expansion in offshore drilling since the 1970s. Diamond Offshore Drilling has benefited from significant demand for its 45 deepwater oil rigs, which it contracts to major oil companies. During the past three years, Diamond Offshore Drilling has experienced exceptional annual growth rates and profit increases. Hansen Natural has been successfully winning over thirsty energy-drink fans with its Monster canned beverages.

During the reporting period, we sold the Fund's positions in medical and specialty gas distributor Airgas and electric utility Edison International. Airgas suffered from lower demand. Edison International's stock was hurt as energy prices fell during the reporting period.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S WEIGHTINGS DURING THE REPORTING PERIOD?

Weighting changes in the Fund result from a combination of security performance and the Fund's proprietary quantitative security-selection process. During the reporting period, the Fund's weightings increased in the consumer discretionary and financials sectors. The Fund's quantitative model pointed to several financial stocks as undervalued stocks with improving credit spreads and good earnings quality. In the consumer discretionary sector, our model found apparel retail stocks, such as The Gap, to be attractive.

During the reporting period, we decreased the Fund's weightings in the energy and telecommunication services sectors. We trimmed the Fund's energy holdings as oil prices declined. The Fund's model indicated that the telecommunication services sector was having a difficult time in the recessionary environment.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund's largest overweight positions relative to the Russell Midcap(R) Index were information technology and consumer discretionary. According to our model, many technology stocks showed attractive valuations. As mentioned earlier, our model also found apparel retail stocks attractive.

On the same date, the Fund was underweight relative to the Russell Midcap(R) Index in consumer staples and utilities. Many of the stocks in these sectors were purchased by portfolio managers searching for safety. As a result, we believe that these stocks have become relatively expensive.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                   mainstayinvestments.com    11

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED




                                      SHARES           VALUE
COMMON STOCKS 98.6%+
------------------------------------------------------------

AEROSPACE & DEFENSE 1.5%
Goodrich Corp.                         3,881   $     171,851
ITT Corp.                              3,330         136,563
L-3 Communications Holdings,
  Inc.                                   737          56,123
Precision Castparts Corp.              5,569         416,895
                                               -------------
                                                     781,432
                                               -------------

AIRLINES 0.4%

Continental Airlines, Inc.
  Class B (a)                          1,582          16,643
Copa Holdings S.A.                     2,914          89,314
Delta Air Lines, Inc. (a)              9,679          59,719
Southwest Airlines Co.                 4,753          33,176
                                               -------------
                                                     198,852
                                               -------------

AUTO COMPONENTS 0.2%

BorgWarner, Inc.                       1,630          47,189
Federal Mogul Corp. (a)                3,468          38,495
WABCO Holdings, Inc.                     351           5,612
                                               -------------
                                                      91,296
                                               -------------

BEVERAGES 0.9%

Coca-Cola Enterprises, Inc.            3,576          61,006
Hansen Natural Corp. (a)               8,547         348,376
Pepsi Bottling Group, Inc.
  (The)                                1,789          55,942
                                               -------------
                                                     465,324
                                               -------------

BIOTECHNOLOGY 0.2%
Cephalon, Inc. (a)                     1,548         101,564
                                               -------------


BUILDING PRODUCTS 0.3%

Armstrong World Industries,
  Inc. (a)                               824          14,980
Lennox International, Inc.             3,694         117,802
                                               -------------
                                                     132,782
                                               -------------

CAPITAL MARKETS 3.4%

Ameriprise Financial, Inc.             8,218         216,544
Federated Investors, Inc.
  Class B                              6,028         137,921
Invesco, Ltd.                         25,721         378,613
Investment Technology Group,
  Inc. (a)                             6,446         146,840
Lazard, Ltd. Class A                   1,220          33,306
MF Global, Ltd. (a)                   14,827          90,445
Northern Trust Corp.                   3,933         213,798
Raymond James Financial, Inc.          6,944         108,951
SEI Investments Co.                    4,463          62,616
TD Ameritrade Holding Corp.
  (a)                                 20,568         327,237
Waddell & Reed Financial, Inc.
  Class A                              1,294          28,998
                                               -------------
                                                   1,745,269
                                               -------------

CHEMICALS 1.5%
CF Industries Holdings, Inc.             831          59,873
Eastman Chemical Co.                   2,593         102,890
Nalco Holding Co.                      2,205          35,986
Scotts Miracle-Gro Co. (The)
  Class A                              5,336         180,197
Terra Industries, Inc.                 6,744         178,716
Valspar Corp.                          8,166         195,984
                                               -------------
                                                     753,646
                                               -------------

COMMERCIAL BANKS 1.2%

Associated Banc-Corp.                  6,296          97,399
BancorpSouth, Inc.                     2,735          63,589
BOK Financial Corp.                       88           3,314
CapitalSource, Inc.                    8,853          27,356
Commerce Bancshares, Inc.                663          21,945
Cullen/Frost Bankers, Inc.               748          35,223
First Citizens BancShares,
  Inc. Class A                           187          22,378
First Horizon National Corp.           3,406          39,203
Huntington Bancshares, Inc.           19,696          54,952
Provident Bankshares Corp.             5,049          44,381
TCF Financial Corp.                   10,984         152,787
Valley National Bancorp                2,142          30,995
Whitney Holding Corp.                    531           6,351
                                               -------------
                                                     599,873
                                               -------------

COMMERCIAL SERVICES & SUPPLIES 0.6%

Brink's Co. (The)                      5,975         169,391
Covanta Holding Corp. (a)              4,685          66,105
R.R. Donnelley & Sons Co.              2,961          34,496
Republic Services, Inc.                    1              21
Steelcase, Inc. Class A                3,757          17,019
Stericycle, Inc. (a)                      30           1,413
                                               -------------
                                                     288,445
                                               -------------

COMMUNICATIONS EQUIPMENT 0.9%

ADC Telecommunications, Inc.
  (a)                                  4,636          34,121
Brocade Communications
  Systems, Inc. (a)                   17,893         103,421
F5 Networks, Inc. (a)                    426          11,617
Harris Corp.                           1,212          37,063
JDS Uniphase Corp. (a)                 5,183          23,894
Juniper Networks, Inc. (a)               628          13,596
Tellabs, Inc. (a)                     50,100         262,524
                                               -------------
                                                     486,236
                                               -------------

COMPUTERS & PERIPHERALS 2.3%

Lexmark International, Inc.
  Class A  (a)                         7,628         149,661
NCR Corp. (a)                          7,428          75,394
NetApp, Inc. (a)                      23,478         429,648
QLogic Corp. (a)                       2,143          30,388
Sun Microsystems, Inc. (a)             1,828          16,745


 +  Percentages indicated are based on Fund net assets.

V Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.


12    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
COMPUTERS & PERIPHERALS (CONTINUED)
Teradata Corp. (a)                     2,670   $      44,642
V  Western Digital Corp. (a)          19,754         464,614
                                               -------------
                                                   1,211,092
                                               -------------

CONSTRUCTION & ENGINEERING 1.5%

Fluor Corp.                            7,524         284,934
Foster Wheeler A.G. (a)                1,648          35,481
Shaw Group, Inc. (The) (a)             9,497         318,434
URS Corp. (a)                          2,994         131,916
                                               -------------
                                                     770,765
                                               -------------

CONSUMER FINANCE 0.4%

AmeriCredit Corp. (a)                  4,131          42,012
Discover Financial Services           19,931         162,039
                                               -------------
                                                     204,051
                                               -------------

CONTAINERS & PACKAGING 0.8%
Ball Corp.                             4,918         185,507
Bemis Co., Inc.                        3,165          76,086
Packaging Corp. of America             1,710          27,138
Pactiv Corp. (a)                       5,174         113,104
Sonoco Products Co.                    1,533          37,420
                                               -------------
                                                     439,255
                                               -------------

DIVERSIFIED CONSUMER SERVICES 1.8%
Apollo Group, Inc. Class A (a)         6,249         393,375
Brinks Home Security Holdings,
  Inc. (a)                             5,687         151,160
Career Education Corp. (a)            11,929         262,915
DeVry, Inc.                            2,728         116,104
H&R Block, Inc.                           37             560
                                               -------------
                                                     924,114
                                               -------------

DIVERSIFIED FINANCIAL SERVICES 0.1%
IntercontinentalExchange, Inc.
  (a)                                    794          69,554
                                               -------------


DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%

Embarq Corp.                             746          27,274
Qwest Communications
  International, Inc.                 47,996         186,704
                                               -------------
                                                     213,978
                                               -------------

ELECTRIC UTILITIES 0.5%

American Electric Power Co.,
  Inc.                                   706          18,624
DPL, Inc.                              3,198          71,731
Northeast Utilities                    3,082          64,784
Pinnacle West Capital Corp.            3,661         100,238
PPL Corp.                                314           9,392
Progress Energy, Inc.                    513          17,504
                                               -------------
                                                     282,273
                                               -------------

ELECTRICAL EQUIPMENT 0.9%

Cooper Industries, Ltd. Class
  A                                   11,355         372,330
Hubbel, Inc. Class B                   2,401          79,713
Rockwell Automation, Inc.              1,218          38,477
                                               -------------
                                                     490,520
                                               -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 2.6%
Agilent Technologies, Inc. (a)        13,290         242,675
Arrow Electronics, Inc. (a)            9,396         213,665
Avnet, Inc. (a)                       14,603         319,660
Ingram Micro, Inc. Class A (a)        22,114         321,095
Jabil Circuit, Inc.                    3,633          29,427
Molex, Inc.                            4,194          69,914
National Instruments Corp.                54           1,190
Tech Data Corp. (a)                    4,200         120,918
Vishay Intertechnology, Inc.
  (a)                                  5,696          33,436
                                               -------------
                                                   1,351,980
                                               -------------

ENERGY EQUIPMENT & SERVICES 3.1%
BJ Services Co.                        3,110          43,198
V  Cameron International Corp.
  (a)                                 17,617         450,643
Diamond Offshore Drilling,
  Inc.                                 5,188         375,663
Dresser-Rand Group, Inc. (a)           6,852         168,765
ENSCO International, Inc.              7,658         216,568
FMC Technologies, Inc. (a)                61           2,088
Noble Corp.                            5,132         140,258
Patterson-UTI Energy, Inc.             3,124          39,706
Tidewater, Inc.                        3,713         160,587
                                               -------------
                                                   1,597,476
                                               -------------

FOOD & STAPLES RETAILING 0.6%
BJ's Wholesale Club, Inc. (a)          2,911          97,053
Safeway, Inc.                          5,451         107,657
SUPERVALU, Inc.                        3,316          54,216
Whole Foods Market, Inc.               1,397          28,960
                                               -------------
                                                     287,886
                                               -------------

FOOD PRODUCTS 1.6%
Bunge, Ltd.                            6,578         315,810
Campbell Soup Co.                         48           1,235
Dean Foods Co. (a)                     9,456         195,739
Del Monte Foods Co.                   10,319          77,909
H.J. Heinz Co.                           165           5,679
Hershey Co. (The)                      5,300         191,542
Hormel Foods Corp.                       518          16,208
J.M. Smucker Co. (The)                    28           1,103
                                               -------------
                                                     805,225
                                               -------------

GAS UTILITIES 0.8%
Atmos Energy Corp.                     4,188         103,485
National Fuel Gas Co.                  1,391          45,500
UGI Corp.                             12,400         284,456
                                               -------------
                                                     433,441
                                               -------------



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13


                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES 1.8%
C.R. Bard, Inc.                        3,100   $     222,053
Edwards Lifesciences Corp. (a)         1,723         109,204
Hill-Rom Holdings, Inc.                2,222          28,842
Kinetic Concepts, Inc. (a)             8,322         206,053
ResMed, Inc. (a)                       5,926         227,855
St. Jude Medical, Inc. (a)               670          22,458
Teleflex, Inc.                         2,554         109,771
Varian Medical Systems, Inc.
  (a)                                     85           2,836
                                               -------------
                                                     929,072
                                               -------------

HEALTH CARE PROVIDERS & SERVICES 4.2%
AmerisourceBergen Corp.                4,482         150,774
CIGNA Corp.                           19,401         382,394
Community Health Systems, Inc.
  (a)                                  1,226          28,002
DaVita, Inc. (a)                       2,389         110,778
Health Net, Inc. (a)                   1,790          25,848
Henry Schein, Inc. (a)                 1,339          54,953
Humana, Inc. (a)                      10,371         298,477
Laboratory Corp. of America
  Holdings (a)                         2,818         180,775
Lincare Holdings, Inc. (a)            10,717         258,601
Omnicare, Inc.                         8,811         226,531
V  Quest Diagnostics, Inc.             8,610         441,951
                                               -------------
                                                   2,159,084
                                               -------------

HEALTH CARE TECHNOLOGY 0.2%
Cerner Corp. (a)                         892          47,990
HLTH Corp. (a)                         6,479          71,269
                                               -------------
                                                     119,259
                                               -------------

HOTELS, RESTAURANTS & LEISURE 2.1%
Chipotle Mexican Grill, Inc.
  Class A (a)                          1,520         123,257
Choice Hotels International,
  Inc.                                 1,336          39,987
Darden Restaurants, Inc.               9,472         350,180
Panera Bread Co. Class A (a)           3,930         220,119
Penn National Gaming, Inc. (a)         6,941         236,133
Starbucks Corp. (a)                      242           3,499
Tim Hortons, Inc.                      1,691          41,074
Yum! Brands, Inc.                      1,684          56,161
                                               -------------
                                                   1,070,410

                                               -------------

HOUSEHOLD DURABLES 4.6%
Black & Decker Corp.                   1,896          76,409
Centex Corp.                          36,060         394,496
V  D.R. Horton, Inc.                  34,620         451,791
Garmin, Ltd.                          15,055         379,235
Harman International
  Industries, Inc.                     1,934          35,180
Jarden Corp. (a)                       3,132          62,953
KB Home                                4,568          82,544
Leggett & Platt, Inc.                 17,240         247,566
Lennar Corp. Class A                  12,978         126,406
M.D.C. Holdings, Inc.                  2,282          77,999
NVR, Inc. (a)                            311         157,170
Stanley Works (The)                       74           2,814
Toll Brothers, Inc. (a)               13,488         273,267
                                               -------------
                                                   2,367,830
                                               -------------

HOUSEHOLD PRODUCTS 1.0%
Church & Dwight Co., Inc.              3,748         203,929
Clorox Co. (The)                       5,429         304,295
                                               -------------
                                                     508,224
                                               -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.4%

AES Corp. (The) (a)                   12,414          87,767
Calpine Corp. (a)                     16,003         129,784
Constellation Energy Group,
  Inc.                                   508          12,233
Mirant Corp. (a)                      16,747         213,189
NRG Energy, Inc. (a)                  15,271         274,573
                                               -------------
                                                     717,546
                                               -------------

INDUSTRIAL CONGLOMERATES 0.0%++
Carlisle Cos., Inc.                      725          16,494
                                               -------------


INSURANCE 7.5%
Alleghany Corp. (a)                      129          32,722
Allied World Assurance
  Holdings, Ltd./Bermuda               7,118         264,363
American Financial Group,
  Inc.                                11,600         203,928
Aon Corp.                              6,395         269,869
Arch Capital Group, Ltd. (a)           4,407         254,636
Arthur J. Gallagher & Co.              2,390          53,727
Assurant, Inc.                         1,250          30,550
Axis Capital Holdings, Ltd.           12,920         318,349
Brown & Brown, Inc.                   12,985         252,688
Cincinnati Financial Corp.            11,440         273,988
CNA Financial Corp.                      912          10,917
Endurance Specialty Holdings,
  Ltd.                                 7,383         193,139
First American Corp.                   2,733          76,743
Hanover Insurance Group,
  Inc.(The)                            1,488          44,610
HCC Insurance Holdings, Inc.          12,809         306,391
Marsh & McLennan Cos., Inc.              133           2,805
Old Republic International
  Corp.                                  175           1,640
Principal Financial Group,
  Inc.                                10,871         177,632
Reinsurance Group of America,
  Inc. Class B                            30             954
RenaissanceRe Holdings, Ltd.           4,287         208,605
StanCorp Financial Group,
  Inc.                                 4,734         129,854
Torchmark Corp.                        7,851         230,270
Unum Group                            14,158         231,342
W.R. Berkley Corp.                    13,698         327,519
                                               -------------
                                                   3,897,241
                                               -------------





14    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
INTERNET & CATALOG RETAIL 0.3%
Expedia, Inc. (a)                      1,808   $      24,607
Priceline.com, Inc. (a)                1,249         121,265
                                               -------------
                                                     145,872
                                               -------------

INTERNET SOFTWARE & SERVICES 0.7%
Akamai Technologies, Inc. (a)          1,219          26,842
IAC/InterActiveCorp (a)               13,701         219,490
Sohu.com, Inc. (a)                     2,236         116,608
WebMD Health Corp. Class A (a)           157           4,052
                                               -------------
                                                     366,992
                                               -------------

IT SERVICES 4.5%
Affiliated Computer Services,
  Inc. Class A (a)                     4,964         240,158
Alliance Data Systems Corp.
  (a)                                  6,307         264,074
Broadridge Financial Solutions
  LLC                                 12,800         247,680
Computer Sciences Corp. (a)           10,072         372,261
Fidelity National Information
  Services, Inc.                       4,487          80,093
Fiserv, Inc. (a)                       8,283         309,122
Global Payments, Inc.                  4,206         134,844
Lender Processing Services,
  Inc.                                 3,106          89,018
Metavante Technologies, Inc.
  (a)                                  3,307          78,012
NeuStar, Inc. Class A (a)              7,420         141,054
SAIC, Inc. (a)                        16,455         297,836
Total System Services, Inc.            5,464          68,136
                                               -------------
                                                   2,322,288
                                               -------------

LEISURE EQUIPMENT & PRODUCTS 0.5%
Hasbro, Inc.                          10,058         268,146
                                               -------------


LIFE SCIENCES TOOLS & SERVICES 0.6%
Life Technologies Corp. (a)               30           1,119
Pharmaceutical Product
  Development, Inc.                    9,564         187,550
Waters Corp. (a)                       2,870         126,768
                                               -------------
                                                     315,437
                                               -------------

MACHINERY 4.4%
AGCO Corp. (a)                         2,966          72,074
Crane Co.                              5,359         123,739
Cummins, Inc.                          5,091         173,094
Dover Corp.                           10,888         335,133
Flowserve Corp.                          646          43,863
Gardner Denver, Inc. (a)               6,033         160,598
Harsco Corp.                           4,769         131,386
John Bean Technologies Corp.           3,943          43,452
Joy Global, Inc.                       3,753          95,701
Kennametal, Inc.                       3,595          73,518
Lincoln Electric Holdings,
  Inc.                                 1,786          79,531
Oshkosh Corp.                          8,578          82,349
V  Parker Hannifin Corp.              10,154         460,484
SPX Corp.                              3,224         148,852
Timken Co. (The)                       7,350         118,188
Toro Co. (The)                         3,977         120,821
                                               -------------
                                                   2,262,783
                                               -------------

MARINE 0.1%
Alexander & Baldwin, Inc.              1,910          50,882
                                               -------------


MEDIA 3.1%
Ascent Media Corp. Class A (a)           438          11,283
CTC Media, Inc. (a)                    3,359          26,334
Discovery Communications, Inc.
  Class C (a)                         14,323         250,939
Dish Network Corp. Class A (a)        17,996         238,447
EW Scripps Co. Class A                   901           1,775
Interpublic Group of Cos.,
  Inc. (The) (a)                      59,868         374,774
V  Liberty Media Corp.
  Entertainment Class A (a)           17,980         437,813
McGraw-Hill Cos., Inc. (The)           6,581         198,417
Washington Post Co. Class B              152          63,626
                                               -------------
                                                   1,603,408
                                               -------------

METALS & MINING 1.0%
Allegheny Technologies, Inc.           6,533         213,825
Carpenter Technology Corp.             1,514          31,294
Cliffs Natural Resources,
  Inc.                                   924          21,308
Reliance Steel & Aluminum Co.          3,461         121,931
Schnitzer Steel Industries,
  Inc. Class A                         1,250          61,950
Steel Dynamics, Inc.                   7,090          88,271
                                               -------------
                                                     538,579
                                               -------------

MULTI-UTILITIES 1.9%
Consolidated Edison, Inc.              2,091          77,639
DTE Energy Corp.                          82           2,425
NSTAR                                  9,583         301,002
V  PG&E Corp.                         12,521         464,779
Sempra Energy                             57           2,623
TECO Energy, Inc.                        177           1,874
Wisconsin Energy Corp.                 2,112          84,396
Xcel Energy, Inc.                      3,398          62,659
                                               -------------
                                                     997,397
                                               -------------

MULTILINE RETAIL 2.8%
Big Lots, Inc. (a)                     7,038         194,530
Dollar Tree, Inc. (a)                  8,204         347,357
Family Dollar Stores, Inc.            11,639         386,298
J.C. Penney Co., Inc.                 11,398         349,805
Kohl's Corp. (a)                       3,625         164,394
Macy's, Inc.                           1,563          21,382
                                               -------------
                                                   1,463,766
                                               -------------

OIL, GAS & CONSUMABLE FUELS 3.0%
Alpha Natural Resources, Inc.
  (a)                                    960          19,661
Cimarex Energy Co.                     8,073         217,164
Encore Acquisition Co. (a)                64           1,868


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15


                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
Frontier Oil Corp.                     6,946   $      88,284
Holly Corp.                              773          16,202
V  Murphy Oil Corp.                    9,519         454,151
Noble Energy, Inc.                     3,839         217,863
Southwestern Energy Co. (a)            4,283         153,588
Sunoco, Inc.                           4,309         114,232
Tesoro Corp.                          16,613         253,348
                                               -------------
                                                   1,536,361
                                               -------------

PAPER & FOREST PRODUCTS 0.7%
International Paper Co.                4,720          59,755
MeadWestvaco Corp.                    19,294         302,144
                                               -------------
                                                     361,899
                                               -------------

PERSONAL PRODUCTS 0.2%
Alberto-Culver Co.                     1,031          22,981
Herbalife, Ltd.                        4,186          82,967
                                               -------------
                                                     105,948
                                               -------------

PHARMACEUTICALS 2.7%
Allergan, Inc.                           720          33,595
Endo Pharmaceuticals Holdings,
  Inc. (a)                            15,728         260,141
Forest Laboratories, Inc. (a)         11,169         242,256
King Pharmaceuticals, Inc. (a)        32,134         253,216
Mylan, Inc. (a)                       16,044         212,583
Sepracor, Inc. (a)                     2,343          33,294
Warner Chilcott, Ltd. Class A
  (a)                                  1,753          17,162
Watson Pharmaceuticals, Inc.
  (a)                                 11,208         346,775
                                               -------------
                                                   1,399,022
                                               -------------

PROFESSIONAL SERVICES 1.6%
Dun & Bradstreet Corp.                    18           1,465
Manpower, Inc.                         9,457         407,502
Monster Worldwide, Inc. (a)           11,835         163,323
Robert Half International,
  Inc.                                11,687         280,722
                                               -------------
                                                     853,012
                                               -------------

REAL ESTATE INVESTMENT TRUSTS 2.2%
Annaly Capital Management,
  Inc.                                14,159         199,217
Camden Property Trust                    544          14,759
Health Care REIT, Inc.                    41           1,397
Hospitality Properties Trust           9,441         115,558
Host Hotels & Resorts, Inc.           44,226         340,098
HRPT Properties Trust                  7,117          30,674
iStar Financial, Inc.                  2,623           8,840
Mack-Cali Realty Corp.                   413          11,093
Plum Creek Timber Co., Inc.               50           1,726
Public Storage                         6,063         405,372
Taubman Centers, Inc.                    809          19,270
Walter Investment Management
  Corp. (a)                              486           3,888
                                               -------------
                                                   1,151,892
                                               -------------

ROAD & RAIL 0.1%
Ryder System, Inc.                     2,723          75,400
                                               -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.8%
Altera Corp.                           5,297          86,394
Analog Devices, Inc.                      63           1,341
Atmel Corp. (a)                          950           3,648
V  Broadcom Corp. Class A (a)         21,133         490,074
Cree, Inc. (a)                         1,432          39,222
Cypress Semiconductor Corp.
  (a)                                 14,556         115,429
Integrated Device Technology,
  Inc. (a)                            24,516         133,122
Intersil Corp. Class A                 2,899          33,628
KLA-Tencor Corp.                         116           3,218
Lam Research Corp. (a)                   108           3,011
LSI Corp. (a)                            615           2,362
Marvell Technology Group, Ltd.
  (a)                                 37,326         409,839
MEMC Electronic Materials,
  Inc. (a)                             2,648          42,898
National Semiconductor Corp.          10,587         130,961
Novellus Systems, Inc. (a)             8,480         153,149
ON Semiconductor Corp. (a)               190           1,030
Silicon Laboratories, Inc. (a)         5,672         188,651
Teradyne, Inc. (a)                     5,989          35,575
Varian Semiconductor Equipment

  Associates, Inc. (a)                 2,238          57,270
Xilinx, Inc.                           2,129          43,517
                                               -------------
                                                   1,974,339
                                               -------------

SOFTWARE 4.5%

Amdocs, Ltd. (a)                       8,636         180,752
Autodesk, Inc. (a)                    17,166         342,290
BMC Software, Inc. (a)                10,728         371,940
CA, Inc.                               6,981         120,422
Cadence Design Systems, Inc.
  (a)                                  1,295           7,226
Citrix Systems, Inc. (a)               3,845         109,698
Compuware Corp. (a)                   24,919         186,394
Intuit, Inc. (a)                      10,710         247,722
McAfee, Inc. (a)                       5,830         218,858
Novell, Inc. (a)                      27,284         102,588
Red Hat, Inc. (a)                      4,358          75,263
Synopsys, Inc. (a)                    15,767         343,405
                                               -------------
                                                   2,306,558
                                               -------------

SPECIALTY RETAIL 6.0%
Abercrombie & Fitch Co. Class
  A                                    1,484          40,157
Advance Auto Parts, Inc.               5,340         233,625
American Eagle Outfitters,
  Inc.                                   101           1,497
AutoNation, Inc. (a)                  12,747         225,749
AutoZone, Inc. (a)                     2,412         401,333
Barnes & Noble, Inc.                   5,322         139,011
Dick's Sporting Goods, Inc.
  (a)                                  1,214          23,066
Foot Locker, Inc.                     20,067         238,597
Gap, Inc. (The)                       22,288         346,355




16    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.


                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
SPECIALTY RETAIL (CONTINUED)
Guess?, Inc.                           1,007   $      26,222
Limited Brands, Inc.                  30,745         351,108
PetSmart, Inc.                         5,294         121,127
RadioShack Corp.                      15,568         219,197
Ross Stores, Inc.                      6,468         245,396
Sherwin-Williams Co. (The)             7,066         400,218
TJX Cos., Inc.                           104           2,909
Williams-Sonoma, Inc.                  7,422         103,908
                                               -------------
                                                   3,119,475
                                               -------------

TEXTILES, APPAREL & LUXURY GOODS 1.1%
Coach, Inc. (a)                          132           3,234
Phillips-Van Heusen Corp.              5,894         171,103
Polo Ralph Lauren Corp.                7,133         384,041
                                               -------------
                                                     558,378
                                               -------------

THRIFTS & MORTGAGE FINANCE 0.2%
Peoples United Financial               8,146         127,241
                                               -------------


TOBACCO 0.1%
Lorillard, Inc.                          582          36,742
                                               -------------


TRADING COMPANIES & DISTRIBUTORS 0.4%
MSC Industrial Direct Co.              2,111          86,234
WESCO International, Inc. (a)          4,118         107,068
                                               -------------
                                                     193,302
                                               -------------

WATER UTILITIES 0.5%
American Water Works Co.,
  Inc.                                 4,017          72,306
Aqua America, Inc.                     8,879         162,930
                                               -------------
                                                     235,236
                                               -------------

WIRELESS TELECOMMUNICATION SERVICES 0.3%
American Tower Corp. Class A
  (a)                                    621          19,723
NII Holdings, Inc. (a)                 5,184          83,774
Telephone and Data Systems,
  Inc.                                 1,836          52,638
United States Cellular Corp.
  (a)                                    294           9,996
                                               -------------
                                                     166,131
                                               -------------
Total Common Stocks
  (Cost $50,866,690)                              51,047,975
                                               -------------


EXCHANGE TRADED FUND 1.2% (B)
------------------------------------------------------------

V  S&P MidCap 400
  Index--MidCap SPDR Trust
  Series 1                             6,208         631,602
                                               -------------

Total Exchange Traded Fund
  (Cost $598,077)                                    631,602
                                               -------------




                                   PRINCIPAL
                                      AMOUNT           VALUE

SHORT-TERM INVESTMENT 0.3%
------------------------------------------------------------

REPURCHASE AGREEMENT 0.3%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $139,502
  (Collateralized by a United
  States
  Treasury Bill with a rate of

  0.12% and a maturity date of
  7/30/09,
  with a Principal Amount of
  $145,000 and a
  Market Value of $144,957)         $139,502   $     139,502
                                               -------------
Total Short-Term Investment
  (Cost $139,502)                                    139,502
                                               -------------
Total Investments
  (Cost $51,604,269) (c)               100.1%     51,819,079
Liabilities in Excess of

  Cash and Other Assets                 (0.1)        (72,409)
                                       -----    ------------
Net Assets                             100.0%  $  51,746,670
                                       =====    ============





++   Less than one-tenth of a percent.
(a)  Non-income producing security.
(b)  Exchange Traded Fund--represents a basket
     of securities that are traded on an
     exchange.
(c)  At April 30, 2009, cost is $52,906,539
     for federal income tax purposes and net
     unrealized depreciation is as follows:



Gross unrealized appreciation      $ 4,130,179
Gross unrealized depreciation       (5,217,639)
                                   -----------
Net unrealized depreciation        $(1,087,460)
                                   ===========



The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                    INVESTMENTS IN
VALUATION INPUTS                        SECURITIES
Level 1--Quoted Prices                 $51,679,577
Level 2--Other Significant
  Observable Inputs                        139,502
Level 3--Significant Unobservable
  Inputs                                        --
                                       -----------
Total                                  $51,819,079
                                       ===========




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              17

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2009 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $51,604,269)      $ 51,819,079
Receivables:
  Investment securities sold               56,207
  Dividends and interest                   42,360
  Fund shares sold                         21,780
Other assets                               41,835
                                     ------------
     Total assets                      51,981,261
                                     ------------
LIABILITIES:
Payables:
  Transfer agent (See Note 3)             113,196
  Fund shares redeemed                     57,040
  Professional fees                        21,263
  NYLIFE Distributors (See Note 3)         18,269
  Shareholder communication                10,381
  Custodian                                 5,923
  Manager (See Note 3)                      3,782
  Investment securities purchased           3,348
  Trustees                                    554
Accrued expenses                              835
                                     ------------
     Total liabilities                    234,591
                                     ------------
Net assets                           $ 51,746,670
                                     ============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding
  (par value of $.01 per share)1
  billion shares authorized          $     35,056
Additional paid-in capital             91,327,879
                                     ------------
                                       91,362,935
Accumulated distributions in excess
  of net investment income                 (8,761)
Accumulated net realized loss on
  investments                         (39,822,314)
Net unrealized appreciation on
  investments                             214,810
                                     ------------
Net assets                           $ 51,746,670
                                     ============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $ 10,624,736
                                     ============
Shares of beneficial interest
  outstanding                             714,780
                                     ============
Net asset value per share
  outstanding                        $      14.86
Maximum sales charge (5.50% of
  offering price)                            0.86
                                     ------------
Maximum offering price per share
  outstanding                        $      15.72
                                     ============
CLASS A
Net assets applicable to
  outstanding shares                 $ 13,100,749
                                     ============
Shares of beneficial interest
  outstanding                             883,065
                                     ============
Net asset value per share
  outstanding                        $      14.84
Maximum sales charge (5.50% of
  offering price)                            0.86
                                     ------------
Maximum offering price per share
  outstanding                        $      15.70
                                     ============
CLASS B
Net assets applicable to
  outstanding shares                 $  8,564,364
                                     ============
Shares of beneficial interest
  outstanding                             591,433
                                     ============
Net asset value and offering price
  per share outstanding              $      14.48
                                     ============
CLASS C
Net assets applicable to
  outstanding shares                 $  8,294,366
                                     ============
Shares of beneficial interest
  outstanding                             573,462
                                     ============
Net asset value and offering price
  per share outstanding              $      14.46
                                     ============
CLASS I
Net assets applicable to
  outstanding shares                 $ 11,092,873
                                     ============
Shares of beneficial interest
  outstanding                             738,238
                                     ============
Net asset value and offering price
  per share outstanding              $      15.03
                                     ============
CLASS R3
Net assets applicable to
  outstanding shares                 $     69,582
                                     ============
Shares of beneficial interest
  outstanding                               4,663
                                     ============
Net asset value and offering price
  per share outstanding              $      14.92
                                     ============






18    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends                          $    473,329
                                     ------------
EXPENSES:
  Manager (See Note 3)                    217,843
  Transfer agent--Investor Class
     (See Note 3)                          33,988
  Transfer agent--Class A (See Note
     3)                                    60,386
  Transfer agent--Class B and C
     (See Note 3)                          60,745
  Transfer agent--Classes I and R3
     (See Note 3)                          32,115
  Distribution--Class B (See Note
     3)                                    30,430
  Distribution--Class C (See Note
     3)                                    30,931
  Distribution--Class R3 (See Note
     3)                                        74
  Distribution/Service--Investor
     Class (See Note 3)                    11,462
  Distribution/Service--Class A
     (See Note 3)                          21,000
  Service--Class B (See Note 3)            10,143
  Service--Class C (See Note 3)            10,310
  Distribution/Service--Class R3
     (See Note 3)                              74
  Registration                             41,385
  Shareholder communication                27,815
  Professional fees                        22,797
  Custodian                                 7,414
  Trustees                                  1,600
  Shareholder service--Class R3
     (See Note 3)                              30
  Miscellaneous                             5,200
                                     ------------
     Total expenses before
       waiver/reimbursement               625,742
  Expense waiver/reimbursement from
     Manager (See Note 3)                (219,281)
                                     ------------
     Net expenses                         406,461
                                     ------------
Net investment income                      66,868
                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on investments      (18,057,161)
Net change in unrealized
  depreciation on investments          16,250,452
                                     ------------
Net realized and unrealized loss on
  investments                          (1,806,709)
                                     ------------
Net decrease in net assets
  resulting from operations          $ (1,739,841)
                                     ============





The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2008


                                       2009           2008
DECREASE IN NET ASSETS:
Operations:
 Net investment income         $     66,868   $    870,904
 Net realized loss on
  investments and futures
  transactions                  (18,057,161)   (21,763,477)
 Net change in unrealized
  appreciation (depreciation)
  on investments and futures
  contracts                      16,250,452    (22,510,772)
                               ---------------------------
 Net decrease in net assets
  resulting from operations      (1,739,841)   (43,403,345)
                               ---------------------------
Dividends and distributions
  to shareholders:
 From net investment income:
    Investor Class                 (137,754)            --
    Class A                        (326,681)      (577,459)
    Class B                         (40,625)        (6,705)
    Class C                         (44,717)       (14,000)
    Class I                        (143,361)      (225,102)
    Class R3                           (596)          (446)
                               ---------------------------
                                   (693,734)      (823,712)
                               ---------------------------
 From net realized gain on investments:
    Class A                              --     (8,414,430)
    Class B                              --     (2,653,403)
    Class C                              --     (3,030,218)
    Class I                              --     (2,363,902)
    Class R3                             --        (10,211)
                               ---------------------------
                                         --    (16,472,164)
                               ---------------------------
 Total dividends and
  distributions to
  shareholders                     (693,734)   (17,295,876)
                               ---------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                          6,566,699     17,666,364
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions                 589,504     14,612,797
 Cost of shares redeemed        (12,772,100)   (47,063,628)
                               ---------------------------
    Decrease in net assets
     derived from capital
     share transactions          (5,615,897)   (14,784,467)
                               ---------------------------
    Net decrease in net
     assets                      (8,049,472)   (75,483,688)

NET ASSETS:
Beginning of period              59,796,142    135,279,830
                               ---------------------------
End of period                  $ 51,746,670   $ 59,796,142
                               ===========================
Accumulated undistributed
  (distributions in excess
  of) net investment income
  at end of period             $     (8,761)  $    618,105
                               ===========================






20    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    21

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                               INVESTOR CLASS
                         -------------------------
                                      FEBRUARY 28,
                         SIX MONTHS      2008**
                            ENDED        THROUGH
                          APRIL 30,    OCTOBER 31,

                         -------------------------
                            2009*         2008

Net asset value at
  beginning of period      $ 15.26       $ 22.46
                           -------       -------
Net investment income
  (loss)                      0.03 (a)      0.15 (a)
Net realized and
  unrealized gain
  (loss) on investments      (0.23)        (7.35)
                           -------       -------
Total from investment
  operations                 (0.20)        (7.20)
                           -------       -------
Less dividends and
  distributions:
  From net investment
     income                  (0.20)           --
  From net realized
     gain on
     investments                --            --
                           -------       -------
Total dividends and
  distributions              (0.20)           --
                           -------       -------
Net asset value at end
  of period                $ 14.86       $ 15.26
                           =======       =======
Total investment return
  (b)                        (1.13%)(c)   (32.06%)(c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                   0.38% ++      1.03% ++
  Net expenses                1.45% ++      1.45% ++
  Expenses (before
     waiver/reimburse-
     ment)                    2.26% ++      2.03% ++
Portfolio turnover rate         88%          203%
Net assets at end of
  period (in 000's)        $10,625       $10,230




                                                             CLASS B
                            ------------------------------------------------------------------------
                                                                                          JANUARY 2,
                            SIX MONTHS                                                      2004**
                               ENDED                                                       THROUGH
                             APRIL 30,                YEAR ENDED OCTOBER 31,             OCTOBER 31,

                            ------------------------------------------------------------------------
                               2009*           2008       2007       2006       2005         2004

Net asset value at
  beginning of period         $14.77         $ 28.10    $ 27.23    $ 25.60    $ 23.14       $21.79
                              ------         -------    -------    -------    -------       ------
Net investment income
  (loss)                       (0.02)(a)        0.06 (a)   0.04 (a)  (0.08)     (0.10)       (0.07)
Net realized and
  unrealized gain (loss)
  on investments               (0.20)          (9.80)      1.77       3.06       3.28         1.42
                              ------         -------    -------    -------    -------       ------
Total from investment
  operations:                  (0.22)          (9.74)      1.81       2.98       3.18         1.35
                              ------         -------    -------    -------    -------       ------
Less dividends and
  distributions:
  From net investment
     income                    (0.07)          (0.01)        --         --      (0.01)          --
  From net realized gain
     on investments               --           (3.58)     (0.94)     (1.35)     (0.71)          --
                              ------         -------    -------    -------    -------       ------
Total dividends and
  distributions                (0.07)          (3.59)     (0.94)     (1.35)     (0.72)          --
                              ------         -------    -------    -------    -------       ------
Net asset value at end of
  period                      $14.48         $ 14.77    $ 28.10    $ 27.23    $ 25.60       $23.14
                              ======         =======    =======    =======    =======       ======
Total investment return
  (b)                          (1.47%)(c)     (39.54%)     6.76%     12.09%     13.81%        6.20% (c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                    (0.36%)++        0.30%      0.15%     (0.18%)    (0.43%)      (0.96%)++
  Net expenses                  2.20% ++        2.15%      2.10%      2.10%      2.25%        2.28% ++#
  Expenses (before
     waiver/reimbursement)      3.01% ++        2.69%      2.40%      2.43%      2.53%        2.88% ++#
Portfolio turnover rate           88%            203%       150%        94%       153%          43%
Net assets at end of
  period (in 000's)           $8,564         $ 9,610    $21,376    $21,047    $25,068       $5,756




*    Unaudited.
**   Commencement of operations.
++   Annualized.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% of average net assets for the years or periods ended October 31, 2004.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





22    MainStay Mid Cap Core Fund



22    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                              CLASS A
      --------------------------------------------------------------------------------------
                                                                                  JANUARY 2,
      SIX MONTHS                                                                    2004**
         ENDED                                                                     THROUGH
       APRIL 30,                      YEAR ENDED OCTOBER 31,                     OCTOBER 31,

      --------------------------------------------------------------------------------------
         2009*            2008          2007          2006          2005             2004
        $ 15.27         $ 28.93       $ 27.91       $ 26.10       $ 23.45           $21.93
        -------         -------       -------       -------       -------           ------
           0.03 (a)        0.25 (a)      0.26 (a)      0.12          0.06            (0.01)
          (0.22)         (10.11)         1.81          3.12          3.34             1.53
        -------         -------       -------       -------       -------           ------
          (0.19)          (9.86)         2.07          3.24          3.40             1.52
        -------         -------       -------       -------       -------           ------

          (0.24)          (0.22)        (0.11)        (0.08)        (0.04)              --
             --           (3.58)        (0.94)        (1.35)        (0.71)              --
        -------         -------       -------       -------       -------           ------
          (0.24)          (3.80)        (1.05)        (1.43)        (0.75)              --
        -------         -------       -------       -------       -------           ------
        $ 14.84         $ 15.27       $ 28.93       $ 27.91       $ 26.10           $23.45
        =======         =======       =======       =======       =======           ======
          (1.06%)(c)     (39.03%)        7.56%        12.89%        14.59%            6.93% (c)

           0.52% ++        1.10%         0.89%         0.47%         0.32%           (0.21%)++
           1.35% ++        1.35%         1.35%         1.35%         1.50%            1.53% ++#
           2.23% ++        1.83%         1.65%         1.68%         1.78%            2.13% ++#
             88%            203%          150%           94%          153%              43%
        $13,101         $20,801       $69,082       $64,829       $42,239           $6,554




                                             CLASS C
      ------------------------------------------------------------------------------------

      SIX MONTHS
         ENDED
       APRIL 30,                              YEAR ENDED OCTOBER 31,

      ------------------------------------------------------------------------------------
         2009*            2008          2007          2006          2005             2004

        $14.76          $ 28.09       $ 27.21       $ 25.59       $ 23.14           $20.86
        ------          -------       -------       -------       -------           ------
         (0.02)(a)         0.06 (a)      0.04 (a)     (0.05)        (0.08)           (0.07)
         (0.21)           (9.80)         1.78          3.02          3.25             2.50
        ------          -------       -------       -------       -------           ------
         (0.23)           (9.74)         1.82          2.97          3.17             2.43
        ------          -------       -------       -------       -------           ------

         (0.07)           (0.01)           --            --         (0.01)              --
            --            (3.58)        (0.94)        (1.35)        (0.71)           (0.15)
        ------          -------       -------       -------       -------           ------
         (0.07)           (3.59)        (0.94)        (1.35)        (0.72)           (0.15)
        ------          -------       -------       -------       -------           ------
        $14.46          $ 14.76       $ 28.09       $ 27.21       $ 25.59           $23.14
        ======          =======       =======       =======       =======           ======
         (1.53%)(c)      (39.52%)        6.72%        12.09%        13.76%           11.71%

         (0.35%)++         0.29%         0.15%        (0.26%)       (0.43%)          (0.96%)
          2.20% ++         2.15%         2.10%         2.10%         2.25%            2.28% #
          3.01% ++         2.69%         2.39%         2.43%         2.53%            2.88% #
            88%             203%          150%           94%          153%              43%
        $8,294          $10,170       $24,485       $31,445       $22,687           $4,951




                                                   mainstayinvestments.com    23



The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              23

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                       CLASS I
                            ------------------------------------------------------------
                            SIX MONTHS
                               ENDED
                             APRIL 30,                YEAR ENDED OCTOBER 31,

                            ------------------------------------------------------------
                               2009*       2008      2007      2006      2005      2004

Net asset value at
  beginning of period         $ 15.47    $ 29.28   $ 28.18   $ 26.34   $ 23.57   $ 21.01
                              -------    -------   -------   -------   -------   -------
Net investment income            0.05 (a)   0.32 (a)  0.35 (a)  0.24      0.12      0.05
Net realized and
  unrealized gain (loss)
  on investments                (0.22)    (10.25)     1.83      3.11      3.42      2.66
                              -------    -------   -------   -------   -------   -------
Total from investment
  operations                    (0.17)     (9.93)     2.18      3.35      3.54      2.71
                              -------    -------   -------   -------   -------   -------
Less dividends and
  distributions:
  From net investment
     income                     (0.27)     (0.30)    (0.14)    (0.16)    (0.06)       --
  From net realized gain
     on investments                --      (3.58)    (0.94)    (1.35)    (0.71)    (0.15)
                              -------    -------   -------   -------   -------   -------
Total dividends and
  distributions                 (0.27)     (3.88)    (1.08)    (1.51)    (0.77)    (0.15)
                              -------    -------   -------   -------   -------   -------
Net asset value at end of
  period                      $ 15.03    $ 15.47   $ 29.28   $ 28.18   $ 26.34   $ 23.57
                              =======    =======   =======   =======   =======   =======
Total investment return
  (b)                           (0.88%)(c)(38.86%)    7.87%    13.24%    15.11%    12.97%
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income          0.77% ++   1.41%     1.20%     0.81%     0.78%     0.26%
  Net expenses                   1.04% ++   1.04%     1.04%     1.04%     1.04%     1.06%#
  Expenses (before
     waiver/reimbursement)       1.98% ++   1.41%     1.17%     1.16%     1.27%     1.66%#
Portfolio turnover rate            88%       203%      150%       94%      153%       43%
Net assets at end of
  period (in 000's)           $11,093    $ 8,926   $20,256   $24,309   $23,379   $18,508




                                               CLASS R3
                            ----------------------------------------------
                                                                APRIL 28,
                            SIX MONTHS                            2006**
                               ENDED          YEAR ENDED         THROUGH
                             APRIL 30,       OCTOBER 31,       OCTOBER 31,

                            ----------------------------------------------
                               2009*        2008      2007         2006

Net asset value at
  beginning of period         $15.26      $ 28.91    $27.87       $27.81
                              ------      -------    ------       ------
Net investment income
  (loss)                        0.01 (a)     0.18 (a)  0.15 (a)    (0.00)++
Net realized and
  unrealized gain (loss)
  on investments               (0.21)      (10.11)     1.84         0.06
                              ------      -------    ------       ------
Total from investment
  operations:                  (0.20)       (9.93)     1.99         0.06
                              ------      -------    ------       ------
Less dividends and
  distributions:
  From net investment
     income                    (0.14)       (0.14)    (0.01)          --
  From net realized gain
     on investments               --        (3.58)    (0.94)          --
                              ------      -------    ------       ------
Total dividends and
  distributions                (0.14)       (3.72)    (0.95)          --
                              ------      -------    ------       ------
Net asset value at end of
  period                      $14.92      $ 15.26    $28.91       $27.87
                              ======      =======    ======       ======
Total investment return
  (b)                          (1.23%)(c)  (39.20%)    7.24%        0.22% (c)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)                     0.19% ++     0.83%     0.50%       (0.02%)++
  Net expenses                  1.64% ++    (1.64%)    1.64%        1.64% ++
  Expenses (before
     waiver/reimbursement)      2.58% ++    (2.03%)    1.77%        1.77% ++
Portfolio turnover rate           88%         203%      150%          94%
Net assets at end of
  period (in 000's)           $   70      $    59    $   80       $   10




*    Unaudited.
**   Commencement of operations.
++   Annualized.
++   Less than one cent per share.
#    Includes transfer agent fees paid indirectly which amounted to 0.02% of average net assets for the years or periods ended October 31, 2004.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I and Class R3 shares are not subject to sales charges.
(c)  Total return is not annualized.





24    MainStay Mid Cap Core Fund



24    MainStay Mid Cap Core Fund    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Mid Cap Core Fund (the "Fund"), a diversified fund. Effective September 29, 2008, the Fund changed its name from MainStay Mid Cap Opportunity Fund. Also effective September 29, 2008, the Fund changed its principal investment strategy, investment process and principal risks.

The Fund currently offers six classes of shares. Class I shares commenced operations on December 27, 1994. Class C shares commenced operations on December 30, 2002. Class A shares and Class B shares commenced operations on January 2, 2004. Class R3 shares commenced operations on April 28, 2006. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I and Class R3 shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The six classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions except that Class B and Class C shares are subject to higher distribution and service fee rates than Investor Class, Class A and Class R3 shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R3 shares are not subject to a distribution or service fee. Class R3 shares are authorized to pay a shareholder service fee to the Manager, as defined in Note 3(A), its affiliates, or third-party service providers, as compensation for services rendered to shareholders of Class R3 shares.

The Fund's investment objective is to seek long-term growth of capital.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an

                                                   mainstayinvestments.com    25
orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," ("FIN 48") an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund has not recorded any tax liabilities pursuant to FIN 48. Each of the Fund's tax returns for the prior three years remains subject to examination by the Internal Revenue Service and state tax authorities. The Manager, as defined in Note 3(A), determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws and regulations and interpretations thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.



26    Mainstay Mid Cap Core Fund

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Fund's Board of Trustees. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the Investment Company Act of 1940. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street manages the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnifies the Fund's portfolio against counterparty risk. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

In light of current market conditions, the Fund's Board of Trustees and New York Life Investments, as defined in Note 3(A), have determined that it is in the best interest of the Fund to temporarily stop lending portfolio securities, and to recall all outstanding loans. As a result, on

                                                   mainstayinvestments.com    27

September 18, 2008, the Fund temporarily suspended its participation in the securities lending program and initiated a recall of all securities out on loan. All loaned securities have since been recalled. The Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. Madison Square Investors LLC ("Madison Square Investors" or "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Investments, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.85% of the Fund's average daily net assets. Between May 1, 2008 and September 29, 2008, the Fund paid the Manager a monthly fee for services performed and facilities furnished as follows: 0.90% on assets up to $1 billion and 0.85% on assets in excess of $1 billion. Prior to May 1, 2008, the Fund was contractually obligated to pay the Manager a monthly fee for services performed and facilities furnished at an annual rate of 0.90% of the average daily net assets of the Fund.

Effective April 1, 2008 (February 28, 2008, for Investor Class shares), New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage, other transaction expenses relating to the purchase or sale of portfolio investments, and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.45%; Class A, 1.35%; Class B, 2.20%; Class C, 2.20%; Class I, 1.04%; Class R3, 1.64%. These
expense limitations may be modified or terminated only with the approval of the Board of Trustees. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed the existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

For the six-month period ended April 30, 2009, New York Life Investments earned fees from the Fund in the amount of $217,843 and waived its fees in the amount of $219,281.

As of April 30, 2009, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                           OCTOBER 31,
      2009           2010             2011             2012           TOTAL
 $398,710          $392,067         $491,292         $219,281      $1,501,350
-----------------------------------------------------------------------------



State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION, SERVICE AND SHAREHOLDER SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares,


28    Mainstay Mid Cap Core Fund
other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a shareholder service fee at an annual rate of 0.25% of an average daily net asset value of the Class B and Class C shares of the Fund. Pursuant to the Class R3 Plan, the Distributor receives a monthly distribution and shareholder service fee from the Fund at an annual rate of 0.50% of the average daily net assets of the Fund's Class R3 shares, which is an expense of the Class R3 shares of the Fund for distribution or service activities as designated by the Distributor. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

In accordance with the Shareholder Services Plan for the Class R3 shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to shareholders of the Class R3 shares. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.10% of the average daily net assets attributable to the Class R3 shares.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $4,011 and $1,286, respectively, for the six-month period ended April 30, 2009. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $161, $9,688 and $83, respectively, for the six-month period ended April 30, 2009.

(D) TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Fund for the six-month period ended April 30, 2009, amounted to $187,234.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At April 30, 2009, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                            $  898    0.0%++
------------------------------------------------
Class B                               861    0.0++
------------------------------------------------
Class C                             1,190    0.0++
------------------------------------------------
Class R3                            6,454    9.3
------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the six-month period ended April 30, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were $2,692.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2008, for federal income tax purposes, capital loss carryforwards of $20,462,883 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $20,463
------------------------------------





                                                   mainstayinvestments.com    29

The tax character of distributions paid during the year ended October 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                                            2008
Distributions paid from:
  Ordinary Income                    $ 3,838,175
  Long-Term Capital Gains             13,457,701
------------------------------------------------
Total                                $17,295,876
------------------------------------------------



NOTE 5--CUSTODIAN:

State Street is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. Effective September 3, 2008, these Funds pay a commitment fee at an annual rate of 0.08% of the average commitment amount, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six-month period ended April 30, 2009.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six-month period ended April 30, 2009, purchases and sales of securities, other than short-term securities, were $46,443 and $52,746, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS:

 INVESTOR CLASS                   SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                       49,128   $    662,926
Shares issued to
  shareholders in
  reinvestment of dividends       10,360        137,475
Shares redeemed                  (92,024)    (1,215,109)
                              -------------------------
Net decrease in shares
  outstanding before
  conversion                     (32,536)      (414,708)
Shares converted into
  Investor Class (See Note
  1)                              77,214        997,420
Shares converted from
  Investor Class (See Note
  1)                                 (92)        (1,247)
                              -------------------------
Net increase                      44,586   $    581,465
                              =========================
Period ended October 31,
  2008 (a):
Shares sold                      183,888   $  4,122,890
Shares redeemed                 (131,216)    (2,750,502)
                              -------------------------
Net increase in shares
  outstanding before
  conversion                      52,672      1,372,388
Shares converted into
  Investor Class (See Note
  1)                             668,186     14,248,778
Shares converted from
  Investor Class (See Note
  1)                             (50,664)    (1,040,612)
                              -------------------------
Net increase                     670,194   $ 14,580,554
                              =========================

(a) Investor Class shares were first offered on February 28, 2008.

 CLASS A                          SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      128,763   $  1,753,207
Shares issued to
  shareholders in
  reinvestment of dividends       18,106        239,728
Shares redeemed                 (570,824)    (7,501,124)
                              -------------------------
Net decrease in shares
  outstanding before
  conversion                    (423,955)    (5,508,189)
Shares converted into Class
  A
  (See Note 1)                     4,300         55,411
Shares converted from Class
  A
  (See Note 1)                   (59,784)      (784,365)
                              -------------------------
Net decrease                    (479,439)  $ (6,237,143)
                              =========================
Year ended October 31, 2008:
Shares sold                      351,608   $  8,092,413
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              293,427      7,225,656
Shares redeemed               (1,108,700)   (24,674,277)
                              -------------------------
Net decrease in shares
  outstanding before
  conversion                    (463,665)    (9,356,208)
Shares converted into Class
  A
  (See Note 1)                    85,731      1,835,996
Shares converted from Class
  A
  (See Note 1)                  (647,209)   (13,787,429)
                              -------------------------
Net decrease                  (1,025,143)  $(21,307,641)
                              =========================



30    Mainstay Mid Cap Core Fund

 CLASS B                          SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                       42,006   $    550,591
Shares issued to
  shareholders in
  reinvestment of dividends        3,049         39,547
Shares redeemed                  (81,764)    (1,054,958)
                              -------------------------
Net decrease in shares
  outstanding before
  conversion                     (36,709)      (464,820)
Shares converted from Class
  B
  (See Note 1)                   (22,428)      (267,219)
                              -------------------------
Net decrease                     (59,137)  $   (732,039)
                              =========================
Year ended October 31, 2008:
Shares sold                       90,960   $  1,958,957
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              107,820      2,570,293
Shares redeemed                 (251,248)    (5,433,052)
                              -------------------------
Net decrease in shares
  outstanding before
  conversion                     (52,468)      (903,802)
Shares converted from Class
  B
  (See Note 1)                   (57,582)    (1,256,733)
                              -------------------------
Net decrease                    (110,050)  $ (2,160,535)
                              =========================

 CLASS C                          SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                       20,055   $    263,332
Shares issued to
  shareholders in
  reinvestment of dividends        2,458         31,831
Shares redeemed                 (138,164)    (1,788,032)
                              -------------------------
Net decrease                    (115,651)  $ (1,492,869)
                              =========================
Year ended October 31, 2008:
Shares sold                       91,354   $  2,020,160
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions               96,606      2,300,948
Shares redeemed                 (370,589)    (8,027,996)
                              -------------------------
Net decrease                    (182,629)  $ (3,706,888)
                              =========================


 CLASS I                          SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      241,519   $  3,324,215
Shares issued to
  shareholders in
  reinvestment of dividends       10,472        140,327
Shares redeemed                  (90,605)    (1,210,492)
                              -------------------------
Net increase                     161,386   $  2,254,050
                              =========================
Year ended October 31, 2008:
Shares sold                       66,248   $  1,450,090
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions              100,402      2,505,243
Shares redeemed                 (281,591)    (6,169,633)
                              -------------------------
Net decrease                    (114,941)  $ (2,214,300)
                              =========================

 CLASS R3                         SHARES         AMOUNT
Six-month period ended April 30, 2009:
Shares sold                          928   $     12,428
Shares issued to
  shareholders in
  reinvestment of dividends           45            596
Shares redeemed                     (184)        (2,385)
                              -------------------------
Net increase                         789   $     10,639
                              =========================
Year ended October 31, 2008:
Shares sold                        1,042   $     21,854
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions                  434         10,657
Shares redeemed                     (376)        (8,168)
                              -------------------------
Net increase                       1,100   $     24,343
                              =========================




NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

NOTE 10--SUBSEQUENT EVENT:

At a meeting held on June 23, 2009, the Board approved the Fund's reorganization with and into the MainStay MAP Fund, subject to approval by shareholders of the Fund at a special meeting to be held on or about October 16, 2009. On or about August 26, 2009 shareholders will receive a proxy statement/prospectus containing further information regarding the MainStay MAP Fund and the proposed reorganization.


                                                   mainstayinvestments.com    31

BOARD CONSIDERATION AND APPROVAL OF NEW SUBADVISORY AGREEMENT

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), review and approve the fund's investment advisory agreements. At its meeting on September 25, 2008, the Board of Trustees of Eclipse Funds (the "Board" of the "Trust"), which was comprised solely of Independent Trustees, unanimously approved a new subadvisory agreement (the "Subadvisory Agreement") between New York Life Investment Management LLC ("New York Life Investments"), manager of the Trust, and Madison Square Investors LLC ("Madison Square Investors") with respect to the MainStay Mid Cap Core Fund (the "Fund"). Madison Square Investors is a new affiliate of New York Life Investments formed to accommodate a lift-out of New York Life Investments' Equity Investors Group ("EIG"), a division of New York Life Investments that historically has provided investment advisory services to the Fund, effective December 27, 2008 (the "Reorganization"). New York Life Investments advised the Board that EIG would be better positioned in the institutional marketplace as a separate investment boutique rather than as a division of New York Life Investments. In considering the approval of the Subadvisory Agreement, the Board was provided with information from New York Life Investments confirming that, in connection with the Reorganization: (i) no material change in the nature or the level of the services provided to the Fund would occur; (ii) no increase in the investment advisory fees payable by the Fund would be implemented; (iii) no material changes were expected in the personnel responsible for management of the Fund; and (iv) existing shareholders would be notified of the Reorganization. Furthermore, the Board considered an opinion from outside counsel to New York Life Investments confirming that the Subadvisory Agreement did not require shareholder approval.

In reaching its decision to approve the Subadvisory Agreement, the Board considered a variety of information furnished to the Board from New York Life Investments. The Board also requested and received responses from New York Life Investments to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. The Board considered its historical experience with EIG's capabilities and resources, and its evaluation of EIG in connection with previous contract review processes, including contract review processes that culminated with approval of the management agreement between the Trust, on behalf of the Fund, and New York Life Investments in April 2008 and again in June 2008 (the "Prior Contract Review Processes").

In determining to approve the new Subadvisory Agreement, the members of the Board reviewed and evaluated all of this information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Madison Square Investors;
(ii) the investment performance of the Fund and the historical investment performance of similar funds managed by Madison Square Investors; (iii) the costs of the services to be provided, and profits to be realized, by Madison Square Investors from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit the Fund's investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses.

While the members of the Board may have weighed certain factors differently, the Board's decision to approve the Subadvisory Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with its review of the Subadvisory Agreement. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Subadvisory Agreement is provided below.

NATURE, EXTENT, AND QUALITY OF SERVICES TO BE PROVIDED

In considering the approval of the Subadvisory Agreement, the Board examined the nature, extent and quality of the services that EIG historically had provided to the Fund, and that Madison Square Investors would provide to the Fund. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board acknowledged EIG's historical service to the Fund, and took note of the experience of EIG's portfolio managers, the number of accounts managed by the portfolio managers and EIG's method for compensating portfolio managers. The Board also considered the experience of senior personnel at EIG. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund is likely to benefit from the nature, extent and quality of these services as a result of Madison Square Investors' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating investment performance, the Board took note of the Fund's historical investment performance results, as presented to the Board in connection with the Prior Contract Review Processes, with consideration for the Fund's investment objectives, strategies and risks, as disclosed in the Fund's prospectus. The Board considered information about the Fund's investment performance that is provided to the Board in connection with its regularly


32    Mainstay Mid Cap Core Fund
scheduled meetings, and also took note of information provided in connection with the Prior Contract Review Processes showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers. The Board also considered the strength of Madison Square Investors' resources (including research capabilities). Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the selection of Madison Square Investors as subadviser to the Fund is likely to benefit the Fund's long-term investment performance.

COSTS OF THE SERVICES TO BE PROVIDED BY MADISON SQUARE INVESTORS

The Board considered the estimated costs of the services and profits to be realized by Madison Square Investors under the Subadvisory Agreement, taking into account profitability information provided to the Board in connection with the Prior Contract Review Processes. Because Madison Square Investors is an affiliate of New York Life Investments whose subadvisory fees for advising the Fund will be paid directly by New York Life Investments, the Board considered the cost and profitability information for New York Life Investments and Madison Square Investors in the aggregate. In evaluating these estimated costs and profits, the Board considered, among other things, EIG's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that Madison Square Investors must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that Madison Square Investors' ability to maintain a strong financial position is important in order for Madison Square Investors to provide high-quality ongoing services to the Fund and its shareholders.

The Board also considered certain fall-out benefits that may be realized by Madison Square Investors due to its relationship with the Fund. The Board recognized, for example, the benefits to Madison Square Investors from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to Madison Square Investors in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that any profits realized by Madison Square Investors due to its relationship with the Fund will be fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with the Fund's investors. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board took note of the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. The Board also observed that New York Life Investments historically has subsidized the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund's fee schedule and expense structure appropriately reflect economies of scale for the benefit of the Fund's investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board considered the reasonableness of the fees to be paid under the existing management and new Subadvisory Agreement, and the Fund's total ordinary operating expenses. The Board considered that the fees to be paid to Madison Square Investors under the Subadvisory Agreement are paid by New York Life Investments, not the Fund, and will result in no increase in the Fund's expenses. The Board noted that New York Life Investments will retain half of its management fee under the new Subadvisory Agreement with Madison Square Investors, consistent with the management and subadvisory fee structure used for other subadvisory relationships between New York Life Investments and its affiliates.

In assessing the reasonableness of the Fund's management and subadvisory fees and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with New York Life Investments in recent years and observed that New York Life Investments has subsidized the total ordinary operating expenses of the Fund's share classes through the imposition of expense limitation arrangements that may be modified only with the prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Subadvisory Agreement, supports the conclusion that these fees to be paid under the Subadvisory Agreement are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the new Subadvisory Agreement with Madison Square Investors.


                                                   mainstayinvestments.com    33

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; and
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.


The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request by calling 800-MAINSTAY (624-6782); visiting the Funds' website at mainstayinvestments.com; or on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Funds' Form N-Q is available without charge, on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).



34    Mainstay Mid Cap Core Fund

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP CORE FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL COMPANY VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC
BOSTON, MASSACHUSETTS

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847
NYLIM-AO15916         (RECYCLE LOGO)           MS140-09           MSMCC10-06/09
                                                                          A5

(MAINSTAY LOGO)


                 MAINSTAY

                 SMALL COMPANY VALUE FUND



                 Message from the President

                 and

                 Semiannual Report

                 Unaudited

                 April 30, 2009

MESSAGE FROM THE PRESIDENT

The six-month period ended April 30, 2009, proved to be a historically volatile time for the U.S. economy. Earlier in the year, many financial companies faced setbacks and market liquidity dried up. Fortunately, the U.S. Treasury, the Federal Reserve and other central banks and agencies worked together in an effort to restore investor confidence.

Gross domestic product continued to decline in the fourth quarter of 2008 and the first quarter of 2009. Fortunately, first-quarter earnings reports for several companies, especially financials, were not as bad as some had earlier feared. A rally in the retailing industry suggested that consumer spending might revive. And preliminary first-quarter data from the Bureau of Economic Analysis showed that personal consumption expenditures helped soften the economy's rate of decline in the first quarter of 2009.

Although the stock market rallied from late November through early January, it then declined through early March, with some major market indexes and averages reaching levels that investors hadn't seen in more than 12 years. By March 9, 2009, many investors felt that the market had reached its low point, and the stock market gradually recovered a good deal of what it had lost--not enough, however, to end the reporting period in positive territory.

In the bond market, the earlier flight toward low-risk investments softened as the Federal Open Market Committee reduced the targeted federal funds rate to a range between 0% and 0.25%. With strong government support, including the promise of purchases by the Federal Reserve, the mortgage-backed and asset-backed securities markets began to regain their footing. Trillions of dollars were poured into the markets, risk aversion softened and higher-yielding securities gained substantial ground. Indeed, most fixed-income sectors recorded positive returns for the six-month reporting period. This trend was encouraging news for bond investors.

Throughout the reporting period, the portfolio managers of the MainStay Funds continued to pursue the investment objectives, strategies and processes of their respective Funds. Some were able to identify opportunities, reposition Fund holdings, or otherwise take advantage of a difficult market environment. With a steadfast focus on long-term investment potential, our portfolio managers sought to weather market volatility and maintain a positive outlook.

Investors concerned about recent market events might benefit from their example. With careful investing, appropriate diversification, gradual adjustments, continual reevaluation and ongoing assistance from a financial professional, investors may be able to improve the way they pursue their long-range goals.

At MainStay, we are pleased to be a part of your investment program, and we hope that you will continue to invest with us for many years to come. While past performance is no guarantee of future results, we are encouraged when the economy provides positive indicators. Like you, we look forward to better days ahead.

Sincerely,


/s/ STEPHEN P. FISHER


Stephen P. Fisher
President




                        Not part of the Semiannual Report

(MAINSTAY LOGO)


                 MAINSTAY

                 SMALL COMPANY VALUE FUND



                 MainStay Funds

                 Semiannual Report

                 Unaudited

                 April 30, 2009

TABLE OF CONTENTS



SEMIANNUAL REPORT
---------------------------------------------

INVESTMENT AND PERFORMANCE COMPARISON       5
---------------------------------------------

PORTFOLIO MANAGEMENT DISCUSSION AND
ANALYSIS                                    9
---------------------------------------------

PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------

FINANCIAL STATEMENTS                       14
---------------------------------------------

NOTES TO FINANCIAL STATEMENTS              21
---------------------------------------------

BOARD CONSIDERATION AND APPROVAL OF NEW
SUBADVISORY AGREEMENTS                     28
---------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS            32
---------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND
PROXY VOTING RECORD                        33
---------------------------------------------

SHAREHOLDER REPORTS AND QUARTERLY
PORTFOLIO DISCLOSURE                       33

INVESTMENT AND PERFORMANCE COMPARISON(1)


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND AS A RESULT, WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 800-MAINSTAY (624-6782) OR VISIT MAINSTAYINVESTMENTS.COM.


INVESTOR CLASS SHARES(2)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -8.90%    -32.30%   -4.61%    2.45%
Excluding sales charges    -3.60     -28.36    -3.52     3.03




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                  MAINSTAY SMALL
                                   COMPANY VALUE    RUSSELL 2000
                                       FUND          VALUE INDEX
                                  --------------    -------------
4/30/99                                 9450            10000
4/30/00                                 9521            10440
4/30/01                                 9757            12971
4/30/02                                11775            15881
4/30/03                                10443            12888
4/30/04                                15232            18359
4/30/05                                17962            20159
4/30/06                                23101            26378
4/30/07                                24051            29339
4/30/08                                17773            24900
4/30/09                                12733            17089






CLASS A SHARES(3)--MAXIMUM 5.5% INITIAL SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -8.83%    -32.12%   -4.57%    2.46%
Excluding sales charges    -3.52     -28.17    -3.48     3.05




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                  MAINSTAY SMALL
                                   COMPANY VALUE    RUSSELL 2000
                                       FUND          VALUE INDEX
                                  --------------    -------------
4/30/99                                23625            25000
4/30/00                                23801            26099
4/30/01                                24392            32427
4/30/02                                29436            39701
4/30/03                                26106            32221
4/30/04                                38079            45898
4/30/05                                44904            50397
4/30/06                                57752            65946
4/30/07                                60128            73348
4/30/08                                44400            62250
4/30/09                                31892            42722






CLASS B SHARES(3)--MAXIMUM 5% CDSC IF REDEEMED WITHIN THE FIRST SIX YEARS OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges         -8.71%    -32.30%   -4.52%    2.26%
Excluding sales charges    -3.98     -28.80    -4.26     2.26




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                 MAINSTAY SMALL
                                  COMPANY VALUE    RUSSELL 2000
                                      FUND          VALUE INDEX
                                 --------------    -------------
4/30/99                               10000            10000
4/30/00                               10005            10440
4/30/01                               10172            12971
4/30/02                               12184            15881
4/30/03                               10740            12888
4/30/04                               15544            18359
4/30/05                               18176            20159
4/30/06                               23193            26378
4/30/07                               23973            29339
4/30/08                               17561            24900
4/30/09                               12504            17089





1. Performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Total returns reflect maximum applicable sales charges explained in this paragraph, change in share price, and reinvestment of dividend and capital gain distributions. The graphs assume an initial investment of $25,000 for Class A shares and $10,000 for all other classes and reflect the deduction of all sales charges that would have applied for the period of investment. Class A shares generally have a $25,000 minimum initial investment with no minimum subsequent purchase amount. For investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds, the minimum initial investment is $15,000. Investor Class shares and Class A shares are sold with a maximum initial sales charge of 5.50% and an annual 12b-1 fee of 0.25%. Class B shares are sold with no initial sales charge, are subject to a contingent deferred sales charge ("CDSC") of up to 5.00% if redeemed within the first six years of purchase, and have an annual 12b-1 fee of 1.00%. Class C shares are sold with no initial sales charge, are subject to a CDSC of 1.00% if redeemed within one year of purchase, and have an annual 12b-1 fee of 1.00%. Class I shares are sold with no initial sales charge or CDSC, have no annual 12b-1 fee, and are generally available to corporate and institutional investors or individual investors with a minimum initial investment of $5 million. Performance figures reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. These fee waivers and/or expense limitations are contractual and may be modified or terminated only with the approval of the Board of Trustees.

THE FOOTNOTES ON THE NEXT PAGE ARE AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.


                                                    mainstayinvestments.com    5

CLASS C SHARES(4)--MAXIMUM 1% CDSC IF REDEEMED WITHIN ONE YEAR OF PURCHASE
--------------------------------------------------------------------------------

AVERAGE ANNUAL               SIX       ONE      FIVE     TEN
TOTAL RETURNS              MONTHS     YEAR     YEARS    YEARS
-------------------------------------------------------------
With sales charges          -4.84%   -29.49%   -4.23%    2.28%
Excluding sales charges     -3.90    -28.79    -4.23     2.28




                                                            (With sales charges)
(PERFORMANCE GRAPH)

                                          MAINSTAY SMALL
                                         CAP OPPORTUNITY    RUSSELL 2000
                                               FUND          VALUE INDEX
                                         ---------------    -------------
4/30/99                                       10000             10000
4/30/00                                       10005             10440
4/30/01                                       10173             12971
4/30/02                                       12177             15881
4/30/03                                       10741             12888
4/30/04                                       15549             18359
4/30/05                                       18193             20159
4/30/06                                       23226             26378
4/30/07                                       23995             29339
4/30/08                                       17589             24900
4/30/09                                       12525             17089






CLASS I SHARES--NO SALES CHARGE
--------------------------------------------------------------------------------

AVERAGE ANNUAL        SIX       ONE      FIVE     TEN
TOTAL RETURNS       MONTHS     YEAR     YEARS    YEARS
------------------------------------------------------
                     -3.32%   -27.92%   -3.03%    3.41%




(PERFORMANCE GRAPH)

                                  MAINSTAY SMALL
                                 CAP OPPORTUNITY    RUSSELL 2000
                                       FUND          VALUE INDEX
                                 ---------------    -------------
4/30/99                               10000             10000
4/30/00                               10105             10440
4/30/01                               10382             12971
4/30/02                               12552             15881
4/30/03                               11164             12888
4/30/04                               16306             18359
4/30/05                               19335             20159
4/30/06                               24961             26378
4/30/07                               26125             29339
4/30/08                               19399             24900
4/30/09                               13982             17089







 BENCHMARK PERFORMANCE                      SIX       ONE      FIVE     TEN
                                          MONTHS     YEAR     YEARS    YEARS
Russell 2000(R) Value Index(5)            -12.60%   -31.37%   -1.42%    5.50%
Average Lipper small-cap value fund(6)     -7.06    -31.60    -1.56     5.50



    The Manager may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the contract if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which the Manager incurred the expense. Effective February 13, 2009, MainStay Small Cap Opportunity Fund changed its name to MainStay Small Company Value Fund.
2. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Investor Class shares might have been lower.
3. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class A and Class B shares might have been lower.
4. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002, through December 31, 2003, and the historical performance of Class I shares through December 29, 2002, adjusted for differences in certain contractual expenses and fees. Unadjusted, the performance shown for Class C shares might have been lower.
5. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Total returns assume reinvestment of all dividends and capital gains. The Russell 2000(R) Value Index is the Fund's broad-based securities market index for comparison purposes. An investment cannot be made directly in an index.
6. The average Lipper small-cap value fund is representative of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. This benchmark is a product of Lipper Inc. Lipper Inc. is an independent monitor of fund performance. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

THE FOOTNOTE ON THE PRECEDING PAGE IS AN INTEGRAL PART OF THE TABLES AND GRAPHS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THEM.



6    MainStay Small Company Value Fund

COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from November 1, 2008, to April 30, 2009, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, exchange fees, and sales charges (loads) on purchases (as applicable), and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from November 1, 2008, to April 30, 2009.

This example illustrates your Fund's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended April 30, 2009. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                            ENDING ACCOUNT
                                            ENDING ACCOUNT                   VALUE (BASED
                                             VALUE (BASED                   ON HYPOTHETICAL
                               BEGINNING       ON ACTUAL       EXPENSES      5% ANNUALIZED      EXPENSES
                                ACCOUNT       RETURNS AND        PAID         RETURN AND          PAID
                                 VALUE         EXPENSES)        DURING     ACTUAL EXPENSES)      DURING
SHARE CLASS                     11/1/08         4/30/09       PERIOD(1)         4/30/09        PERIOD(1)
INVESTOR CLASS SHARES          $1,000.00        $964.00         $ 8.33         $1,016.30         $ 8.55
--------------------------------------------------------------------------------------------------------

CLASS A SHARES                 $1,000.00        $964.80         $ 7.50         $1,017.20         $ 7.70
--------------------------------------------------------------------------------------------------------

CLASS B SHARES                 $1,000.00        $960.20         $11.62         $1,012.90         $11.93
--------------------------------------------------------------------------------------------------------

CLASS C SHARES                 $1,000.00        $961.00         $11.62         $1,012.90         $11.93
--------------------------------------------------------------------------------------------------------

CLASS I SHARES                 $1,000.00        $966.80         $ 5.75         $1,018.90         $ 5.91
--------------------------------------------------------------------------------------------------------


1. Expenses are equal to the Fund's annualized expense ratio of each class (1.71% for Investor Class, 1.54% for Class A, 2.39% for Class B and Class C and 1.18% for Class I) multiplied by the average account value over the period, divided by 365 and multiplied by 181 (to reflect the one-half year period). The table above represents the actual expenses incurred during the one-half year period.


                                                    mainstayinvestments.com    7

INDUSTRY COMPOSITION AS OF APRIL 30, 2009




Insurance                              7.9%
Specialty Retail                       6.9
Semiconductors & Semiconductor
  Equipment                            6.3
Communications Equipment               5.9
Pharmaceuticals                        5.2
Oil, Gas & Consumable Fuels            5.1
Commercial Banks                       4.5
Electronic Equipment & Instruments     4.5
Computers & Peripherals                4.1
Hotels, Restaurants & Leisure          3.5
Thrifts & Mortgage Finance             2.9
Chemicals                              2.8
Machinery                              2.8
Electrical Equipment                   2.4
Metals & Mining                        2.4
Construction & Engineering             2.3
Commercial Services & Supplies         2.2
Biotechnology                          1.9
Building Products                      1.9
Electric Utilities                     1.9
Capital Markets                        1.8
Auto Components                        1.6
Independent Power Producers &
  Energy Traders                       1.6
Professional Services                  1.6
IT Services                            1.5
Trading Companies & Distributors       1.4
Energy Equipment & Services            1.3
Diversified Consumer Services          1.2
Paper & Forest Products                1.2
Air Freight & Logistics                1.1
Industrial Conglomerates               1.1
Aerospace & Defense                    1.0
Textiles, Apparel & Luxury Goods       1.0
Airlines                               0.9
Health Care Providers & Services       0.8
Health Care Equipment & Supplies       0.2
Short-Term Investment                  2.2
Cash and Other Assets, Less
  Liabilities                          1.1
                                     -----
                                     100.0%
                                     =====



 See Portfolio of Investments on page 11 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF APRIL 30, 2009 (EXCLUDING SHORT-TERM INVESTMENT)



    1.  Impax Laboratories, Inc.
    2.  Teradyne, Inc.
    3.  Armstrong World Industries, Inc.
    4.  3Com Corp.
    5.  Cabot Corp.
    6.  Reliant Energy, Inc.
    7.  ADC Telecommunications, Inc.
    8.  CDI Corp.
    9.  Celera Corp.
   10.  Cooper Tire & Rubber Co.







8    MainStay Small Company Value Fund

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

QUESTIONS ANSWERED BY PORTFOLIO MANAGERS JORDAN D. ALEXANDER, CFA, AND STEPHEN
A. FRISCIA, JR., CFA, OF MACKAY SHIELDS LLC, THE FUND'S SUBADVISOR.

HOW DID MAINSTAY SMALL COMPANY VALUE FUND PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK FOR THE SIX-MONTH REPORTING PERIOD?

Excluding all sales charges, MainStay Small Company Value Fund returned -3.60% for Investor Class shares, -3.52% for Class A shares, -3.98% for Class B shares and -3.90% for Class C shares for the six months ended April 30, 2009. Over the same period, the Fund's Class I shares returned -3.32%. All share classes outperformed the -7.06% return of the average Lipper(1) small-cap value fund and the -12.60% return of the Russell 2000(R) Value Index(2) for the six months ended April 30, 2009. The Russell 2000(R) Value Index is the Fund's broad-based securities- market index. See pages 5 and 6 for Fund returns with sales charges.

WERE THERE ANY SIGNIFICANT CHANGES IN THE FUND'S INVESTMENT APPROACH OR PORTFOLIO MANAGEMENT DURING THE REPORTING PERIOD?

Effective January 30, 2009, the Fund changed its principal investment strategy, investment process and principal risks. Effective February 13, 2009, the Fund changed its name from MainStay Small Cap Opportunity Fund to MainStay Small Company Value Fund. Effective January 21, 2009, the Subadvisory Agreement between the Manager and Madison Square Investors LLC, the Funds Subadvisor, was terminated and MacKay Shields LLC became Subadvisor of the Fund. At the same time, Jordan Alexander and Stephen Friscia were named portfolio managers. Additional information regarding these changes, the Fund's new portfolio managers and other matters is contained in the MainStay Equity Funds Prospectus dated March 2, 2009.

WHAT FACTORS WERE RESPONSIBLE FOR THE FUND'S RELATIVE PERFORMANCE DURING THE REPORTING PERIOD?

The Fund's strong performance relative to the Russell 2000(R) Value Index and its peers resulted from our adhering to a strategy that focuses on stocks with attractive valuations, solid balance sheets and the potential to generate strong cash flow over full market cycles. Economic and market conditions during the reporting period created many investment opportunities that fit these criteria, and we took advantage of these opportunities to add value to the Fund.

WHICH SECTORS MADE THE STRONGEST CONTRIBUTIONS TO THE FUND'S PERFORMANCE DURING THE REPORTING PERIOD AND WHICH SECTORS WERE THE WEAKEST?

During the reporting period, information technology, industrials and consumer discretionary made the strongest sector contributions to the Fund's performance in relation to the Russell 2000(R) Value Index. All three sectors contributed positively to the Fund's absolute performance because they were among the most sensitive to the recent economic upturn that occurred at the end of the reporting period.

The health care, telecommunication services and energy sectors detracted the most from the Fund's performance relative to the benchmark. In light of unusually weak capital spending by end customers, all three sectors contributed negatively to absolute performance.

DURING THE REPORTING PERIOD, WHICH STOCKS WERE THE FUND'S STRONGEST CONTRIBUTORS TO ABSOLUTE PERFORMANCE AND WHICH STOCKS WERE THE WEAKEST?

The three strongest individual contributors to the Fund's performance during the reporting period were STEC, a computer memory device manufacturer; Vishay Intertechnology, a semiconductor and electronic components manufacturer; and ADC Telecommunications, a provider of broadband communica-tions network infrastructure products and related services. Better-than-expected earnings growth helped all three stocks return more than 100% for the Fund during the reporting period. We added to the Fund's positions in each of these stocks at favorable prices during the reporting period, which boosted the Fund's returns relative to the Russell 2000(R) Value Index.


----------
Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate those changes that can adversely affect the value of the Fund's holdings. Stocks of small-capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments than large-capitalization companies. The principal risk of investing in value stocks is that they may never reach what the portfolio manager believes is their full value or that they may even go down in value. The Fund's use of securities lending presents the risk of default by the borrower, which may result in a loss to the Fund. The Fund may experience a portfolio turnover rate of more than 100% and may generate taxable short-term capital gains.

1. See footnote on page 6 for more information on Lipper Inc.
2. See footnote on page 6 for more information on the Russell 2000(R) Value
   Index.

                                                    mainstayinvestments.com    9

The weakest individual contributors to performance were transportation services company Pacer International, commercial bank National Penn Bancshares, and savings and loan and financial holding company First Financial Holdings. Pacer International's shares declined, as the company faced weak volume in its core intermodal logistics business. The Fund continued to hold the position, however, because the stock appeared undervalued. We also felt that the company was well positioned to benefit from any improvement in the economy. Shares of National Penn Bancshares and First Financial Holdings declined on investor concerns about the companies' exposure to potentially risky credits. We sold the Fund's positions in these two financial companies to pursue what we believed to be more attractive opportunities.

DID THE FUND MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING
PERIOD?

Aside from the transactions mentioned above, the Fund added children's apparel retailer Children's Place Retail Stores and investment bank Jefferies Group to the Fund. Children's Place Retail Stores is a high cash-flow business with a strong balance sheet. Our analysis indicated that the company had continued to streamline its cost structure and was benefiting from a consumer shift to more value-oriented clothing. We did not believe the company's valuation reflected the company's growing market share and higher earnings power, and we purchased the stock at levels that we felt were attractive. We invested in Jefferies Group because it had avoided significant exposure to the troubled securities that plagued many of its larger competitors. Given the company's apparent ability to operate without government support, Jefferies Group has attracted top talent, and in our view, the company was well positioned to enter new lines of business and increase its market share. At the time of our purchase, Jefferies Group was trading close to its liquidation value, which we felt was an attractive level for a quality franchise with historically high returns on equity and significant growth opportunities.

During the reporting period, we sold the Fund's position in Emulex, a semiconductor component and integrated circuit supplier. A takeover bid caused the company's share price to rise. However, at that point, we felt Emulex no longer offered an attractive risk-adjusted return. We also sold the Fund's position in Alaska Airlines. When the shares reached our estimate of fair value, we decided that other opportunities offered a better risk-adjusted return.

WERE THERE ANY NOTABLE CHANGES IN THE FUND'S SECTOR WEIGHTINGS DURING THE REPORTING PERIOD?

We moderately increased the Fund's weightings in the information technology and health care sectors during the reporting period and decreased the Fund's weightings in the financials and consumer staples sectors.

HOW WAS THE FUND POSITIONED AT THE END OF THE REPORTING PERIOD?

As of April 30, 2009, the Fund was moderately overweight relative to the Russell 2000(R) Value Index in the information technology and health care sectors. The overweight position in information technology benefited the Fund's relative performance during the reporting period, but the Fund's overweight position in health care detracted.

As of the same date, the Fund was significantly underweight relative to the Russell 2000(R) Value Index in the financials sector and moderately underweight in the utilities sector. Both of these underweight positions contributed positively to the Fund's relative results during the reporting period.



----------
The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


10    MainStay Small Company Value Fund

PORTFOLIO OF INVESTMENTS APRIL 30, 2009 UNAUDITED




                                       SHARES           VALUE
COMMON STOCKS 96.7%+
-------------------------------------------------------------

AEROSPACE & DEFENSE 1.0%
AerCap Holdings N.V. (a)              412,300   $   1,929,564
                                                -------------


AIR FREIGHT & LOGISTICS 1.1%
Pacer International, Inc.             484,616       2,054,772
                                                -------------


AIRLINES 0.9%
Airtran Holdings, Inc. (a)            251,700       1,749,315
                                                -------------


AUTO COMPONENTS 1.6%
V  Cooper Tire & Rubber Co.           344,900       2,852,323
                                                -------------


BIOTECHNOLOGY 1.9%
V  Celera Corp. (a)                   354,700       2,869,523
InterMune, Inc. (a)                    48,000         649,920
                                                -------------
                                                    3,519,443
                                                -------------

BUILDING PRODUCTS 1.9%
V  Armstrong World
  Industries, Inc. (a)                190,600       3,465,108
                                                -------------


CAPITAL MARKETS 1.8%
Jefferies Group, Inc.                  69,200       1,354,244
Piper Jaffray Cos. (a)                 34,753       1,204,887
Thomas Weisel Partners Group,
  Inc. (a)                            124,800         564,096
Virtus Investment Partners,
  Inc. (a)                             12,852         145,870
                                                -------------
                                                    3,269,097
                                                -------------

CHEMICALS 2.8%
V  Cabot Corp.                        219,300       3,201,780
OM Group, Inc. (a)                     68,990       1,922,061
                                                -------------
                                                    5,123,841
                                                -------------

COMMERCIAL BANKS 4.5%
Comerica, Inc.                        104,700       2,196,606
First Horizon National Corp.          135,577       1,560,491
Investors Bancorp, Inc. (a)           276,700       2,534,572
SVB Financial Group (a)                90,100       1,870,476
                                                -------------
                                                    8,162,145
                                                -------------

COMMERCIAL SERVICES & SUPPLIES 2.2%
American Reprographics Co.
  (a)                                 268,800       1,733,760
Steelcase, Inc. Class A               499,000       2,260,470
                                                -------------
                                                    3,994,230
                                                -------------

COMMUNICATIONS EQUIPMENT 5.9%
V  3Com Corp. (a)                     809,501       3,278,479
V  ADC Telecommunications,
  Inc. (a)                            391,800       2,883,648
Avocent Corp. (a)                     123,981       1,790,286
Extreme Networks, Inc. (a)            617,900       1,087,504
Sonus Networks, Inc. (a)            1,032,600       1,786,398
                                                -------------
                                                   10,826,315
                                                -------------

COMPUTERS & PERIPHERALS 4.1%
Electronics for Imaging, Inc.
  (a)                                 235,732       2,314,888
NCR Corp. (a)                         262,900       2,668,435
STEC, Inc. (a)                        259,800       2,494,080
                                                -------------
                                                    7,477,403
                                                -------------

CONSTRUCTION & ENGINEERING 2.3%
EMCOR Group, Inc. (a)                  89,086       1,852,098
Pike Electric Corp. (a)               220,400       2,287,752
                                                -------------
                                                    4,139,850
                                                -------------

DIVERSIFIED CONSUMER SERVICES 1.2%
Brinks Home Security
  Holdings, Inc. (a)                   81,500       2,166,270
                                                -------------


ELECTRIC UTILITIES 1.9%
Cleco Corp.                            82,982       1,750,091
Idacorp, Inc.                          76,259       1,827,928
                                                -------------
                                                    3,578,019
                                                -------------

ELECTRICAL EQUIPMENT 2.4%
Acuity Brands, Inc.                    55,559       1,596,766
C&D Technologies, Inc. (a)            480,400       1,052,076
LSI Industries, Inc.                  297,800       1,670,658
                                                -------------
                                                    4,319,500
                                                -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 4.5%
Methode Electronics, Inc.             176,667       1,063,535
Tech Data Corp. (a)                    88,300       2,542,157
TTM Technologies, Inc. (a)            268,900       1,995,238
Vishay Intertechnology, Inc.
  (a)                                 460,800       2,704,896
                                                -------------
                                                    8,305,826
                                                -------------

ENERGY EQUIPMENT & SERVICES 1.3%
Key Energy Services, Inc. (a)         558,500       2,451,815
                                                -------------


HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
Home Diagnostics, Inc. (a)             49,000         291,060
                                                -------------


HEALTH CARE PROVIDERS & SERVICES 0.8%
Magellan Health Services,
  Inc. (a)                             52,236       1,544,096
                                                -------------


HOTELS, RESTAURANTS & LEISURE 3.5%
AFC Enterprises, Inc. (a)             276,500       1,717,065
Jack in the Box, Inc. (a)              93,364       2,295,821
Wendy's/Arby's Group, Inc.            465,600       2,328,000
                                                -------------
                                                    6,340,886
                                                -------------



 +  Percentages indicated are based on Fund net assets.
 v Among the Fund's 10 largest holdings, as of April 30, 2009, excluding short-term investment. May be subject to change daily.

The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              11


                                       SHARES           VALUE
COMMON STOCKS (CONTINUED)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.6%
V  Reliant Energy, Inc. (a)           604,500   $   2,998,320
                                                -------------


INDUSTRIAL CONGLOMERATES 1.1%
McDermott International, Inc.
  (a)                                 124,000       2,001,360
                                                -------------


INSURANCE 7.9%
Aspen Insurance Holdings,
  Ltd.                                 88,971       2,097,936
Fidelity National Financial,
  Inc.                                110,000       1,994,300
Genworth Financial, Inc.
  Class A                           1,019,700       2,406,492
IPC Holdings, Ltd.                     74,515       1,940,371
Old Republic International
  Corp.                               168,100       1,575,097
Phoenix Cos., Inc. (The)              939,327       1,465,350
Platinum Underwriters
  Holdings, Ltd.                       52,348       1,506,052
Protective Life Corp.                 166,800       1,429,476
                                                -------------
                                                   14,415,074
                                                -------------

IT SERVICES 1.5%
Acxiom Corp.                          279,187       2,694,154
                                                -------------


MACHINERY 2.8%
Commercial Vehicle Group,
  Inc. (a)                            304,300         292,128
Kennametal, Inc.                      109,200       2,233,140
Trinity Industries, Inc.              177,400       2,591,814
                                                -------------
                                                    5,117,082
                                                -------------

METALS & MINING 2.4%
Cliffs Natural Resources,
  Inc.                                 89,000       2,052,340
Olympic Steel, Inc.                   125,344       2,298,809
                                                -------------
                                                    4,351,149
                                                -------------

OIL, GAS & CONSUMABLE FUELS 5.1%
Brush Engineered Materials,
  Inc. (a)                            137,400       2,324,808
International Coal Group,
  Inc. (a)                            429,300         854,307
McMoRan Exploration Co. (a)           359,300       1,972,557
Stone Energy Corp. (a)                419,449       1,807,825
W&T Offshore, Inc.                    249,500       2,315,360
                                                -------------
                                                    9,274,857
                                                -------------

PAPER & FOREST PRODUCTS 1.2%
Buckeye Technologies, Inc.
  (a)                                 441,728       2,274,899
                                                -------------


PHARMACEUTICALS 5.2%
Flamel Technologies S.A. ADR
  (a)(b)                               71,300         420,670
V  Impax Laboratories, Inc.
  (a)                                 755,200       3,995,008
Medicines Co. (The) (a)                91,000         908,180
Par Pharmaceutical Cos., Inc.
  (a)                                 168,600       1,809,078
Sepracor, Inc. (a)                    171,200       2,432,752
                                                -------------
                                                    9,565,688
                                                -------------

PROFESSIONAL SERVICES 1.6%
V  CDI Corp.                          240,681       2,876,138
                                                -------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.3%
Advanced Analogic
  Technologies, Inc. (a)              156,300         750,240
FormFactor, Inc. (a)                  155,000       2,701,650
Lattice Semiconductor Corp.
  (a)                               1,334,900       2,322,726
MKS Instruments, Inc. (a)             118,000       1,846,700
V  Teradyne, Inc. (a)                 650,900       3,866,346
                                                -------------
                                                   11,487,662
                                                -------------

SPECIALTY RETAIL 6.9%
AnnTaylor Stores Corp. (a)            269,000       1,987,910
Chico's FAS, Inc. (a)                 280,000       2,139,200
Childrens Place Retail
  Stores, Inc. (The) (a)               54,000       1,535,760
Christopher & Banks Corp.             217,500       1,209,300
Collective Brands, Inc. (a)           157,000       2,279,640
Foot Locker, Inc.                     208,400       2,477,876
Pacific Sunwear of
  California, Inc. (a)                245,300         993,465
                                                -------------
                                                   12,623,151
                                                -------------

TEXTILES, APPAREL & LUXURY GOODS 1.0%
Skechers U.S.A., Inc. Class A
  (a)                                 160,000       1,872,000
                                                -------------


THRIFTS & MORTGAGE FINANCE 2.9%
Bank Mutual Corp.                     208,893       2,145,331
Brookline Bancorp, Inc.               238,300       2,363,936
Radian Group, Inc.                    479,700         829,881
                                                -------------
                                                    5,339,148
                                                -------------

TRADING COMPANIES & DISTRIBUTORS 1.4%
United Rentals, Inc. (a)              426,200       2,582,772
                                                -------------
Total Common Stocks
  (Cost $170,782,433)                             177,034,332
                                                -------------



                                    PRINCIPAL
                                       AMOUNT
SHORT-TERM INVESTMENT 2.2%
-------------------------------------------------------------

REPURCHASE AGREEMENT 2.2%
State Street Bank and Trust
  Co.
  0.05%, dated 4/30/09
  due 5/1/09
  Proceeds at Maturity
  $3,998,331 (Collateralized
  by a United States Treasury
  Bill with a rate of 0.12%
  and a maturity date of
  7/30/09, with a Principal
  Amount of $4,080,000 and a
  Market Value of $4,078,776)      $3,998,326       3,998,326
                                                -------------
Total Short-Term Investment
  (Cost $3,998,326)                                 3,998,326
                                                -------------
Total Investments
  (Cost $174,780,759) (c)                98.9%    181,032,658
Cash and Other Assets,
  Less Liabilities                        1.1       2,058,463
                                        -----    ------------
                                                -------------
Net Assets                              100.0%  $ 183,091,121
                                        =====    ============








12    MainStay Small Company Value Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

(a)  Non-income producing security.
(b)  ADR--American Depositary Receipt.
(c)  At April 30, 2009, cost is $179,248,964
     for federal income tax purposes and net
     unrealized appreciation is as follows:



Gross unrealized appreciation      $ 23,363,083
Gross unrealized depreciation       (21,579,389)
                                   ------------
Net unrealized appreciation        $  1,783,694
                                   ============



The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

                                   INVESTMENTS IN
 VALUATION INPUTS                      SECURITIES
Level 1--Quoted Prices               $177,034,332
Level 2--Other Significant
  Observable Inputs                     3,998,326
Level 3--Significant Unobservable
  Inputs                                       --
                                     ------------
Total                                $181,032,658
                                     ============




The Fund did not hold other financial instruments as of April 30, 2009.

At April 30, 2009, the Fund did not hold any investments with significant unobservable inputs (Level 3).


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              13

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2008 UNAUDITED


ASSETS:
Investment in securities, at value
  (identified cost $174,780,759)     $ 181,032,658
Receivables:
  Investment securities sold             4,132,826
  Fund shares sold                         392,865
  Dividends and interest                    89,820
  Shareholder communication                 40,045
Other assets                                52,515
                                     -------------
     Total assets                      185,740,729
                                     -------------
LIABILITIES:
Payables:
  Investment securities purchased        1,789,846
  Transfer agent (See Note 3)              486,789
  Fund shares redeemed                     182,003
  Manager (See Note 3)                      70,337
  Custodian                                 53,837
  NYLIFE Distributors (See Note 3)          41,093
  Professional fees                         19,535
  Trustees                                   4,892
Accrued expenses                             1,276
                                     -------------
     Total liabilities                   2,649,608
                                     -------------
Net assets                           $ 183,091,121
                                     =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding
  (par value of $.01 per share)
  unlimited number of shares
  authorized                         $     192,895
Additional paid-in capital             482,345,085
                                     -------------
                                       482,537,980
Accumulated undistributed net
  investment income                         85,388
Accumulated net realized loss on
  investments and futures
  transactions                        (305,784,146)
Net unrealized appreciation on
  investments                            6,251,899
                                     -------------
Net assets                           $ 183,091,121
                                     =============
INVESTOR CLASS
Net assets applicable to
  outstanding shares                 $  21,370,694
                                     =============
Shares of beneficial interest
  outstanding                            2,246,204
                                     =============
Net asset value per share
  outstanding                        $        9.51
Maximum sales charge (5.50% of
  offering price)                             0.55
                                     -------------
Maximum offering price per share
  outstanding                        $       10.06
                                     =============
CLASS A
Net assets applicable to
  outstanding shares                 $  53,823,235
                                     =============
Shares of beneficial interest
  outstanding                            5,665,562
                                     =============
Net asset value per share
  outstanding                        $        9.50
Maximum sales charge (5.50% of
  offering price)                             0.55
                                     -------------
Maximum offering price per share
  outstanding                        $       10.05
                                     =============
CLASS B
Net assets applicable to
  outstanding shares                 $  20,031,133
                                     =============
Shares of beneficial interest
  outstanding                            2,185,725
                                     =============
Net asset value and offering price
  per share outstanding              $        9.16
                                     =============
CLASS C
Net assets applicable to
  outstanding shares                 $  14,303,862
                                     =============
Shares of beneficial interest
  outstanding                            1,561,750
                                     =============
Net asset value and offering price
  per share outstanding              $        9.16
                                     =============
CLASS I
Net assets applicable to
  outstanding shares                 $  73,562,197
                                     =============
Shares of beneficial interest
  outstanding                            7,630,272
                                     =============
Net asset value and offering price
  per share outstanding              $        9.64
                                     =============






14    MainStay Small Company Value Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED


INVESTMENT INCOME:
INCOME:
  Dividends (a)                      $   1,813,102
  Interest                                     791
                                     -------------
     Total income                        1,813,893
                                     -------------
EXPENSES:
  Manager (See Note 3)                     768,735
  Transfer agent--Investor Class
     (See Note 3)                           39,908
  Transfer agent--Class A (See Note
     3)                                    195,548
  Transfer agent--Classes B and C
     (See Note 3)                           85,538
  Transfer agent--Class I (See Note
     3)                                    345,195
  Distribution/Service--Investor
     Class
     (See Note 3)                           15,909
  Distribution/Service--Class A
     (See Note 3)                           57,443
  Service--Class B (See Note 3)             16,964
  Service--Class C (See Note 3)             15,141
  Distribution--Class B (See Note
     3)                                     50,892
  Distribution--Class C (See Note
     3)                                     45,422
  Shareholder communication                 57,074
  Registration                              47,406
  Custodian                                 36,768
  Professional fees                         34,165
  Trustees                                   5,209
  Miscellaneous                             15,751
                                     -------------
     Total expenses before waiver        1,833,068
  Expense waiver from Manager (See
     Note 3)                              (594,674)
                                     -------------
     Net expenses                        1,238,394
                                     -------------
Net investment income                      575,499
                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized loss on:
  Security transactions               (105,799,283)
  Futures transactions                      (9,114)
                                     -------------
Net realized loss on investments
  and futures transactions            (105,808,397)
                                     -------------
Net change in unrealized
  appreciation (depreciation) on:
  Security transactions                 94,953,275
  Futures contracts                       (567,308)
                                     -------------
Net change in unrealized
  depreciation on investments and
  futures contracts                     94,385,967
                                     -------------
Net realized and unrealized loss on
  investments and futures
  transactions                         (11,422,430)
                                     -------------
Net decrease in net assets
  resulting from operations          $ (10,846,931)
                                     =============




(a) Dividends recorded net of foreign withholding taxes in the amount of $3,488.


The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              15

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 UNAUDITED AND THE YEAR ENDED OCTOBER 31, 2008


                                       2009             2008
DECREASE IN NET ASSETS:
Operations:
 Net investment income        $     575,499   $    7,310,737
 Net realized loss on
  investments and futures
  transactions                 (105,808,397)    (190,766,652)
 Net change in unrealized
  depreciation on
  investments and futures
  contracts                      94,385,967      (55,255,316)
                              ------------------------------
 Net decrease in net assets
  resulting from operations     (10,846,931)    (238,711,231)
                              ------------------------------

Dividends and distributions to
 shareholders:
 From net investment income:
    Investor Class                 (250,167)              --
    Class A                      (1,268,569)      (1,870,802)
    Class B                        (177,120)              --
    Class C                        (205,306)              --
    Class I                      (3,284,545)      (7,498,289)
                              ------------------------------
                                 (5,185,707)      (9,369,091)
                              ------------------------------
 From net realized gain on investments:
    Class A                              --      (28,928,748)
    Class B                              --       (3,462,812)
    Class C                              --       (5,460,212)
    Class I                              --      (57,146,695)
                              ------------------------------
                                         --      (94,998,467)
                              ------------------------------
 Total dividends and
  distributions to
  shareholders                   (5,185,707)    (104,367,558)
                              ------------------------------

Capital share transactions:
 Net proceeds from sale of
  shares                         20,258,707      135,834,496
 Net asset value of shares
  issued in connection with
  the acquisition of
  MainStay Small Cap Value
  Fund                           28,616,643               --
 Net asset value of shares
  issued to shareholders in
  reinvestment of dividends
  and distributions               4,832,565       93,050,364
 Cost of shares redeemed        (75,408,811)    (683,885,456)
                              ------------------------------
    Decrease in net assets
     derived from capital
     share transactions         (21,700,896)    (455,000,596)
                              ------------------------------
    Net decrease in net
     assets                     (37,733,534)    (798,079,385)

NET ASSETS:
Beginning of period             220,824,655    1,018,904,040
                              ------------------------------
End of period                 $ 183,091,121   $  220,824,655
                              ==============================
Accumulated undistributed
 net investment income at
 end of period                $      85,388   $    4,695,596
                              ==============================






16    MainStay Small Company Value Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank



                                                   mainstayinvestments.com    17

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                  INVESTOR CLASS
                                         --------------------------------
                                                             FEBRUARY 28,
                                         SIX MONTHS             2008**
                                            ENDED               THROUGH
                                          APRIL 30,           OCTOBER 31,

                                         --------------------------------
                                            2009*                2008
Net asset value at beginning of
  period                                   $ 10.14              $ 13.86
                                           -------              -------
Net investment income (loss)
  (a)                                         0.01                 0.10
Net realized and unrealized
  gain (loss) on investments                 (0.42)               (3.82)
                                           -------              -------
Total from investment
  operations                                 (0.41)               (3.72)
                                           -------              -------
Less dividends and
  distributions:
  From net investment income                 (0.22)                  --
  From net realized gain on
     investments                                --                   --
                                           -------              -------
Total dividends and
  distributions                              (0.22)                  --
                                           -------              -------
Net asset value at end of
  period                                   $  9.51              $ 10.14
                                           =======              =======
Total investment return (b)                  (3.60%)(c)          (26.91%)(c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)                0.25% ++             1.10% ++
  Net expenses                                1.71% ++             1.80% ++
  Expenses (before waiver)                    2.04% ++             1.83% ++
Portfolio turnover rate                        101%                 158%
Net assets at end of period (in
  000's)                                   $21,371              $11,480




                                                               CLASS B
                                 ------------------------------------------------------------------
                                                                                         JANUARY 2,
                                 SIX MONTHS                                                2004**
                                    ENDED                                                 THROUGH
                                  APRIL 30,             YEAR ENDED OCTOBER 31,          OCTOBER 31,

                                 ------------------------------------------------------------------
                                    2009*         2008      2007      2006      2005        2004
Net asset value at beginning
  of period                        $  9.70      $ 17.94   $ 19.25   $ 19.18   $ 18.38     $ 16.71
                                   -------      -------   -------   -------   -------     -------
Net investment income (loss)
  (a)                                (0.01)        0.06     (0.08)    (0.21)    (0.22)      (0.19)
Net realized and unrealized
  gain (loss) on investments         (0.40)       (6.29)    (1.23)     2.08      3.93        1.86
                                   -------      -------   -------   -------   -------     -------
Total from investment
  operations                         (0.41)       (6.23)    (1.31)     1.87      3.71        1.67
                                   -------      -------   -------   -------   -------     -------
Less dividends and
  distributions:
  From net investment income         (0.13)          --        --        --        --          --
  From net realized gain on
     investments                        --        (2.01)       --     (1.80)    (2.91)         --
                                   -------      -------   -------   -------   -------     -------
Total dividends and
  distributions                      (0.13)       (2.01)       --     (1.80)    (2.91)         --
                                   -------      -------   -------   -------   -------     -------
Net asset value at end of
  period                           $  9.16      $  9.70   $ 17.94   $ 19.25   $ 19.18     $ 18.38
                                   =======      =======   =======   =======   =======     =======
Total investment return (b)          (3.98%)(c)  (38.56%)   (6.81%)   10.32%    21.59%       9.99% (c)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income (loss)       (0.38%)++     0.47%    (0.41%)   (1.12%)   (1.19%)     (1.12%)++
  Net expenses                        2.39% ++     2.44%     2.41%     2.39%     2.41%       2.62% ++#
  Expenses (before waiver)            2.81% ++     2.66%     2.41%     2.39%     2.41%       2.62% ++#
Portfolio turnover rate                101%         158%      134%      124%      159%        132%
Net assets at end of period
  (in 000's)                       $20,031      $13,305   $32,502   $46,112   $48,496     $14,905




*    Unaudited.
**   Commencement of operations.
++   Annualized.
#    Includes transfer agent fees paid directly which amounted to 0.02% of average net assets for the year or period ended October 31, 2004 and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the period indicated.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.





18    MainStay Small Company Value Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                      CLASS A
      ------------------------------------------------------------------------------------------------------
                                                                                                  JANUARY 2,
      SIX MONTHS                                                                                    2004**
         ENDED                                                                                     THROUGH
       APRIL 30,                              YEAR ENDED OCTOBER 31,                             OCTOBER 31,

      ------------------------------------------------------------------------------------------------------
         2009*              2008             2007              2006              2005                2004
        $ 10.14           $ 18.65          $  19.87          $  19.60          $  18.58            $ 16.78
        -------           -------          --------          --------          --------            -------
           0.03              0.17              0.07             (0.07)            (0.08)             (0.09)
          (0.43)            (6.55)            (1.29)             2.14              4.01               1.89
        -------           -------          --------          --------          --------            -------
          (0.40)            (6.38)            (1.22)             2.07              3.93               1.80
        -------           -------          --------          --------          --------            -------

          (0.24)            (0.12)               --                --                --                 --
             --             (2.01)               --             (1.80)            (2.91)                --
        -------           -------          --------          --------          --------            -------
          (0.24)            (2.13)               --             (1.80)            (2.91)                --
        -------           -------          --------          --------          --------            -------
        $  9.50           $ 10.14          $  18.65          $  19.87          $  19.60            $ 18.58
        =======           =======          ========          ========          ========            =======
          (3.52%)(c)       (38.10%)           (6.09%)           11.20%            22.66%             10.73% (c)

           0.62% ++          1.24%             0.33%            (0.39%)           (0.44%)            (0.36%)++
           1.54% ++          1.65%             1.66%             1.64%             1.66%              1.87% ++#
           2.28% ++          1.84%             1.66%             1.64%             1.66%              1.87% ++#
            101%              158%              134%              124%              159%               132%
        $53,823           $64,527          $301,031          $502,182          $194,615            $24,621




                                                     CLASS C
      ----------------------------------------------------------------------------------------------------

      SIX MONTHS
         ENDED
       APRIL 30,                                       YEAR ENDED OCTOBER 31,

      ----------------------------------------------------------------------------------------------------
         2009*              2008             2007             2006              2005                 2004
        $  9.70           $ 17.94          $ 19.26          $  19.19          $ 18.37               $16.15
        -------           -------          -------          --------          -------               ------
          (0.01)             0.06            (0.09)            (0.21)           (0.22)               (0.25)
          (0.39)            (6.29)           (1.23)             2.08             3.95                 3.28
        -------           -------          -------          --------          -------               ------
          (0.40)            (6.23)           (1.32)             1.87             3.73                 3.03
        -------           -------          -------          --------          -------               ------

          (0.14)               --               --                --               --                   --
             --             (2.01)              --             (1.80)           (2.91)               (0.81)
        -------           -------          -------          --------          -------               ------
          (0.14)            (2.01)              --             (1.80)           (2.91)               (0.81)
        -------           -------          -------          --------          -------               ------
        $  9.16           $  9.70          $ 17.94          $  19.26          $ 19.19               $18.37
        =======           =======          =======          ========          =======               ======
          (3.90%)(c)       (38.60%)          (6.80%)           10.32%           21.72%               19.29%

          (0.21%)++          0.45%           (0.44%)           (1.14%)          (1.19%)              (1.13%)
           2.39% ++          2.45%            2.41%             2.39%            2.41%                2.62% #
           2.87% ++          2.67%            2.41%             2.39%            2.41%                2.62% #
            101%              158%             134%              124%             159%                 132%
        $14,304           $15,123          $54,264          $120,414          $48,316               $5,518




The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.      mainstayinvestments.com
                                                                              19

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS


                                                                  CLASS I
                               ----------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED
                                APRIL 30,                         YEAR ENDED OCTOBER 31,

                               ----------------------------------------------------------------------------
                                  2009*          2008         2007         2006         2005         2004
Net asset value at beginning
  of period                      $ 10.34       $  19.03     $  20.18     $  19.79     $  18.67     $  16.26
                                 -------       --------     --------     --------     --------     --------
Net investment income (a)           0.05           0.24         0.17         0.02         0.01         0.06
Net realized and unrealized
  gain (loss) on investments       (0.44)         (6.69)       (1.32)        2.17         4.02         3.21
                                 -------       --------     --------     --------     --------     --------
Total from investment
  operations                       (0.39)         (6.45)       (1.15)        2.19         4.03         3.27
                                 -------       --------     --------     --------     --------     --------
Less dividends and
  distributions:
  From net investment income       (0.31)         (0.23)       (0.00)++        --           --        (0.05)
  From net realized gain on
     investments                      --          (2.01)          --        (1.80)       (2.91)       (0.81)
                                 -------       --------     --------     --------     --------     --------
Total dividends and
  distributions                    (0.31)         (2.24)       (0.00)++     (1.80)       (2.91)       (0.86)
                                 -------       --------     --------     --------     --------     --------
Net asset value at end of
  period                         $  9.64       $  10.34     $  19.03     $  20.18     $  19.79     $  18.67
                                 =======       ========     ========     ========     ========     ========
Total investment return (b)        (3.32%)(c)    (37.81%)      (5.69%)      11.73%       23.15%       20.72%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income             1.15% ++       1.69%        0.81%        0.09%        0.06%        0.32%
  Net expenses                      1.18% ++       1.20%        1.19%        1.17%        1.16%        1.18%#
  Expenses (before waiver)          2.06% ++       1.48%        1.35%        1.17%        1.16%        1.18%#
Portfolio turnover rate              101%           158%         134%         124%         159%         132%
Net assets at end of period
  (in 000's)                     $73,562       $116,390     $631,108     $862,439     $317,602     $194,476




*    Unaudited.
++   Annualized.
++   Less than one cent per share.
#    Includes transfer agent fees paid directly which amounted to 0.02% of average net assets for the year or period ended October 31, 2004 and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the period indicated.
(a)  Per share data based on average shares outstanding during the period.
(b)  Total return is calculated exclusive of sales charge and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges.
(c)  Total return is not annualized.





20    MainStay Small Company Value Fund    The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1--ORGANIZATION AND BUSINESS:

Eclipse Funds (the "Trust") was organized on July 30, 1986, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and is comprised of three funds (collectively referred to as the "Funds"). These financial statements and notes relate only to the MainStay Small Company Value Fund (the "Fund"), a diversified fund. Effective January 30, 2009, the Fund changed its principal investment strategy, investment process and principal risks. Effective February 13, 2009, the Fund changed its name from MainStay Small Cap Opportunity Fund, a diversified fund.

The Fund currently offers five classes of shares. Class I shares commenced operations on January 12, 1987. Class A shares and Class B shares commenced operations on January 2, 2004. Class C shares commenced operations on December 30, 2002. Investor Class shares commenced operations on February 28, 2008. Investor Class and Class A shares are offered at net asset value ("NAV") per share plus an initial sales charge. No sales charge applies on investments of $1 million or more (and certain other qualified purchases) in Investor Class and Class A shares, but a contingent deferred sales charge is imposed on certain redemptions of such shares within one year of the date of purchase. Class B shares and Class C shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase of Class B shares and a 1.00% contingent deferred sales charge may be imposed on redemptions made within one year of purchase of Class C shares. Class I shares are not subject to a sales charge. Depending upon eligibility, Class B shares convert to either Investor Class or Class A shares eight years after the date they were purchased. Additionally, depending upon eligibility, Investor Class shares may convert to Class A shares and Class A shares may convert to Investor Class shares. The five classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and bear the same conditions except that Class B and Class C shares are subject to higher distribution and service fee rates than Investor Class and Class A shares under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class I shares are not subject to a distribution or service fee.

The Fund's investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America and follows the significant accounting policies described below.

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date"). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in other mutual funds are valued at their NAVs as of the close of the New York Stock Exchange on the date of valuation.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, as defined in Note 3(A), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2009, the Fund did not hold securities that were valued in such a manner.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective for the fiscal year beginning November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to

                                                   mainstayinvestments.com    21
the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

- Level 1--quoted prices in active markets for identical investments

- Level 2--other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

- Level 3--significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of April 30, 2009, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

The valuation techniques used by the Fund to measure fair value during the six-month period ended April 30, 2009, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

In April 2009, FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund's financial statement disclosures.

(B) FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 "Accounting for Uncertainty in Income Taxes," ("FIN 48") an interpretation of FASB Statement No. 109 (the "Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund has not recorded any tax liabilities pursuant to FIN 48. Each of the Fund's tax returns for the prior three years remains subject to examination by the Internal Revenue Service and state tax authorities. The Manager, as defined in Note 3(A), determined that the adoption of the Interpretation did not have an impact on the Fund's financial statements upon adoption. The Manager continually reviews the Fund's tax positions and such conclusions under the Interpretation based on factors, including, but not limited to, ongoing analyses of tax laws and regulations and interpretations thereof.

(C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. All dividends and distributions are reinvested in shares of the Fund, at NAV, unless the shareholder elects otherwise. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles in the United States of America.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned using the effective interest rate method. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight-line method.

Investment income and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares pro rata based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.



22    MainStay Small Company Value Fund

(E) EXPENSES. Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net asset value on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.

(F) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(G) REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements to earn income. The Fund may enter into repurchase agreements only with financial institutions that are deemed by the Manager or Subadvisor, if any, to be creditworthy, pursuant to guidelines established by the Fund's Board of Trustees. Repurchase agreements are considered under the Investment Company Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.

When the Fund invests in repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(H) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin." When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill its investment objectives. The Fund's investment in futures contracts and other derivatives may increase the volatility of the Fund's net asset value and may result in a loss to the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

(I) SECURITIES LENDING. In order to realize additional income, the Fund may engage in securities lending, subject to the limitations set forth in the Investment Company Act of 1940. In the event the Fund does engage in securities lending, the Fund will lend through its custodian, State Street Bank and Trust Company ("State Street"). State Street manages the Fund's cash collateral in accordance with the Lending Agreement between the Fund and State Street, and indemnifies the Fund's portfolio against counterparty risk. The loans are collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Fund may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Fund may also record realized gain or loss on securities deemed sold due to borrower's inability to return securities on loan. The Fund receives compensation for lending its securities in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

In light of current market conditions, the Fund's Board of Trustees and New York Life Investments, as defined in Note 3(A), have determined that it is in the best interest of the Fund to temporarily stop lending portfolio securities, and to recall all outstanding loans. As a result, on September 18, 2008, the Fund temporarily suspended its participation in the securities lending program and initiated a recall of all securities out on loan. All loaned securities have since been recalled. The Fund and New York Life Investments reserve the right to reinstitute lending when deemed appropriate.


                                                   mainstayinvestments.com    23

(J) INDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

NOTE 3--FEES AND RELATED PARTY TRANSACTIONS:

(A) MANAGER AND SUBADVISOR. New York Life Investment Management LLC ("New York Life Investments" or "Manager"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Fund. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that are not the responsibility of the Fund. MacKay Shields LLC (the "Subadvisor"), a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life, serves as Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of an Amended and Restated Subadvisory Agreement ("Subadvisory Agreement") between New York Life Investments and the Subadvisor, New York Life Investments pays for the services of the Subadvisor.

The Fund pays the Manager a monthly fee for services performed and facilities furnished at an annual rate of the Fund's average daily net assets as follows:
0.85% on assets up to $1 billion and 0.80% on assets in excess of $1 billion.

Effective February 13, 2009, New York Life Investments has entered into a written expense limitation agreement under which it has agreed to waive a portion of the Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the total ordinary operating expenses of a class (total ordinary operating expenses excludes taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and the fees and expenses of any other funds in which the Fund invests) do not exceed the following percentages of average daily net assets: Investor Class, 1.63%; Class A, 1.53%; Class B, 2.38%; Class C, 2.38%; and Class I, 1.17%. These expense limitations may be modified or terminated only with the approval of the Board of Trustees. New York Life Investments may recoup the amount of certain management fee waivers or expense reimbursements from the Fund pursuant to the agreement if such action does not cause the Fund to exceed the existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense.

Between May 1, 2008 and February 13, 2009, New York Life Investments had a written expense limitation agreement that set expense limitations at: Investor Class, 1.80%, Class A, 1.55%; Class B, 2.40%; Class C, 2.40%; and Class I, 1.19%.

Between April 1, 2008 and May 1, 2008, New York Life Investments had a written expense limitation agreement that set expense limitations at: Investor Class, 1.80%, Class A, 1.70%; Class B, 2.55%; Class C, 2.55%; and Class I, 1.19%. Prior
to April 1, 2008, New York Life Investments had a different expense limitation agreement in place with respect to the Fund.

For the six-month period ended April 30, 2009, New York Life Investments earned fees from the Fund in the amount of $768,735 and waived its fees in the amount of $594,674.

As of April 30, 2009, the amounts of waived fees that are subject to possible recoupment by the Manager, and the related expiration dates are as follows:

                      OCTOBER 31,
   2010                   2011                2012            TOTAL
 $1,305,029            $1,248,722           $594,674       $3,148,425
----------------------------------------------------------------------



State Street Bank and Trust Company, 1 Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Fund, maintaining general ledger and sub-ledger accounts for the calculation of the Fund's respective NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, State Street is compensated by New York Life Investments.

(B) DISTRIBUTION AND SERVICE FEES. The Trust, on behalf of the Fund, has a Distribution Agreement with NYLIFE Distributors LLC (the "Distributor"), an indirect, wholly-owned subsidiary of New York Life. The Fund, with respect to each class of shares, other than Class I shares, has adopted distribution plans (the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act.



24    MainStay Small Company Value Fund

Pursuant to the Investor Class and Class A Plans, the Distributor receives a monthly distribution fee from the Fund at an annual rate of 0.25% of the average daily net assets of the Fund's Investor Class and Class A shares, which is an expense of the Investor Class and Class A shares of the Fund for distribution or service activities as designated by the Distributor. Pursuant to the Class B and Class C Plans, the Fund pays the Distributor a monthly distribution fee, which is an expense of the Class B and Class C shares of the Fund, at an annual rate of 0.75% of the average daily net assets of the Fund's Class B and Class C shares. The Plans provide that the Class B and Class C shares of the Fund also incur a shareholder service fee at an annual rate of 0.25% of an average daily net asset value of the Class B and Class C shares of the Fund. Class I shares are not subject to a distribution or service fee.

The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.

(C) SALES CHARGES. The Fund was advised by the Distributor that the amount of sales charges retained on sales of Investor Class and Class A shares were $4,892 and $1,864, respectively for the six-month period ended April 30, 2009. The Fund was also advised that the Distributor retained contingent deferred sales charges on redemptions of Class A, Class B and Class C shares of $16, $14,401 and $304, respectively, for the six-month period ended April 30, 2009.

(D) TRANSFER, DIVIDEND DISBURSING AND
SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent. MainStay Investments has entered into an agreement with Boston Financial Data Services pursuant to which it performs certain services for which MainStay Investments is responsible. Transfer agent expenses incurred by the Fund for the six-month period ended April 30, 2009, amounted to $666,189.

(E) SMALL ACCOUNT FEES. Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. Shareholders with an account balance of less than $1,000 are charged an annual per account fee of $20 (assessed semi-annually). These fees are included in transfer agent fees shown on the Statement of Operations.

(F) CAPITAL. At April 30, 2009, New York Life and its affiliates held beneficially shares of the Fund with the following values and percentages of net assets as follows:

Class A                         $     1,055     0.0%++
---------------------------------------------------
Class B                                 811     0.0++
---------------------------------------------------
Class C                               1,369     0.0++
---------------------------------------------------
Class I                          27,613,762    37.5
---------------------------------------------------



++ Less than one-tenth of a percent.

(G) OTHER. Pursuant to the Management Agreement, the cost of legal services provided to the Fund by the Office of the General Counsel of New York Life Investments is payable directly by the Fund. For the six-month period ended April 30, 2009, these fees, which are included in professional fees shown on the Statement of Operations, were $8,554.

NOTE 4--FEDERAL INCOME TAX:

At October 31, 2008, for federal income tax purposes, capital loss carryforwards of $194,940,236 were available as shown in the table below, to the extent provided by the regulations to offset future realized gains of the Fund through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

   CAPITAL LOSS        CAPITAL LOSS
AVAILABLE THROUGH    AMOUNTS (000'S)
       2016              $194,940
------------------------------------



The tax character of distributions paid during the year ended October 31, 2008, shown in the Statement of Changes in Net Assets, was as follows:

                                             2008
Distributions paid from:
  Ordinary Income                    $ 19,289,432
  Long-Term Capital Gains              85,078,126
-------------------------------------------------
Total                                $104,367,558
-------------------------------------------------



NOTE 5--CUSTODIAN:

State Street is the custodian of cash and securities of the Fund. Custodial fees are charged to the Fund based on the market value of securities in the Fund and the number of certain cash transactions incurred by the Fund.

NOTE 6--LINE OF CREDIT:

The Fund, and certain affiliated funds, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption

                                                   mainstayinvestments.com    25
requests. Effective September 3, 2008, these Funds pay a commitment fee at an annual rate of 0.08% of the average commitment amount, regardless of usage, to The Bank of New York Mellon, which serves as agent to the syndicate. Such commitment fees are allocated among the Funds based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding with respect to the Fund on the line of credit during the six-month period ended April 30, 2009.

NOTE 7--PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six-month period ended April 30, 2009, purchases and sales of securities, other than short-term securities, were $170,458 and $227,540, respectively.

NOTE 8--CAPITAL SHARE TRANSACTIONS:


 INVESTOR CLASS                   SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      305,683   $   2,361,361
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                           915,198       7,435,417
Shares issued to
  shareholders in
  reinvestment of dividends       30,268         247,895
Shares redeemed                 (212,067)     (1,644,432)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                   1,039,082       8,400,241
Shares converted into
  Investor Class (See Note
  1)                              75,579         480,685
Shares converted from
  Investor Class (See Note
  1)                              (1,073)         (9,304)
                             ---------------------------
Net increase                   1,113,588   $   8,871,622
                             ===========================
Period ended October 31,
  2008 (a):
Shares sold                      297,156   $   4,040,651
Shares redeemed                 (246,008)     (3,187,536)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                      51,148         853,115
Shares converted into
  Investor Class (See Note
  1)                           1,181,962      15,686,288
Shares converted from
  Investor Class (See Note
  1)                            (100,494)     (1,335,891)
                             ---------------------------
Net increase                   1,132,616   $  15,203,512
                             ===========================
(a) Investor Class shares were first offered on February
    28, 2008.

 CLASS A                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      791,210   $   6,506,219
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                         1,320,954      10,706,373
Shares issued to
  shareholders in
  reinvestment of dividends      128,139       1,046,901
Shares redeemed               (2,989,024)    (25,294,145)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                    (748,721)     (7,034,652)
Shares converted into Class
  A (See Note 1)                  49,142         349,532
                             ---------------------------
Net decrease                    (699,579)  $  (6,685,120)
                             ===========================
Year ended October 31,
  2008:
Shares sold                    3,978,284   $  56,156,683
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            1,664,669      25,644,532
Shares redeemed              (14,436,478)   (203,503,496)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                  (8,793,525)   (121,702,281)
Shares converted into Class
  A (See Note 1)                 161,393       2,200,573
Shares converted from Class
  A (See Note 1)              (1,142,652)    (15,144,175)
                             ---------------------------
Net decrease                  (9,774,784)  $(134,645,883)
                             ===========================

 CLASS B                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                      102,968   $     799,983
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                         1,067,325       8,360,201
Shares issued to
  shareholders in
  reinvestment of dividends       20,914         165,221
Shares redeemed                 (249,062)     (1,863,298)
                             ---------------------------
Net increase in shares
  outstanding before
  conversion                     942,145       7,462,107
Shares converted from Class
  B (See Note 1)                (128,413)       (820,913)
                             ---------------------------
Net increase                     813,732   $   6,641,194
                             ===========================
Year ended October 31,
  2008:
Shares sold                      164,553   $   2,135,917
Shares issued to
  shareholders in
  reinvestment of
  distributions                  217,627       3,209,993
Shares redeemed                 (716,632)     (9,649,628)
                             ---------------------------
Net decrease in shares
  outstanding before
  conversion                    (334,452)     (4,303,718)
Shares converted from Class
  B (See Note 1)                (105,204)     (1,406,795)
                             ---------------------------
Net decrease                    (439,656)  $  (5,710,513)
                             ===========================





26    MainStay Small Company Value Fund

 CLASS C                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                       43,481   $     343,378
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value
  Fund                           269,350       2,108,989
Shares issued to
  shareholders in
  reinvestment of dividends       18,026         142,409
Shares redeemed                 (327,943)     (2,540,208)
                             ---------------------------
Net increase                       2,914   $      54,568
                             ===========================
Year ended October 31,
  2008:
Shares sold                      175,386   $   2,462,014
Shares issued to
  shareholders in
  reinvestment of
  distributions                  249,183       3,677,942
Shares redeemed               (1,889,664)    (25,824,537)
                             ---------------------------
Net decrease                  (1,465,095)  $ (19,684,581)
                             ===========================

 CLASS I                          SHARES          AMOUNT
Six-month period ended April 30, 2009:
Shares sold                    1,227,655   $  10,247,766
Shares issued in connection
  with the acquisition of
  MainStay Small Cap Value           689           5,663
Shares issued to
  shareholders in
  reinvestment of dividends      390,113       3,230,139
Shares redeemed               (5,241,650)    (44,066,728)
                             ---------------------------
Net decrease                  (3,623,193)  $ (30,583,160)
                             ===========================
Year ended October 31,
  2008:
Shares sold                    4,947,957   $  71,039,231
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions            3,845,657      60,517,897
Shares redeemed              (30,698,488)   (441,720,259)
                             ---------------------------
Net decrease                 (21,904,874)  $(310,163,131)
                             ===========================



NOTE 9--NEW ACCOUNTING PRONOUNCEMENTS:

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and related disclosures.

NOTE 10--FUND ACQUISITION:

At a meeting held on September 25, 2008, the Board of Trustees approved a plan of reorganization where the Fund would acquire the assets, including the investments, and assume the identified liabilities of MainStay Small Cap Value Fund, a series of The MainStay Funds. Shareholders of the MainStay Small Cap Value Fund approved this reorganization on January 30, 2009, which was then completed on February 13, 2009. The aggregate net assets of the Fund immediately before the acquisition were $140,597,322 and the combined net assets after the acquisition were $169,213,965.

The acquisition was accomplished by a tax-free exchange of the following:

                                  SHARES         VALUE
MainStay Small Cap Value Fund
------------------------------------------------------
  Investor Class               1,496,605   $ 7,435,417
------------------------------------------------------
  Class A                      2,157,866    10,706,373
------------------------------------------------------
  Class B                      1,870,948     8,360,201
------------------------------------------------------
  Class C                        471,745     2,108,989
------------------------------------------------------
  Class I                          1,129         5,663
------------------------------------------------------



In exchange for the MainStay Small Cap Value Fund shares and net assets, the Fund issued 915,198 Investor Class Shares; 1,320,954 Class A shares; 1,067,325 Class B shares; 269,350 Class C shares and 689 Class I shares.

MainStay Small Cap Value Fund's net assets after adjustments for any permanent book-to-tax differences at the acquisition date were as follows, which include the following amounts of capital stock, unrealized appreciation and accumulated net realized loss:


                                        TOTAL                     UNREALIZED   ACCUMULATED NET   UNDISTRIBUTED NET
                                   NET ASSETS   CAPITAL STOCK   DEPRECIATION     REALIZED LOSS   INVESTMENT INCOME
MainStay Small Cap Value Fund     $28,616,643     $69,577,796   ($18,029,815)     ($23,059,649)           $128,311
------------------------------------------------------------------------------------------------------------------





                                                   mainstayinvestments.com    27

BOARD CONSIDERATION AND APPROVAL OF NEW SUBADVISORY AGREEMENTS

BOARD CONSIDERATION OF NEW SUBADVISORY AGREEMENT WITH MADISON SQUARE INVESTORS
LLC

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act") requires that each mutual fund's board of trustees, including a majority of trustees who are not "interested persons" of the fund, as defined in the 1940 Act ("Independent Trustees"), review and approve the fund's investment advisory agreements. At its meeting on September 25, 2008, the Board of Trustees of Eclipse Funds (the "Board" of the "Trust"), which was comprised solely of Independent Trustees, unanimously approved a new subadvisory agreement (the "Subadvisory Agreement") between New York Life Investment Management LLC ("New York Life Investments"), manager of the Trust, and Madison Square Investors LLC ("Madison Square Investors") with respect to the MainStay Small Company Value Fund (the "Fund"). Madison Square Investors is a new affiliate of New York Life Investments formed to accommodate a lift-out of New York Life Investments' Equity Investors Group ("EIG"), a division of New York Life Investments that historically has provided investment advisory services to the Fund, effective December 27, 2008 (the "Reorganization"). New York Life Investments advised the Board that EIG would be better positioned in the institutional marketplace as a separate investment boutique rather than as a division of New York Life Investments. In considering the approval of the Subadvisory Agreement, the Board was provided with information from New York Life Investments confirming that, in connection with the Reorganization: (i) no material change in the nature or the level of the services provided to the Fund would occur; (ii) no increase in the investment advisory fees payable by the Fund would be implemented; (iii) no material changes were expected in the personnel responsible for management of the Fund; and (iv) existing shareholders would be notified of the Reorganization. Furthermore, the Board considered an opinion from outside counsel to New York Life Investments confirming that the Subadvisory Agreement did not require shareholder approval.

In reaching its decision to approve the Subadvisory Agreement, the Board considered a variety of information furnished to the Board from New York Life Investments. The Board also requested and received responses from New York Life Investments to a comprehensive list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board. The Board considered its historical experience with EIG's capabilities and resources, and its evaluation of EIG in connection with previous contract review processes, including contract review processes that culminated with approval of the management agreement between the Trust, on behalf of the Fund, and New York Life Investments in April 2008 and again in June 2008 (the "Prior Contract Review Processes").

In determining to approve the new Subadvisory Agreement, the members of the Board reviewed and evaluated all of this information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Madison Square Investors;
(ii) the investment performance of the Fund and the historical investment performance of similar funds managed by Madison Square Investors; (iii) the costs of the services to be provided, and profits to be realized, by Madison Square Investors from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit the Fund's investors; and (v) the reasonableness of the Fund's management and subadvisory fee levels and overall total ordinary operating expenses.

While the members of the Board may have weighed certain factors differently, the Board's decision to approve the Subadvisory Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with its review of the Subadvisory Agreement. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the Subadvisory Agreement is provided below.

NATURE, EXTENT, AND QUALITY OF SERVICES TO BE PROVIDED

In considering the approval of the Subadvisory Agreement, the Board examined the nature, extent and quality of the services that EIG historically had provided to the Fund, and that Madison Square Investors would provide to the Fund. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board acknowledged EIG's historical service to the Fund, and took note of the experience of EIG's portfolio managers, the number of accounts managed by the portfolio managers and EIG's method for compensating portfolio managers. The Board also considered the experience of senior personnel at EIG. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund is likely to benefit from the nature, extent and quality of these services as a result of Madison Square Investors' experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating investment performance, the Board took note of the Fund's historical investment performance results, as presented to the Board in connection with the Prior Contract Review Processes, with consideration for the Fund's investment objectives, strategies and risks, as


28    MainStay Small Company Value Fund
disclosed in the Fund's prospectus. The Board considered information about the Fund's investment performance that is provided to the Board in connection with its regularly scheduled meetings, and also took note of information provided in connection with the Prior Contract Review Processes showing the investment performance of the Fund as compared to similar mutual funds managed by other investment advisers. The Board also considered the strength of Madison Square Investors' resources (including research capabilities). Based on these considerations, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the selection of Madison Square Investors as subadviser to the Fund is likely to benefit the Fund's long-term investment performance.

COSTS OF THE SERVICES TO BE PROVIDED BY MADISON SQUARE INVESTORS

The Board considered the estimated costs of the services and profits to be realized by Madison Square Investors under the Subadvisory Agreement, taking into account profitability information provided to the Board in connection with the Prior Contract Review Processes. Because Madison Square Investors is an affiliate of New York Life Investments whose subadvisory fees for advising the Fund will be paid directly by New York Life Investments, the Board considered the cost and profitability information for New York Life Investments and Madison Square Investors in the aggregate. In evaluating these estimated costs and profits, the Board considered, among other things, EIG's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that Madison Square Investors must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that Madison Square Investors' ability to maintain a strong financial position is important in order for Madison Square Investors to provide high-quality ongoing services to the Fund and its shareholders.

The Board also considered certain fall-out benefits that may be realized by Madison Square Investors due to its relationship with the Fund. The Board recognized, for example, the benefits to Madison Square Investors from legally permitted "soft-dollar" arrangements by which brokers may provide research and other services to Madison Square Investors in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that any profits realized by Madison Square Investors due to its relationship with the Fund will be fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with the Fund's investors. Based on information provided to the Board in connection with the Prior Contract Review Processes, the Board took note of the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. The Board also observed that New York Life Investments historically has subsidized the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the Subadvisory Agreement, that the Fund's fee schedule and expense structure appropriately reflect economies of scale for the benefit of the Fund's investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as the Fund continues to grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board considered the reasonableness of the fees to be paid under the existing management and new Subadvisory Agreement, and the Fund's total ordinary operating expenses. The Board considered that the fees to be paid to Madison Square Investors under the Subadvisory Agreement are paid by New York Life Investments, not the Fund, and will result in no increase in the Fund's expenses. The Board noted that New York Life Investments will retain half of its management fee under the new Subadvisory Agreement with Madison Square Investors, consistent with the management and subadvisory fee structure used for other subadvisory relationships between New York Life Investments and its affiliates.

In assessing the reasonableness of the Fund's management and subadvisory fees and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with New York Life Investments in recent years and observed that New York Life Investments has subsidized the total ordinary operating expenses of the Fund's share classes through the imposition of expense limitation arrangements that may be modified only with the prior approval of the Board.

Based on these considerations, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the Subadvisory Agreement, supports the conclusion that these fees to be paid under the Subadvisory Agreement are reasonable.


                                                   mainstayinvestments.com    29

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the new Subadvisory Agreement with Madison Square Investors.

BOARD CONSIDERATION AND APPROVAL OF THE NEW SUBADVISORY AGREEMENT WITH MACKAY SHIELDS LLC

At the same September 25th meeting, the Board approved a Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay") on behalf of the Fund (the "MacKay Agreement"). The MacKay Agreement provides that MacKay will manage assets of the Fund as directed by New York Life Investments, and pursuant to the Fund's registration statements, subject to the approval of the Fund's shareholders. The Board approved the MacKay Agreement in anticipation of the merger of the MainStay Small Cap Value Fund with and into the Fund ("Small Cap Value Fund Merger").

In reaching its decision to approve the MacKay Agreement, the Board considered information furnished to the Board from New York Life Investments. The Board also requested and received responses from MacKay to a list of questions encompassing a variety of topics prepared on behalf of the Board by independent legal counsel to the Board.

In determining to approve the MacKay Agreement, the members of the Board reviewed and evaluated all of this information and factors they believed to be relevant and appropriate in light of legal advice furnished to them by independent legal counsel and through the exercise of their own business judgment. The broad factors considered by the Board are discussed in greater detail below, and included, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by MacKay; (ii) the investment performance of the Fund and the historical investment performance of similar portfolios managed by the Fund's proposed portfolio management team at MacKay; (iii) the costs of the services to be provided, and profits anticipated to be received, by MacKay and New York Life Investments from its relationship with the Fund; (iv) the extent to which economies of scale may be realized as the Fund grows, and the extent to which economies of scale may benefit Fund investors; and (v) the reasonableness of the Fund's management and sub-advisory fee levels and overall total ordinary operating expenses.

While the members of the Board may have weighed certain factors differently, the Board's decision to approve the MacKay Agreement was based on a comprehensive consideration of all the information provided to the Board in connection with its review of MacKay. A more detailed discussion of the factors that figured prominently in the Board's decision to approve the new MacKay Agreement is provided below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY MACKAY

In considering the approval of the MacKay Agreement, the Board examined the nature, extent and quality of the services that MacKay proposed to provide to the Fund. The Board evaluated MacKay's experience in serving as manager of other similar portfolios. In this regard, the Board took note of the significant experience of the Fund's proposed portfolio management team, the number of accounts managed by the portfolio managers and MacKay's method for compensating portfolio managers. The Board also considered the experience of senior personnel at MacKay, as well as MacKay's reputation and financial condition. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the MacKay Agreement, that the Fund is likely to benefit from the nature, extent and quality of these services as a result of MacKay's experience, personnel, operations and resources.

INVESTMENT PERFORMANCE

In evaluating investment performance, the Board considered the Fund's historical investment performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board noted that the investment performance of the Fund had not met the Board's expectations in recent years, as evidenced in part by its investment performance relative to its peers and its benchmark (the Russell 2000(R) Value Index). The Board compared the Fund's historical investment performance to the investment performance of similar portfolios managed by the proposed portfolio management team at MacKay, as well as the strength of MacKay's resources that may result in stronger long-term investment performance for the Fund over time. Based on these considerations, the Board concluded, within the context of its overall determinations regarding the MacKay Agreement, that the selection of MacKay as subadviser to the Fund could reasonably be expected to produce to benefit the Fund's long-term investment performance.

COSTS OF THE SERVICES PROVIDED, AND PROFITS TO BE REALIZED, BY MACKAY AND NEW YORK LIFE INVESTMENTS

In connection with its considerations of the MacKay Agreement and its past consideration of the Fund's contractual arrangements, the Board considered the estimated costs of the services to be provided by MacKay under the MacKay Agreement and the profitability of New York Life Investments and its affiliates, including MacKay, due to their relationship with the Fund. Because MacKay is an affiliate of NY Life Investments whose subadvisory fee for advising the Fund is paid directly by New York Life Investments, the Board considered the cost and profitability information for New York Life Investments and MacKay in the aggregate.



30    MainStay Small Company Value Fund

The Board considered, among other things, MacKay's investments in personnel, systems, equipment and other resources necessary to manage the Fund. The Board acknowledged that MacKay must be in a position to pay and retain experienced professional personnel to provide services to the Fund, and that MacKay's ability to maintain a strong financial position is important in order for MacKay to provide high-quality ongoing services to the Fund and its shareholders.

The Board also considered information from New York Life Investments from a recent 15(c) review process regarding the estimated profitability to be realized by New York Life Investments and its affiliates, including MacKay, due to their overall relationship with the Fund. The Board considered information from New York Life Investments illustrating the revenues and expenses allocated by New York Life Investments to the Fund, noting the difficulty in obtaining reliable comparative data about mutual fund managers' profitability, since such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager's organization, the types of funds it manages, and the manager's capital structure and costs of capital. While recognizing the difficulty in evaluating a manager's profitability with respect to the Fund, and noting that other profitability methodologies may also be reasonable, the Board concluded that the profitability methodology presented by New York Life Investments to the Board with respect to the Fund was reasonable in all material respects.

In considering the costs and profitability of the Fund, the Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates, including MacKay, due to their relationship with the Fund. The Board recognized, for example, the benefits to MacKay from legally permitted "soft-dollar" arrangements by which brokers provide research and other services to MacKay in exchange for commissions paid by the Fund with respect to trades on the Fund's portfolio securities.

After evaluating the information presented to the Board, the Board concluded, within the context of its overall determinations regarding the MacKay Agreement, that the profit to be realized by New York Life Investments and its affiliates, including MacKay, due to their relationship with the Fund is fair and reasonable.

EXTENT TO WHICH ECONOMIES OF SCALE MAY BE REALIZED AS THE FUND GROWS

The Board also considered whether the Fund's expense structure permitted economies of scale to be shared with Fund investors. The Board considered the extent to which the Fund benefits from economies of scale through expense waivers and reimbursements. The Board also observed that New York Life Investments historically has subsidized the Fund's overall expenses through the operation of contractual expense limitations that may be lifted only with prior approval of the Board.

Based on this information, the Board concluded, within the context of its overall determinations regarding the MacKay Agreement, that the Fund's expense structure appropriately reflects economies of scale for the benefit of Fund investors. The Board noted, however, that it would continue to evaluate the reasonableness of the Fund's expense structure as a Fund continues to grow over time.

MANAGEMENT AND SUBADVISORY FEES AND TOTAL ORDINARY OPERATING EXPENSES

The Board evaluated the reasonableness of the fees to be paid under the existing management and new MacKay Agreement and the Fund's total ordinary operating expenses. Because MacKay is an affiliate of New York Life Investments whose subadvisory fee for advising the Fund is paid directly by New York Life Investments, the Board primarily considered the reasonableness of the overall management fees paid by the Fund to New York Life Investments. The Board considered positively New York Life Investments' proposal to reduce the Fund's management fee to 85 bps in the event that the Small Cap Value Fund Merger was consummated.

In assessing the reasonableness of the Fund's management and subadvisory fees and total ordinary operating expenses, the Board took note of fee and expense arrangements that had been negotiated by the Board with New York Life Investments in recent years and observed that New York Life Investments has subsidized the total ordinary operating expenses of Fund share classes through the imposition of expense limitation arrangements that may be modified only with the prior approval of the Board. The Board also considered New York Life Investments' agreement to impose lower contractual expense caps on the Fund's expenses in the event that the Small Cap Value Fund Merger was approved.

Based on these considerations, the Board concluded that the Fund's management and subadvisory fees and total ordinary operating expenses were within a range that is competitive and, within the context of the Board's overall conclusions regarding the MacKay Agreement, supports the conclusion that these fees to be paid under the MacKay Agreement are reasonable.

CONCLUSION

On the basis of the information provided to it and its evaluation thereof, the Board, which consisted entirely of Independent Trustees, unanimously approved the new MacKay Agreement with MacKay.


                                                   mainstayinvestments.com    31

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of shareholders of the Fund was held on January 30, 2009 at 11:00 am at the offices of New York Life Investments in Parsippany, New Jersey.

The purpose of the meeting was to present the following proposal for the consideration of the MainStay Small Company Value Fund's shareholders:


     To approve a Subadvisory Agreement between New York Life Investments and MacKay Shields LLC ("MacKay Shields") to appoint MacKay Shields as the subadvisor to the Fund.

     The proposal was discussed in detail in the proxy statement related to this proposal. No other business came before the special meeting. The proposal was approved by the shareholders of the MainStay Small Company Value Fund as shown below.


 SHARE CLASS                                       VOTES FOR   VOTES AGAINST   VOTES ABSTAIN    TOTAL VOTED
Investor Class                                    241,075.93        3,783.05       13,251.26        358,110
-----------------------------------------------------------------------------------------------------------
Class A                                         1,626,172.55       65,814.33      120,611.97   2,762,927.85
-----------------------------------------------------------------------------------------------------------
Class B                                           306,713.14       18,671.11       16,182.57     391,408.82
-----------------------------------------------------------------------------------------------------------
Class C                                           379,173.58       18,469.53       29,182.68     681,118.79
-----------------------------------------------------------------------------------------------------------
Class I                                            7,063,394       71,088.41      523,742.80   7,668,176.89
-----------------------------------------------------------------------------------------------------------






32    MainStay Small Company Value Fund

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that New York Life Investments uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by visiting the Fund's website at mainstayinvestments.com; or
(ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Fund's most recent Form N-PX is available free of charge upon request (i) by calling 800-MAINSTAY (624-6782);
(ii) by visiting the Fund's website at mainstayinvestments.com; or (iii) on the SEC's website at www.sec.gov.


SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge on the SEC's website at www.sec.gov or by calling MainStay Investments at 800-MAINSTAY (624-6782). You also can obtain and review copies of Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).


                                                   mainstayinvestments.com    33

MAINSTAY FUNDS

MAINSTAY OFFERS A WIDE RANGE OF FUNDS FOR VIRTUALLY ANY INVESTMENT NEED. THE FULL ARRAY OF MAINSTAY OFFERINGS IS LISTED HERE, WITH INFORMATION ABOUT THE MANAGER, SUBADVISORS, LEGAL COUNSEL, AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.


EQUITY FUNDS
MAINSTAY 130/30 CORE FUND
MAINSTAY 130/30 GROWTH FUND
MAINSTAY ALL CAP GROWTH FUND
MAINSTAY CAPITAL APPRECIATION FUND
MAINSTAY COMMON STOCK FUND
MAINSTAY EQUITY INDEX FUND(1)
MAINSTAY GROWTH EQUITY FUND
MAINSTAY ICAP EQUITY FUND
MAINSTAY ICAP SELECT EQUITY FUND
MAINSTAY LARGE CAP GROWTH FUND
MAINSTAY MAP FUND
MAINSTAY MID CAP GROWTH FUND
MAINSTAY MID CAP CORE FUND
MAINSTAY MID CAP VALUE FUND
MAINSTAY S&P 500 INDEX FUND
MAINSTAY SMALL CAP GROWTH FUND
MAINSTAY SMALL COMPANY VALUE FUND
MAINSTAY VALUE FUND

INCOME FUNDS
MAINSTAY 130/30 HIGH YIELD FUND
MAINSTAY CASH RESERVES FUND
MAINSTAY DIVERSIFIED INCOME FUND
MAINSTAY FLOATING RATE FUND
MAINSTAY GOVERNMENT FUND
MAINSTAY HIGH YIELD CORPORATE BOND FUND
MAINSTAY INDEXED BOND FUND
MAINSTAY INSTITUTIONAL BOND FUND
MAINSTAY INTERMEDIATE TERM BOND FUND
MAINSTAY MONEY MARKET FUND
MAINSTAY PRINCIPAL PRESERVATION FUND
MAINSTAY SHORT TERM BOND FUND
MAINSTAY TAX FREE BOND FUND

BLENDED FUNDS
MAINSTAY BALANCED FUND
MAINSTAY CONVERTIBLE FUND
MAINSTAY INCOME MANAGER FUND
MAINSTAY TOTAL RETURN FUND

INTERNATIONAL FUNDS
MAINSTAY 130/30 INTERNATIONAL FUND
MAINSTAY GLOBAL HIGH INCOME FUND
MAINSTAY ICAP GLOBAL FUND
MAINSTAY ICAP INTERNATIONAL FUND
MAINSTAY INTERNATIONAL EQUITY FUND


ASSET ALLOCATION FUNDS
MAINSTAY CONSERVATIVE ALLOCATION FUND
MAINSTAY GROWTH ALLOCATION FUND
MAINSTAY MODERATE ALLOCATION FUND
MAINSTAY MODERATE GROWTH ALLOCATION FUND

RETIREMENT FUNDS
MAINSTAY RETIREMENT 2010 FUND
MAINSTAY RETIREMENT 2020 FUND
MAINSTAY RETIREMENT 2030 FUND
MAINSTAY RETIREMENT 2040 FUND
MAINSTAY RETIREMENT 2050 FUND

MANAGER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC
NEW YORK, NEW YORK

SUBADVISORS

INSTITUTIONAL CAPITAL LLC(2)
CHICAGO, ILLINOIS

MACKAY SHIELDS LLC(2)
NEW YORK, NEW YORK

MADISON SQUARE INVESTORS LLC(2)
NEW YORK, NEW YORK

MARKSTON INTERNATIONAL LLC
WHITE PLAINS, NEW YORK

STANDISH MELLON ASSET MANAGEMENT COMPANY LLC
BOSTON, MASSACHUSETTS

WINSLOW CAPITAL MANAGEMENT, INC.
MINNEAPOLIS, MINNESOTA

LEGAL COUNSEL

DECHERT LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL 800-MAINSTAY (624-6782) FOR A FREE PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANY. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Closed to new investors and new purchases as of January 1, 2002.
2. An affiliate of New York Life Investment Management LLC.

                        Not part of the Semiannual Report

 -----------------------------------------------------
Not FDIC insured.  No bank guarantee.  May lose value.




NYLIFE DISTRIBUTORS LLC, 169 LACKAWANNA AVENUE,
PARSIPPANY, NEW JERSEY 07054

This report may be distributed only when preceded or accompanied by a current Fund prospectus.

mainstayinvestments.com                                            Eclipse Funds

(C) 2009 by NYLIFE Distributors LLC. All rights reserved.
                                                      SEC File Number: 811-04847

NYLIM-AO15924         (RECYCLE LOGO)           MS140-09           MSSCV10-06/09
                                                                          B1

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         The Schedule of Investments is included as part of Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the

Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Stephen P. Fisher
    ---------------------------------
    Stephen P. Fisher
    President and Principal Executive
    Officer

Date: July 6, 2009


By: /s/ Jack R. Benintende
    ---------------------------------
    Jack R. Benintende
    Treasurer and Principal Financial
    and Accounting Officer

Date: July 6, 2009

                                  EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.